       As filed with the Securities and Exchange Commission July 30, 1997

                       1933 Act Registration No. 33-21489
                           1940 Act File No. 811-5545

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]


                            Pre-Effective Amendment No.                   [ ]

                          Post-Effective Amendment No. 42                 [X]

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]



                                  Amendment No. 44                        [X]

                               THE SESSIONS GROUP
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 (800) 752-1823

                              CHARLES H. HIRE, ESQ.
                              Baker & Hostetler LLP
                        65 East State Street, Suite 2100
                              Columbus, Ohio 43215
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Immediately, upon effectiveness.
--------------------------------------------

        It is proposed that this filing will become effective (check appropriate box):

            [ ]        immediately upon filing pursuant to paragraph (b)

            [X]        on August 1, 1997, pursuant to paragraph (b)

            [ ]        60 days after filing pursuant to paragraph (a)(1)

            [ ]        on (date) pursuant to paragraph (a)(1)

            [ ]        75 days after filing pursuant to paragraph (a)(2)

            [ ]        on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

            [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

        The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. On August 28, 1996, the Registrant filed its Rule 24f-2 Notice with respect to the fiscal year ended June 30, 1996.

                              CROSS REFERENCE SHEET
                              ---------------------

                      THE KEYPREMIER AGGRESSIVE GROWTH FUND

                                    One Funds

                                       of

                               The Sessions Group

Form N-1A Part A Item                                      Prospectus Caption
---------------------                                      ------------------

1.      Cover page..................                       Cover Page

2.      Synopsis....................                       Fee Table


3.      Condensed Financial
          Information...............                       Financial Highlights, Performance
                                                           Information


4.      General Description of
          Registrant................                       Investment Objective and Policies;
                                                           Investment Restrictions; General
                                                           Information - Description of the Group
                                                           and Its Shares; Cover Page

5.      Management of the Fund......                       Management of the Group; General
                                                           Information - Custodian; General
                                                           Information - Transfer Agency and Fund
                                                           Accounting Services

5A.     Management Discussion
          of Fund Performance.......                       Inapplicable

6.      Capital Stock and Other
          Securities................                       How to Purchase and Redeem Shares;
                                                           Dividends and Taxes; General Informa-
                                                           tion - Description of the Group and Its
                                                           Shares; General Information - Miscel-
                                                           laneous

7.      Purchase of Securities
          Being Offered.............                       Valuation of Shares; How to Purchase
                                                           and Redeem Shares; Management of the
                                                           Group

8.      Redemption or Repurchase....                       How to Purchase and Redeem Shares

9.      Pending Legal Proceedings...                       Inapplicable

                      THE KEYPREMIER AGGRESSIVE GROWTH FUND

                        SUPPLEMENT DATED AUGUST 1, 1997,
                      TO PROSPECTUS DATED JANUARY 29, 1997

         Capitalized terms used in this Supplement have the meaning assigned to them in the Prospectus.

         The Fee Table on page 3 of the Prospectus is deleted and is replaced with the following:

                                    FEE TABLE

        Shareholder Transaction Expenses
        Maximum Sales Load Imposed
          on Purchases (as a percentage of offering price)              4.50%

        ESTIMATED ANNUAL FUND OPERATING EXPENSES
        (as a percentage of average net assets)

        Management Fees After Voluntary Fee Waiver(1)                   0.50%
        12b-1 Fees                                                      None
        Other Expenses(2)                                                .31
                                                                        ----
        Estimated Total Fund Operating Expenses
               After Voluntary Fee Waiver                               0.81%
                                                                        =====

        EXAMPLE

        You would pay the following expenses on a $1,000 investment, assuming
        (1) 5% annual return and (2) redemption at the end of each time period:

                                            1 Year            3 Years
                                            ------            -------

                                              $53               $70

                  The purpose of the above table is to assist a potential purchaser of Shares of the Fund in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Such expenses do not include any fees charged by the Adviser or any of its affiliates to its customer accounts which may have invested in Shares of the Fund. See "MANAGEMENT OF THE GROUP" and "GENERAL INFORMATION" for a more complete discussion of the annual operating expenses of the Fund. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

---------------
         1 The Adviser has agreed voluntarily to reduce its investment advisory fees to 0.50% through on or about October 31, 1997. Absent such voluntary fee waiver, Management Fees and Estimated Total Fund Operating Expenses for the Fund would be 1.00% and 1.31%, respectively.

         2        "Other Expenses" are estimated for the current fiscal year.

         The following is added immediately before the heading "PERFORMANCE INFORMATION" on page 4 of the Prospectus:

                              FINANCIAL HIGHLIGHTS

                  The Fund is one separate fund of the Group. The table below sets forth certain information concerning the investment results of the Fund since its inception. Further financial information is included in the Statement of Additional Information. The Financial Highlights contained in the table below have not been audited.

                                                              Period from February 3, 1997 through
                                                                       May 31, 1997 (a)
                                                              ------------------------------------
                                                                       (unaudited)

         NET ASSET VALUE, BEGINNING OF PERIOD                          $  10.00

         Investment Activities:

           Net investment income                                           0.01
           Net realized and unrealized gains (losses)
             on investments                                                 --
                                                                         ------
         Total from Investment Activities                                  0.01
                                                                         ------
         Distributions:

           Net investment income                                          (0.01)
           Net realized gains                                               --
                                                                        -------
           Total Distributions                                            (0.01)
                                                                        -------
         NET ASSET VALUE, END OF PERIOD                                $  10.00
                                                                        =======
         RATIOS/SUPPLEMENTAL DATA:
           Total return (excludes sales charge)                            0.10%(b)
           Net Assets, at end of period (000)                          $102,832
           Ratio of expenses to average net assets                         0.61%(c)

           Ratio of net investment income to average
             net assets                                                    0.25%(c)
           Ratio of expenses to average net assets*                        1.35%(c)
           Ratio of net investment income to average
             net assets*                                                 (0.49)%(c)
           Portfolio turnover                                              1.54%(c)
           Average commission rate paid                                $   0.073(d)
         --------------------

         * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
         (a)      Commencement of the Fund began February 3, 1997.
         (b)      Not annualized.
         (c)      Annualized.
         (d) Represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.

         The paragraph under the heading "RISK FACTORS AND INVESTMENT TECHNIQUES -- INVESTMENT COMPANY SECURITIES" is hereby deleted and is replaced with the following:

                  Investment Company Securities. The Fund may also invest in the securities of other investment companies, including a money market fund advised by the Adviser (a "KeyPremier money market fund"), in accordance with the limitations of the 1940 Act and any exemptions therefrom. The Fund intends to invest in other investment companies which, in the opinion of the Adviser, will assist such Fund in achieving its investment objective and in money market mutual funds for purposes of short-term cash management. The Fund will incur additional expenses due to the duplication of fees and expenses as a result of investing in mutual funds. In order to avoid the imposition of additional fees as a result of investing in shares of a KeyPremier money market fund, the Adviser, BISYS, as the Fund's administrator, and their affiliates will reduce their fees charged to the Fund by an amount equal to the fees charged by such service providers based on a percentage of the Fund's assets attributable to such Fund's investment in the KeyPremier money market fund. Additional restrictions on the Fund's investments in the securities of other mutual funds are contained in the Statement of Additional Information.

         The following is added immediately following the paragraph under the heading "HOW TO PURCHASE AND REDEEM SHARES -- DISTRIBUTOR" on page 12 of the
Prospectus:

         EMPLOYEE BENEFIT PLANS

                  Purchases, exchanges and redemptions of Shares through an employee benefit plan may be subject to different requirements and limitations imposed by employers than those discussed below. Investors should consult their employer for more information on how to purchase, exchange and redeem Shares of the Fund through their employer's plan.

         The following is added immediately before the heading "IN-KIND PURCHASES" on page 14 of the Prospectus:

         KEYPREMIER INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

                  A KeyPremier IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program. KeyPremier IRA contributions may be tax-deductible and earnings are tax deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

                  All KeyPremier IRA distribution requests must be made in writing to the Distributor. Any deposits to a KeyPremier IRA must distinguish the type and year of the contributions.

                  For more information on the KeyPremier IRAs call the Group at
         (800) 766-3960. Investment in Shares of the KeyPremier Pennsylvania Municipal Bond Fund or any other tax-exempt fund would not be appropriate for a KeyPremier IRA. Shareholders are advised to consult a tax adviser on KeyPremier IRA contribution and withdrawal requirements and restrictions.

         In the first paragraph under the heading "SALES CHARGE WAIVERS" on page 15 of the Prospectus, the word "and" between the words "agency account," and "(4) brokers" is deleted, and the following is added after "(and their spouses and children under 21)":

         , and (5) investment advisers or financial planners regulated by a federal or state governmental authority who are purchasing Shares for their own account or for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who charge a management, consulting or other fee for their services, and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of a broker or agent.

         The first paragraph under the heading "EXCHANGE PRIVILEGE" on page 17 of the Prospectus is deleted and is replaced with the following:

                  Shares of the Fund may be exchanged for Shares of a KeyPremier money market fund or any other KeyPremier Load Fund if the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in a state where it is legally authorized. Each exchange will be made at respective net asset values except that a sales charge, equal to the difference, if any, between the sales charge payable upon the purchase of shares of the KeyPremier Fund to be acquired in the exchange and the sales charge previously paid on the Shares to be exchanged, will be assessed. In determining the sales charge previously paid on the Shares to be exchanged, such Shares may include Shares which were acquired through a previous exchange for shares on which a sales charge was paid. Under such circumstances, the Shareholder must notify the Group that a sales charge was originally paid and provide the Group with sufficient information to permit confirmation of the Shareholder's right not to pay a sales charge.

         The last paragraph under the heading "GENERAL INFORMATION -- DESCRIPTION OF THE GROUP AND ITS SHARES" on page 24 of the Prospectus is deleted and is replaced with the following:

                  As of July 16, 1997, Keystone possessed, on behalf of its or its affiliates' underlying accounts, voting or investment power with respect to more than 25% of the outstanding Shares of both the Fund and the Group.

         This Prospectus Supplement replaces in its entirety the Prospectus Supplement dated as of April 1, 1997.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

THE KEYPREMIER AGGRESSIVE GROWTH FUND                    [KEYPREMIER FUNDS LOGO]
--------------------------------------------------------------------------------

3435 Stelzer Road
Columbus, Ohio 43219
For current purchase
and redemption information,
call (800) 766-3960.

--------------------------------------------------------------------------------

  The Sessions Group (the "Group") is an open-end management investment company. The Group includes The KeyPremier Aggressive Growth Fund (the "Fund") which is a diversified portfolio of the Group. The Trustees of the Group have divided the Fund's beneficial ownership into an unlimited number of transferable units called shares ("Shares").

  Martindale Andres & Company, Inc., West Conshohocken, Pennsylvania (the "Adviser"), which is a wholly owned subsidiary of Keystone Financial, Inc. ("Keystone"), acts as the investment adviser to the Fund.

  Additional information about the Fund and the Group, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission and is available upon request without charge by writing to the Group at its address or by calling the Group at the telephone number shown above. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference in its entirety into this Prospectus.

  This Prospectus sets forth concisely the information about the Fund and the Group that a prospective investor ought to know before investing. Investors should read this Prospectus and retain it for future reference.

  The Fund's net asset value per share will fluctuate as the value of its portfolio changes in response to changing market prices and/or other factors.

  BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), Columbus, Ohio, acts as the Fund's administrator and distributor. BISYS Fund Services, Inc., Columbus, Ohio, the corporate general partner of BISYS, acts as the Fund's transfer agent (the "Transfer Agent") and performs certain fund accounting services for the Fund.

THE SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE ADVISER, KEYSTONE OR ANY OF THEIR AFFILIATES. SUCH SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY, AND AN INVESTMENT IN THE FUND INVOLVES CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("COMMISSION") OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                The date of this Prospectus is January 29, 1997.

                               PROSPECTUS SUMMARY

     SHARES OFFERED: Units of beneficial interest ("Shares") of the Fund, one separate investment fund of The Sessions Group, an Ohio business trust (the "Group").

     OFFERING PRICE: The public offering price of the Fund is equal to the net asset value per share plus a sales charge of 4.50% of the public offering price, reduced on investments of $100,000 or more (See "HOW TO PURCHASE AND REDEEM SHARES -- Sales Charges"). Under certain circumstances, the sales charge may be eliminated (See "HOW TO PURCHASE AND REDEEM SHARES -- Sales Charge Waivers").

     MINIMUM PURCHASE: $1,000 minimum initial investment with $25 minimum subsequent investments. Such minimum initial investment is reduced for investors using the Auto Invest Plan described herein and for employees of the Adviser and its affiliates.

     TYPE OF COMPANY: The Fund is a diversified series of an open-end, management investment company.

     INVESTMENT OBJECTIVE: Growth of capital.

     INVESTMENT POLICIES: Under normal market conditions, the Fund will invest substantially all, but under such conditions in no event less than 65%, of its total assets in common stocks and securities convertible into common stocks of companies with market capitalizations ranging between $100 million and $5 billion.

     RISK FACTORS AND SPECIAL CONSIDERATIONS: An investment in the Fund is subject to certain risks, including market risk, as set forth in detail under "INVESTMENT OBJECTIVES AND POLICIES -- Risk Factors and Investment Techniques." As with other mutual funds, there can be no assurance that the Fund will achieve its investment objective. The Fund, to the extent set forth under "INVESTMENT OBJECTIVE AND POLICIES," may engage in the following practices: the use of repurchase agreements and reverse repurchase agreements, entering into options and futures transactions, the purchase of securities on a when-issued or delayed-delivery basis and the purchase of foreign securities through American Depository Receipts, and derivatives.

     INVESTMENT ADVISER: Martindale Andres & Company, Inc. (the "Adviser").

     DIVIDENDS: Dividends from net income are declared and generally paid quarterly. Net realized capital gains are distributed at least annually.

     DISTRIBUTOR: BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS").

                                   FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)............................................... 4.50%
ESTIMATED ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees(1).................................................................. 1.00%
12b-1 Fees.......................................................................... None
Other Expenses(2)...................................................................  .31
                                                                                     ----
Estimated Total Fund Operating Expenses............................................. 1.31%
                                                                                     =====

Example You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

                             1 YEAR         3 YEARS
                             ------         -------
                              $ 58            $85

  The purpose of the above table is to assist a potential purchaser of Shares of the Fund in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. Such expenses do not include any fees charged by the Adviser or any of its affiliates to its customer accounts which may have invested in Shares of the Fund. See "MANAGEMENT OF THE GROUP" and "GENERAL INFORMATION" for a more complete discussion of the annual operating expenses of the Fund. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
---------------

(1) The Adviser has agreed with the Group to waive all of its investment advisory fees for the Fund through March 31, 1997.

(2) "Other Expenses" are estimated for the current fiscal year.

                            PERFORMANCE INFORMATION

  From time to time performance information for the Fund showing the Fund's average annual total return may be presented in advertisements, sales literature and shareholder reports. SUCH PERFORMANCE FIGURES ARE BASED ON HISTORICAL RESULTS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Average annual total return will be calculated for the period since commencement of operations for the Fund (or its respective collective investment and common trust funds) and will reflect the imposition of the maximum sales charge, if any. Average annual total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redeemable value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions), which figure is then annualized. The Fund may also present its average annual total return excluding the effect of a sales charge.

  The Fund has been initially funded by the transfer of all of the assets of a corresponding collective investment fund and common trust fund managed by the Adviser (collectively the "CIFs"). Because the management of the Fund is substantially the same as the CIFs, the quoted performance of the Fund will include the performance of the CIFs for the periods prior to the effectiveness of the Group's registration statement as it relates to the Fund. Such performance will be restated to reflect the estimated current fees of the Fund. The CIFs were not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and therefore were not subject to certain investment restrictions that are imposed by the 1940 Act. If the CIFs had been so registered, their performance might have been adversely affected.

  Investors may also judge the performance of the Fund by comparing or referencing it to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and to data prepared by various services, which indices or data may be published by such services or by other services or publications. In addition to performance information, general information about the Fund that appears in such publications may be included in advertisements, sales literature and reports to Shareholders.

  Total return is generally a function of market conditions, types of investments held, and operating expenses. Consequently, current total return will fluctuate and is not necessarily representative of future results. Any fees charged by Keystone or by any of its affiliates, including the Adviser, to its customer accounts which may have invested in Shares of the Fund will not be included in performance calculations; such fees, if charged, will reduce the actual performance from that quoted. In addition, if the Adviser or BISYS voluntarily reduces all or part of its fees for the Fund, as discussed below, the total return for the Fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.

                       INVESTMENT OBJECTIVE AND POLICIES

IN GENERAL

  The investment objective for the Fund is growth of capital. The investment objective of the Fund is a non-fundamental policy, meaning that such objective may be changed by the Group's Trustees without the vote of the Shareholders of the Fund. There can be no assurance that the investment objective of the Fund will be achieved. Any income earned by the Fund will be incidental to its overall objective of growth of capital.

  Under normal market conditions, the Fund will invest substantially all, but under such conditions in no event less than 65%, of its total assets in common stocks and securities convertible into common stocks of companies with market capitalizations ranging between $100 million and $5 billion. Under normal market conditions, the Fund intends to operate with a fully invested philosophy, i.e., the Fund will generally invest 90% or more of its assets in common stocks and securities convertible into common stocks.

  The Fund attempts to invest in high quality small to mid capitalization companies that the Adviser believes have demonstrated one or more of the following characteristics: (1) strong management team with an ownership stake in the business; (2) solid revenue and earnings history; (3) unique position in the company's targeted market; (4) innovative products and solid new product distribution channels; and (5) solid balance sheet. In addition, the Adviser attempts to invest in companies that are selling at earnings multiples which the Adviser believes to be less than their expected long-term growth rate.

  The Adviser employs a "bottom-up" approach in its security selection process. A "bottom-up" approach emphasizes company specific factors rather than industry factors when making its buy/sell decisions. As a result of this approach, the Adviser does not utilize a sector neutral strategy. The Adviser does not seek to have the Fund have representation in all economic sectors; therefore, the Fund's sector weightings may be overweighted and/or underweighted relative to its appropriate peers and/or benchmarks.

  For purposes of the foregoing, securities convertible into common stocks include convertible bonds, convertible preferred stock, options and rights. The securities purchased by the Fund are generally traded on established U.S. markets and exchanges, although as discussed below, the Fund may invest in restricted or privately placed securities. Under normal market conditions, the Fund may also invest up to 35% of its total assets in warrants, foreign securities through sponsored American Depositary Receipts ("ADRs"), securities of other investment companies and equity REITs (real estate investment trusts), cash and Short-Term Obligations and may engage in other investment techniques described below.

  "Short-Term Obligations" consist of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including U.S. Treasury securities stripped of the unmatured interest coupons and such stripped interest coupons), with maturities of 12 months or less, certificates of deposit, bankers' acceptances and demand and time deposits of selected banks, securities of money market mutual funds, and commercial paper rated in one of the two highest rating categories by appropriate nationally recognized statistical rating organizations (e.g., Standard & Poor's Corporation and Moody's Investors Service) and repurchase agreements collateralized by such obligations. These obligations are described further in the Statement of Additional Information. The Fund may also invest up to 100% of its total assets in Short-Term Obligations and cash when deemed appropriate for temporary defensive purposes as determined by the Adviser to be warranted due to current or anticipated market conditions. However, to the extent that the Fund is so invested, it may not achieve its investment objectives.

RISK FACTORS AND INVESTMENT TECHNIQUES

  Like any investment program, an investment in the Fund entails certain risks. Equity securities such as those in which the Fund may invest are more volatile and carry more risk than some other forms of investment, including investments in equity securities of large capitalization issuers or in high grade fixed income securities. Therefore, the Fund is subject to stock market risk, i.e., the possibility that stock prices in general will decline over short or even extended periods of time. The Fund is intended for investors who have a long-term investment time horizon and who can accept the higher risks involved in seeking potentially higher capital appreciation through invest-ments in growth oriented companies. A growth oriented company typically invests most of its net income in its enterprise and does not pay out much, if any, in dividends. Accordingly, the Fund does not anticipate any significant distributions to Shareholders from net investment income, and potential investors should be in a financial position to forego current income from their investment in the Fund. In addition, smaller capitalized companies generally have limited product lines, markets and financial resources and are dependent upon a limited management group. The securities of less seasoned companies and/or smaller capitalized companies may have limited marketability, which may effect or limit their liquidity and therefore the ability of the Fund to sell such securities at the time and price it deems advisable. In addition, such securities may be subject to more abrupt or erratic market movements over time than securities of more seasoned and/or larger capitalized companies or the market as a whole.

  Depending upon the performance of the Fund's investments, the net asset value per share of the Fund may decrease instead of increase.

  The Fund may invest in put and call options and futures as more fully discussed below. Such instruments are considered to be "derivatives." A derivative is generally defined as an instrument whose value is based upon, or derived from, some underlying index, reference rate (e.g., interest rates), security, commodity or other asset. The Fund will not invest more than 20% of its total assets in any such derivatives at any one time.

  Repurchase Agreements. Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities, in exchange for cash, from banks and/or registered broker-dealers which the Adviser deems creditworthy under guidelines approved by the Group's Board of Trustees. The seller agrees to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Securities subject to repurchase agreements must be of the same type and quality as those in which the Fund may invest directly. Repurchase agreements are considered to be loans by the Fund under the 1940 Act. For further information about repurchase agreements and the related risks, see "INVESTMENT OBJECTIVE AND POLICIES--Additional Information on Portfolio Instruments--Repurchase Agreements" in the Statement of Additional Information.

  Reverse Repurchase Agreements. The Fund may borrow funds by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid high-grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act and therefore a form of leverage. The Fund may experience a negative impact on its net asset value if interest rates rise during the term of a reverse repurchase agreement. The Fund generally will invest the proceeds of such borrow-ings only when such borrowings will enhance the Fund's liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. For further information about reverse repurchase agreements, see "INVESTMENT OBJECTIVE AND POLICIES--Additional Information on Portfolio Instruments--Reverse Repurchase Agreements" in the Statement of Additional Information.

  Except as otherwise disclosed to the Shareholders of the Fund, the Group will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, BISYS, or their affiliates, and will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

  Foreign Investments. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars.

  Investments in foreign securities, including ADRs, may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other investment income, possible seizure, nationalization, or expropriation of foreign deposits or investments, the possible establishment of exchange controls or taxation at the source, less stringent disclosure requirements, less liquid or developed securities markets or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal, interest or dividends on such securities or the purchase or sale thereof.

  Restricted Securities. Securities in which the Fund may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), such as securities issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the Federal securities laws, and generally are sold to institutional investors such as the Fund who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold, if at all, to other institutional investors through or with the assistance of the issuer or investment dealers who facilitate the resale of such Section 4(2) securities, thus providing some liquidity.

  Pursuant to procedures adopted by the Board of Trustees of the Group, the Adviser may determine Section 4(2) securities to be liquid if such securities are eligible for resale under Rule 144A under the 1933 Act and are readily saleable. Rule 144A permits the Fund to purchase securities which have been privately placed and resell such securities to certain qualified institutional buyers without restriction. For purposes of determining whether a Rule 144A security is readily saleable, and therefore liquid, the Adviser must consider, among other things, the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security, the number of potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and marketplace trades of such security. However, investing in Rule 144A securities, even if such securities are initially determined to be liquid, could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

  Securities Lending. In order to generate additional income, the Fund may, from time to time, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities. The Fund must receive 100% collateral in the form of cash or U.S. Government securities. This collateral will be valued daily by the Adviser. Should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest received on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, the Fund intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower would default in its obligations, the Fund bears the risk of delay in recovery of the portfolio securities and the loss of rights in the collateral. The Fund will enter into loan agreements only with broker-dealers, banks, or other institutions that the Adviser has determined are creditworthy under guidelines established by the Group's Board of Trustees. The Fund will not lend more than 33% of the total value of its portfolio securities at any one time.

  Writing Covered Call and Put Options. The Fund may write covered call and covered put options on securities, or futures contracts regarding securities, in which the Fund may invest, in an effort to realize additional income. A put option gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. A call option gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Such options will be listed on national securities or futures exchanges. The Fund may write covered call options as a means of seeking to enhance its income through the receipt of premiums in instances in which the Adviser determines that the underlying securities or futures contracts are not likely to increase in value above the exercise price. The Fund also may seek to earn additional income through the receipt of premiums by writing put options. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option; by writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security at a price in excess of its then current market value.

  The Fund, as part of its option transactions, also may write index put and call options. Through the writing of index options the Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

  When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the mean between bid and asked price. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss. The Fund will limit its writing of options such that at no time will more than 20% of the Fund's total assets be subject to such option transactions.

  Purchasing Options. In addition, the Fund may purchase put and call options written by third parties covering indices and those types of financial instruments or securities in which the Fund may invest to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices for such instruments. The purchase of a put option is intended to protect the value of the Fund's holdings in a falling market while the purchase of a call option is intended to protect the value of the Fund's positions in a rising market. Put and call options purchased by the Fund will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price. Such options will be listed on national securities or futures exchanges.

  In purchasing a call option, the Fund would be in a position to realize a gain if, during the option period, the price of the underlying security, index or futures contract increased by an amount in excess of the premium paid for the call option. It would realize a loss if the price of the underlying security, index or futures contract declined or remained the same or did not increase during the period by more than the amount of the premium. By purchasing a put option, the Fund would be in a position to realize a gain if, during the option period, the price of the security, index or futures contract declined by an amount in excess of the premium paid. It would realize a loss if the price of the security, index or futures contract increased or remained the same or did not decrease during that period by more than the amount of the premium. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a realized loss to the Fund.

  Futures Contracts. The Fund may purchase or sell contracts for the future delivery of the specific financial instruments or securities in which the Fund may invest, and indices based upon the types of securities in which the Fund may invest (collectively, "Futures Contracts"). The Fund may use this investment technique as a substitute for a comparable market position in the underlying securities or to hedge against anticipated future changes in market prices, which otherwise might adversely affect either the value of the Fund's securities or the prices of securities which the Fund intends to purchase at a later date.

  To the extent the Fund is engaging in a futures transaction as a hedging device, because of the risk of an imperfect correlation between securities in the Fund's portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective if, for example, losses on the portfolio securities exceed gains on the futures contract or losses on the futures contract exceed gains on the portfolio securities. For futures contracts based on indices, the risk of imperfect correlation increases as the composition of the Fund's portfolio varies from the composition of the index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the future contract has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect the Fund's net investment results if the market does not move as anticipated when the hedge is established.

  Successful use of futures by the Fund also is subject to the Adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting the value of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

  An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

  Call options sold by the Fund with respect to futures contracts will be covered by, among other things, entering into a long position in the same contract at a price no higher than the strike price of the call option, or by ownership of the instruments underlying, or instruments the prices of which are expected to move relatively consistently with the instruments underlying, the futures contract. Put options sold by the Fund with respect to futures contracts will be covered when, among other things, cash or liquid securities are placed in a segregated account to fulfill the obligation undertaken.

  The Fund may utilize various index futures to protect against changes in the market value of the securities in its portfolio or which it intends to acquire. Securities index futures contracts are based on an index of various types of securities, e.g., stocks. The index assigns relative values to the securities included in an index, and fluctuates with changes in the market value of such securities. The contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash based upon the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The acquisition or sale of an index futures contract enables the Fund to protect its assets from fluctuations in rates or prices of certain securities without actually buying or selling such securities.

  In general, the value of futures contracts sold by the Fund to offset declines in its portfolio securities will not exceed the total market value of the portfolio securities to be hedged, and futures contracts purchased by the Fund will be covered by a segregated account consisting of cash or liquid securities in an amount equal to the total market value of such futures contracts, less the initial margin deposited therefor.

  When buying futures contracts and when writing put options, the Fund will be required to segregate in a separate account cash and/or U.S. Government securities in an amount sufficient to meet its obligations. When writing call options, the Fund will be required to own the financial instrument or futures contract underlying the option or segregate cash and/or U.S.

Government securities in an amount sufficient to meet its obligations under written calls.

  When-Issued or Delayed-Delivery Securities. The Fund may purchase securities on a when-issued or delayed-delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with and in furtherance of its investment objectives and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued or delayed-delivery securities are securities purchased for delivery beyond the normal settlement date at a stated price and thereby involve a risk that the price obtained in the transaction will be less advantageous than those available in the market when delivery takes place. The Fund will generally not pay for such securities or start earning dividends, if any, on them until they are received on the settlement date. When the Fund agrees to purchase such securities, however, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a separate account. Securities purchased on a when-issued or delayed-delivery basis are recorded as an asset and are subject to changes in value based upon market factors. In when-issued and delayed-delivery transactions, the Fund relies on the seller to complete the transaction; the seller's failure to do so may cause the Fund to miss a price considered to be advantageous.

  Investment Company Securities. The Fund may also invest in the securities of other investment companies in accordance with the limitations of the 1940 Act and any exemptions therefrom. The Fund intends to invest in other investment companies which, in the opinion of the Adviser, will assist such Fund in achieving its investment objective and in money market mutual funds for purposes of short-term cash management. The Fund will incur additional expenses due to the duplication of fees and expenses as a result of investing in mutual funds. Additional restrictions on the Fund's investments in the securities of other mutual funds are contained in the Statement of Additional Information.

                            INVESTMENT RESTRICTIONS

  The Fund is subject to a number of investment restrictions that may be changed only by a vote of a majority of the outstanding Shares of the Fund (as defined under "GENERAL INFORMATION--Miscellaneous" herein). The Fund will not:

       1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

       2. Purchase any securities which would cause more than 25% of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government, its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) technology companies will be divided according to their services. For example, medical devices, biotechnology, semi-conductor, software and communications will each be considered a separate industry.

       3. Borrow money or issue senior securities except that the Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

       4. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

  The following additional investment restriction may be changed without the vote of a majority of the outstanding Shares of the Fund: the Fund may not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. For purposes of this investment restriction, illiquid securities include securities which are not readily marketable and repurchase agreements with maturities in excess of seven days.

                              VALUATION OF SHARES

  The net asset value of the Fund is determined and its Shares are priced as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m. Eastern time) on each Business Day of the Fund. The time at which the Shares of the Fund are priced is hereinafter referred to as the "Valuation Time." A "Business Day" of the Fund is a day on which the Exchange is open for trading and any other day (other than a day on which no Shares of the Fund are tendered for redemption and no order to purchase any Shares of the Fund is received) during which there is sufficient trading in portfolio instruments such that the Fund's net asset value per share might be materially affected. The Exchange will not be open in observance of the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share for purposes of pricing purchases and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund, by the number of the Fund's outstanding Shares.

  The net asset value per share for the Fund will fluctuate as the value of the investment portfolio of the Fund changes. The Trustees of the Group have set the initial price of the Fund's Shares at $10 per share.

  The portfolio securities for which market quotations are readily available are valued based upon their current available prices in the principal market in which such securities normally are traded. Unlisted securities for which market quotations are readily available are valued at such market values. Other securities, including restricted securities and other securities for which market quotations are not readily available, and other assets are valued at fair value by the Adviser under procedures established by, and under the supervision of the Group's Board of Trustees. Securities may be valued by an independent pricing service approved by the Group's Board of Trustees. Investments in debt securities with remaining maturities of 60 days or less may be valued based upon the amortized cost method.

                                HOW TO PURCHASE
                               AND REDEEM SHARES

DISTRIBUTOR

  Shares of the Fund are sold on a continuous basis by the Group's distributor, BISYS (the "Distributor"). The principal office of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219. If you wish to purchase Shares, telephone the Group at (800) 766-3960.

PURCHASES OF SHARES

  Shares may be purchased through procedures established by the Distributor in connection with the requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by the Adviser, its affiliates or its correspondent entities (collectively, "Entities").

  Shares of the Fund sold to the Entities acting in a fiduciary, advisory, custodial, agency, or other similar capacity on behalf of Customers will normally be held of record by the Entities. With respect to Shares of the Fund so sold, it is the responsibility of the particular Entity to transmit purchase or redemption orders to the Distributor and to deliver federal funds for purchase on a timely basis. Beneficial ownership of Shares will be recorded by the Entities and reflected in the account statements provided by the Entities to Customers.

  Investors may also purchase Shares of the Fund by completing and signing an Account Registration Form and mailing it, together with a check (or other negotiable bank draft or money order) in at least the minimum initial purchase amount, payable to the applicable Fund, to The KeyPremier Funds, P.O. Box 182707, Columbus, Ohio 43218-2707. Subsequent purchases of Shares of the Fund may be made at any time by mailing a check (or other negotiable bank draft or money order) payable to the Group to the above address.

  If an Account Registration Form has been previously received by the Group, investors may also purchase Shares by wiring funds to the Fund's custodian. Prior to wiring any such funds and in order to ensure that wire orders are invested promptly, investors must call the Group at (800) 766-3960 to obtain instructions regarding the bank account number into which the funds should be wired and other pertinent information.

  Shares of the Fund are purchased at the net asset value per share (see "VALUATION OF SHARES") next determined after receipt by the Distributor, its agents or broker-dealers with whom it has an agreement of an order in good form to purchase Shares plus any applicable sales charge as described below. Purchases of Shares of the Fund will be effected only on a Business Day (as defined in "VALUATION OF SHARES") of the Fund.

  For an order for the purchase of Shares of the Fund that is placed through a broker-dealer, the applicable public offering price will be the net asset value as so determined (plus any applicable sales charge), but only if the broker-dealer receives the order and transmits it to the Distributor prior to the Valuation Time for that day. The broker-dealer is responsible for transmitting such orders by the Valuation Time. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the net asset value determined as of the Valuation Time for the next Business Day.

MINIMUM INVESTMENT

  Except as otherwise discussed below under "Auto Invest Plan," the minimum investment is $1,000 for the initial purchase of Shares of the Fund by an investor and $25 for subsequent purchases of Shares of the Fund. The initial minimum investment amount is reduced to $250 for employees of the Adviser, Keystone or any of their affiliates.

  Depending upon the terms of a particular Customer's account, the Entities or their affiliates may charge a Customer account fees for automatic investment and other cash management services provided in connection with an investment in the Fund. Information concerning these services and any charges will be provided by the Entities. This Prospectus should be read in conjunction with any such information received from the Entities or their affiliates.

  The Fund reserves the right to reject any order for the purchase of its Shares in whole or in part, including purchases made with foreign checks and third party checks not originally made payable to the order of the investor.

  Every Shareholder will receive a confirmation of each new transaction in his or her account, which will also show the total number of Shares owned by the Shareholder and the number of Shares being held in safekeeping by the Transfer Agent for the account of the Shareholder. Reports of purchases and redemptions of Shares by Entities on behalf of their Customers will be sent by the Entities to their Customers. Shareholders may rely on these statements in lieu of certificates. Certificates representing Shares will not be issued.

AUTO INVEST PLAN

  The KeyPremier Funds Auto Invest Plan enables Shareholders to make regular monthly or quarterly purchases of Shares of the Fund through automatic deduction from their bank accounts, provided that the Shareholder's bank is a member of the Federal Reserve and the Automated Clearing House (ACH) system. With Shareholder authorization the Transfer Agent will deduct the amount specified (subject to the applicable minimums) from the Shareholder's bank account which will automatically be invested in Shares of the Fund at the public offering price next determined after receipt of payment by the Transfer Agent. The required minimum initial investment when opening an account using the Auto Invest Plan is $250; the minimum amount for subsequent investments is $25. To participate in the Auto Invest Plan, Shareholders should complete the appropriate section of the Account Registration Form or a supplemental sign-up form which can be acquired by calling the Group at (800) 766-3960. For a Shareholder to change the Auto Invest instructions, the request must be made in writing to the Group at: 3435 Stelzer Road, Columbus, Ohio 43219.

  The Group may eliminate or change the Auto Invest Plan at any time or from time to time without notice thereof.

IN-KIND PURCHASES

  Payment for Shares of the Fund may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund as described in this Prospectus. For further information about this form of payment, contact the Adviser. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund received satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form of transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

SALES CHARGES

  The public offering price of Shares of the Fund equals net asset value plus a sales charge in accordance with the table below. BISYS receives this sales charge as Distributor and reallows a portion of it as dealer discounts and brokerage commissions. However, the Distributor, in its sole discretion may pay certain dealers all or part of the portion of the sales charge it receives. The broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the Securities Act of 1933.

                        SALES                         DEALER
                        CHARGE        SALES       DISCOUNTS AND
                          AS        CHARGE AS       BROKERAGE
      AMOUNT OF        % OF NET    % OF PUBLIC    COMMISSIONS AS
   TRANSACTION AT       AMOUNT      OFFERING       % OF PUBLIC
PUBLIC OFFERING PRICE  INVESTED       PRICE       OFFERING PRICE
---------------------  --------    -----------    --------------
Less than $100,000...    4.71%         4.50%           4.05%

$100,000 but less
  than $250,000......    3.63          3.50            3.15

$250,000 but less
  than $500,000......    2.56          2.50            2.25

$500,000 but less
  than $1,000,000....    1.52          1.50            1.35

$1,000,000 or more...       0             0               0

  From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. The Distributor, at its expense, will also provide additional compensation to dealers in connection with sales of Shares of the Fund. Such compensation will include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Compensation will also include the following types of non-cash compensation offered through sales contests: (1) vacation trips, including the provision of travel arrangements and lodging at luxury resorts at an exotic location, (2) tickets for entertainment events (such as concerts, cruises and sporting events) and (3) merchandise (such as clothing, trophies, clocks and pens). Dealers may not use sales of the Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its Shareholders.

SALES CHARGE WAIVERS

  The Distributor will waive sales charges for the purchase of Shares of the Fund by or on behalf of (1) purchasers for whom Keystone, the Adviser, one of their affiliates or another financial institution acts in a fiduciary, advisory, agency, custodial (other than individual retirement accounts), or similar capacity, (2) officers, trustees, directors, advisory board members, employees and retired employees (including spouses, children and parents of the foregoing) of Keystone, the Adviser, the Group, BISYS and any affiliated company thereof,
(3) investors who purchase Shares with the proceeds from a distribution from the Adviser, Keystone or an affiliate trust or agency account, and (4) brokers, dealers and agents who have a sales agreement with the Distributor, and their employees (and their spouses and children under 21). The Distributor may change or eliminate the foregoing waivers at any time or from time to time without notice thereof. The Distributor may also periodically waive all or a portion of the sales charge for all investors with respect to the Fund.

  In addition, the Distributor may waive sales charges for the purchase of the Fund's Shares with the proceeds from the recent redemption of shares of a non-money market fund that imposes a sales charge. The purchase must be made within 60 days of the redemption, and the Distributor must be notified in writing by the investor, or by his financial institution, at the time the purchase is made. A copy of the investor's account statement showing such redemption must accompany such notice.

CONCURRENT PURCHASES

  For purposes of qualifying for a lower sales charge, investors have the privilege of combining concurrent purchases of the Fund and one or more of the other funds of the Group sold with a sales charge and advised by the Adviser

("KeyPremier Load Funds"). For example, if a Shareholder concurrently purchases Shares of the Fund at the total public offering price of $50,000 and Shares of another KeyPremier Load Fund at the total public offering price of $50,000, the sales charge would be that applicable to a $100,000 purchase as shown in the table above. This privilege, however, may be modified or eliminated at any time or from time to time by the Group without notice thereof.

LETTER OF INTENT

  An investor may obtain a reduced sales charge by means of a written Letter of Intent which expresses the intention of such investor to purchase Shares of the Fund at a designated total public offering price within a designated 13-month period. Each purchase of Shares under a Letter of Intent will be made at the net asset value plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent. A Letter of Intent may include purchases of Shares made not more than 90 days prior to the date such investor signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. This program may be modified or eliminated at any time or from time to time by the Group without notice. For further information about letters of intent, interested investors should contact the Group at (800) 766-3960.

  A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Shares actually purchased if the full amount indicated is not purchased, and such escrowed Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Shares, whether paid in cash or reinvested in additional Shares, are not subject to escrow. The escrowed Shares will not be available for disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. An adjustment will be made to reflect any reduced sales charge applicable to Shares purchased during the 90-day period prior to the date the Letter of Intent was entered into at the conclusion of the 13-month period and in the form of additional Shares credited to the Shareholder's account at the then current public offering price applicable to a single purchase of the total amount of the total purchases. Additionally, if the total purchases within the 13-month period exceed the amount specified, a similar adjustment will be made to reflect further reduced sales charges applicable to such purchases, if any.

RIGHT OF ACCUMULATION

  Pursuant to the right of accumulation, investors are permitted to purchase Shares of the Fund at the public offering price applicable to the total of (a) the total public offering price of the Shares then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's combined holdings of the Shares of all KeyPremier Load Funds. The "purchaser's combined holdings" described in the preceding sentence shall include the combined holdings of the purchaser, the purchaser's spouse and children under the age of 21 and the purchaser's retirement plan accounts. To receive the applicable public offering price pursuant to the right of accumulation, Shareholders must, at the time of purchase, give the Transfer Agent sufficient information to permit confirmation of qualification. This right of accumulation, however, may be modified or eliminated at any time or from time to time by the Group without notice.

EXCHANGE PRIVILEGE

  Shares of the Fund may be exchanged for Shares of The KeyPremier Prime Money Market Fund or any other KeyPremier Load Fund at respective net asset values if the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in a state where it is legally authorized. When shares of The KeyPremier Prime Money Market Fund are exchanged for Shares of the Fund or other KeyPremier Load Fund, the applicable sales load will be assessed, unless such shares to be exchanged were acquired through a previous exchange for shares on which a sales charge was paid. Under such circumstances, the Shareholder must notify the Group that a sales charge was originally paid and provide the Group with sufficient information to permit confirmation of the Shareholder's right not to pay a sales charge.

  An exchange is considered a sale of Shares for federal income tax purposes. However, a Shareholder may not include any sales charge on Shares of the Fund as a part of the cost of those Shares for purposes of calculating the gain or loss realized on an exchange of those Shares within 90 days of their purchase.

  The Group may at any time modify or terminate the foregoing exchange privileges. The Group, however, will give Shareholders 60 days' advance written notice of any such modification.

  A Shareholder wishing to exchange his or her Shares may do so by contacting the Group at (800) 766-3960 or by providing written instructions to the Group. Any Shareholder who wishes to make an exchange should obtain and review the current prospectus of the fund in which he or she wishes to invest before making the exchange. For a discussion of risks associated with unauthorized telephone exchanges, see "Redemption by Telephone" below.

                              REDEMPTION OF SHARES

  Shares may ordinarily be redeemed by mail or by telephone. However, all or part of a Customer's Shares may be redeemed in accordance with instructions and limitations pertaining to his or her account at an Entity. For example, if a Customer has agreed with an Entity to maintain a minimum balance in his or her account with the Entity, and the balance in that account falls below that minimum, the Customer may be obliged to redeem, or the Entity may redeem on behalf of the Customer, all or part of the Customer's Shares of the Fund to the extent necessary to maintain the required minimum balance.

REDEMPTION BY MAIL

  A written request for redemption must be received by the Group, at the address shown on the front page of this Prospectus, in order to honor the request. The Transfer Agent will require a signature guarantee by an eligible guarantor institution. The signature guarantee requirement will be waived if the following conditions apply: (1) the redemption check is payable to the Shareholder(s) of record, and (2) the redemption check is mailed to the Shareholder(s) at the address of record or mailed or wired to a commercial bank account previously designated on the Account Registration Form. There is no charge for having redemption proceeds mailed to a designated bank account. To change the address to which a redemption check is to be mailed, a written request therefor must be received by the Transfer Agent. In connection with such request, the Transfer Agent will require a signature guarantee by an eligible guarantor institution. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in the Securities Exchange Act of 1934. The Transfer Agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.

REDEMPTION BY TELEPHONE

  If a Shareholder has so designated on the Account Registration Form, a Shareholder may request a redemption of his or her Shares by telephoning the Group and having the payment of redemption requests sent electronically directly to a domestic commercial bank account previously designated by the Shareholder on the Account Registration Form. A Shareholder may also have such payment mailed directly to the Shareholder at the Shareholder's address as recorded by the Transfer Agent. However, this option may be suspended for a period of 30 days following a telephonic address change. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. The Group may reduce the amount of a wire redemption payment by the then-current wire redemption charge of the Fund's custodian. There is currently no charge for having payment of redemption requests mailed or sent electronically to a designated bank account. For telephone redemptions, call the Group at (800) 766-3960.

  Neither the Group, the Fund nor their service providers will be liable for any loss, damages, expense or cost arising out of any telephone redemption effected in accordance with the Group's telephone redemption procedures, acting upon instructions reasonably believed to be genuine. The Group will employ procedures designed to provide reasonable assurance that instructions by telephone are genuine; if these procedures are not followed, the Group, the Fund or their service providers may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verification of account name and account number or tax identification number, and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, Shareholders are unable to effect telephone transactions, Shareholders may also mail the redemption request to the Group at the address shown on the front page of this Prospectus.

AUTO WITHDRAWAL PLAN

  The Auto Withdrawal Plan enables Shareholders of the Fund, with an account balance in the Fund of $5,000 or more, to make regular monthly or quarterly redemptions of Shares. With Shareholder authorization, the Transfer Agent will automatically redeem Shares at the net asset value on the dates of the withdrawal and have a check in the amount specified mailed to the Shareholder. The required minimum withdrawal is $50 monthly. To participate in the Auto Withdrawal Plan, Shareholders should call (800) 766-3960 for more information. Purchases of additional Shares, including use of the Auto Invest Plan described above, concurrent with withdrawals may be disadvantageous to certain Shareholders because of tax liabilities and sales charges. For a Shareholder to change the Auto Withdrawal instructions, the request must be made in writing to the Group.

PAYMENTS TO SHAREHOLDERS

  Redemption orders are effected at the net asset value per share next determined after the Shares are properly tendered for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within seven days after receipt by the Distributor of the request for redemption. However, to the greatest extent possible, the Fund will attempt to honor requests from Shareholders for next day payments upon redemption of Shares if the request for redemption is received by the Distributor before the Valuation Time on a Business Day or, if the request for redemption is received after the Valuation Time, to honor requests for payment on the second Business Day. The Fund will attempt to so honor redemption requests unless it would be disadvantageous to the Fund or the Shareholders of the Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

  At various times, the Group may be requested to redeem Shares for which it has not yet received good payment. In such circumstances, the Group may delay the forwarding of proceeds for up to 15 days or more until payment has been collected for the purchase of such Shares. The Group intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, the Group may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

  Due to the relatively high cost of handling small investments, the Group reserves the right to redeem, at net asset value, the Shares of the Fund of any Shareholder if, because of redemptions of Shares by or on behalf of the Shareholder (but not as a result of a decrease in the market price of such Shares, the deduction of any sales charge or the establishment of an account with less than $1,000 using the Auto Invest Plan), the account of such Shareholder has a value of less than $1,000 ($250 if the Shareholder is an employee of the Adviser or one of its affiliates). Accordingly, an investor purchasing Shares of the Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems some of his or her Shares. Before the Group exercises its right to redeem such Shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the Shares in his or her account is less than the minimum amount and will be allowed at least 60 days to make an additional investment in an amount which will increase the value of the account to at least $1,000 ($250 if the Shareholder is an employee of the Adviser or one of its affiliates).

  See "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" in the Statement of Additional Information for examples of when the Group may suspend the right of redemption.

                              DIVIDENDS AND TAXES

DIVIDENDS

  A dividend for the Fund is declared quarterly at the close of business on the day of declaration consisting of an amount of accumulated undistributed net income, if any, of the Fund as determined necessary or appropriate by the appropriate officers of the Group. Such dividend is generally paid quarterly. Shareholders will automatically receive all income dividends and capital gains distributions in additional full and fractional Shares of the Fund at the net asset value as of the date of payment, unless the Shareholder elects to receive dividends or distributions in cash. Such election, or any revocation thereof, must be made in writing to the Transfer Agent at 3435 Stelzer Road, Columbus, Ohio 43219, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent.

  Distributable net realized capital gains, if any, for the Fund are distributed at least annually. Dividends are paid in cash not later than seven Business Days after a Shareholder's complete redemption of his or her Shares in the Fund.

  If a Shareholder elects to receive distributions in cash, and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, the Shareholder's cash election will be changed automatically and future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

FEDERAL TAXES

  The Fund is treated as a separate entity for federal income tax purposes and intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 (the "Code") for so long as such qualification is in the best interest of the Fund's Shareholders. Qualification as a regulated investment company under the Code requires, among other things, that the regulated investment company distribute to its shareholders at least 90% of its investment company taxable income. The Fund contemplates declaring as dividends all or substantially all of its investment company taxable income (before deduction of dividends paid).

  A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of having a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. If distributions during a calendar year were less than the required amount, the Fund would be subject to a nondeductible 4% excise tax on the deficiency.

  It is expected that the Fund will distribute annually to its Shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to Shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash. The dividends received deduction for corporations will apply to the aggregate of such ordinary income distributions in the same proportion as the aggregate dividends eligible for the dividends deduction, if any, received by the Fund bear to its gross income.

  Distribution by the Fund of the excess of net long-term capital gain, if any, over net short-term capital loss is taxable to Shareholders as long-term capital gain in the year in which it is received, regardless of how long the Shareholder has held the Shares. Such distributions are not eligible for the dividends received deduction.

  If the net asset value of a Share is reduced below the Shareholder's cost of that Share by the distribution of income or gain realized on the sale of securities, the distribution, from a practical standpoint, is a return of invested principal, although taxable as described above.

  Prior to purchasing Shares, the impact of dividends or capital gains distributions which are expected to be declared or have been declared, but have not been paid, should be carefully considered. Any such dividends or capital gains distributions paid shortly after a purchase of Shares prior to the record date will have the effect of reducing the per share net asset value of the Shares by the amount of the dividends or distributions. All or a portion of such dividends or distributions, although in effect a return of capital, is subject to tax.

  Additional information regarding federal taxes is contained in the Statement of Additional Information under the heading "ADDITIONAL
INFORMATION -- Additional General Tax Information." However, the information contained in this Prospectus and the additional material in the Statement of Additional Information are only brief summaries of some of the important tax considerations generally affecting the Fund and its Shareholders. Accordingly, potential investors are urged to consult their own tax advisers concerning the application of federal, state and local taxes as such laws and regulations affect their own tax situation.

  Shareholders will be advised at least annually as to the federal income tax consequences of distributions made to them during the year.

                            MANAGEMENT OF THE GROUP

TRUSTEES OF THE GROUP

  Overall responsibility for management of the Group rests with its Board of Trustees. Unless so required by the Group's Declaration of Trust or By-Laws or by Ohio law, at any given time all of the Trustees may not have been elected by the shareholders of the Group. The Group will be managed by the Trustees in accordance with the laws of Ohio governing business trusts. The Trustees, in turn, elect the officers of the Group to supervise its day-to-day operations.

  The Trustees of the Group receive fees and are reimbursed for their expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BISYS Fund Services Inc., the sole general partner of BISYS, or BISYS receives any compensation from the Group for acting as a Trustee of the Group. The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. BISYS receives fees from the Fund for acting as Administrator, may receive fees under the Administrative Services Plan discussed below and may retain all or a portion of any sales load imposed upon purchases of Shares. BISYS Fund Services, Inc. receives fees from the Fund for acting as Transfer Agent and for providing certain fund accounting services.

INVESTMENT ADVISER

  Martindale Andres & Company, Inc., Four Falls Corporate Center, Suite 200, West Conshohocken, Pennsylvania 19428, is the investment adviser of the Fund and has served as such since the Fund's inception. The Adviser is a wholly owned subsidiary of Keystone Financial, Inc., 1 Keystone Plaza, Harrisburg, Pennsylvania 17101 ("Keystone"). The Adviser was organized in 1989 and was acquired by Keystone in December 1995. Except with respect to the KeyPremier Load Funds and The KeyPremier Prime Money Market Fund, the Adviser has not previously served as the investment adviser to a registered open-end management investment company. However, the Adviser has managed since its founding the investment portfolio of high net worth individuals, endowments, pension and common trust funds. The Adviser currently has over $1.6 billion under management.

  Subject to the general supervision of the Board of Trustees of the Group and in accordance with the investment objective and restrictions of the Fund, the Adviser manages the Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the Fund's records relating to such purchases and sales.

  William C. Martindale, Jr. is responsible for the day-to-day management of the Fund's portfolio, has managed the CIFs since July 1, 1994, and has over 25 years of equity investment experience. Mr. Martindale co-founded the Adviser in 1989 and serves as its Chief Investment Officer. Prior to 1989, Mr. Martindale served in various investment-related capacities with Dean Witter Reynolds.

  For the services provided and expenses assumed pursuant to its Investment Advisory Agreement with the Group, the Adviser receives a fee from the Fund, computed daily and paid monthly, at the annual rate of one percent (1.00%) of the Fund's average daily net assets.

  The Adviser may periodically voluntarily reduce all or a portion of its advisory fee with respect to the Fund to increase the net income of the Fund available for distribution as dividends. The Adviser may not seek reimburse-ment of such voluntarily reduced fees after the end of the fiscal year in which the fees were reduced. The reduction of such fee will cause the total return of the Fund to be higher than it would otherwise be in the absence of such a reduction.

ADMINISTRATOR AND DISTRIBUTOR

  BISYS is the administrator for the Fund and also acts as the Fund's principal underwriter and distributor (the "Administrator" or the "Distributor," as the context indicates). BISYS and its affiliated companies, including BISYS Fund Services, Inc., are wholly owned by The BISYS Group, Inc., a publicly-held company which is a provider of information processing, loan servicing and 401(k) administration and recordkeeping services to and through banking and other financial organizations.

  The Administrator generally assists in all aspects of the Fund's administration and operation. For expenses assumed and services provided as administrator pursuant to its management and administration agreement with the Group, the Administrator receives a fee from the Fund, computed daily and paid periodically, calculated at an annual rate of eleven and one-half one-hundredths of one percent (.115%) of the Fund's average daily net assets. The Administrator may periodically voluntarily reduce all or a portion of its administration fee with respect to the Fund to increase the net income of the Fund available for distribution as dividends. The Administrator may not seek reimbursement of such reduced fees after the end of the fiscal year in which the fees were reduced. The voluntary reduction of such fee will cause the total return of the Fund to be higher than it would otherwise be in the absence of such a fee reduction.

  The Distributor acts as agent for the Fund in the distribution of its Shares and, in such capacity, solicits orders for the sale of Shares, advertises, and pays the costs of advertising, office space and its personnel involved in such activities. The Distributor receives no compensation under its Distribution Agreement with the Group, but may retain all or a portion of any sales charge imposed upon the purchase of Shares. See "HOW TO PURCHASE AND REDEEM SHARES--Sales Charges."

EXPENSES

  The Adviser and the Administrator each bear all expenses in connection with the performance of their services as investment adviser and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for the Fund. The Fund will bear the following expenses relating to its operations: organizational expenses, taxes, interest, any brokerage fees and commissions, fees and expenses of the Trustees of the Group, Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to the Fund's current shareholders, outside auditing and legal expenses, advisory fees, fees and out-of-pocket expenses of the custodian, fund accountant and Transfer Agent, costs for independent pricing services, certain insurance premiums, costs of maintenance of the Group's existence, costs of shareholders' reports and meetings, expenses incurred under the Administrative Services Plan described below and any extraordinary expenses incurred in the Fund's operation.

ADMINISTRATIVE SERVICES PLAN

  The Group has adopted an Administrative Services Plan (the "Services Plan") pursuant to which the Fund is authorized to pay compensation to banks and other financial institutions (each a "Service Organization"), which may include the Adviser, Entities, and BISYS, which agree to provide certain ministerial, record keeping and/or administrative support services for their customers or account holders (collectively, "customers") who are the beneficial or record owner of Shares of the Fund. In consideration for such services, a Service Organiza-tion receives a fee from the Fund, computed daily and paid monthly, at an annual rate of up to .25% of the average daily net asset value of Shares of the Fund owned beneficially or of record by such Service Organization's customers for whom the Service Organization provides such services.

  The servicing agreements adopted under the Services Plan (the "Servicing Agreements") require the Service Organizations receiving such compensation to perform certain ministerial, record keeping and/or administrative support services with respect to the beneficial or record owners of Shares of the Fund, such as processing dividend and distribution payments from the Fund on behalf of customers, providing periodic statements to customers showing their positions in the Shares of the Fund, providing sub-accounting with respect to Shares beneficially owned by such customers and/or providing customers with a service that invests the assets of their accounts in Shares of the Fund pursuant to specific or pre-authorized instructions. As of the date hereof, no such servicing agreements have been entered into by the Group on behalf of the Fund.

BANKING LAWS

  The Adviser believes that it possesses the legal authority to perform the investment advisory services for the Fund contemplated by its investment advisory agreement with the Group, as described in this Prospectus, without violation of applicable banking laws and regulations, and has so represented in its investment advisory agreement with the Group. Future changes in Federal or state statutes and regulations relating to permissible activities of banks or bank holding companies and their subsidiaries and affiliates as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could change the manner in which the Adviser could continue to perform such services for the Fund. See "MANAGEMENT OF THE GROUP--Glass-Steagall Act" in the Statement of Additional Information for further discussion of applicable law and regulations.

                              GENERAL INFORMATION

DESCRIPTION OF THE GROUP AND ITS SHARES

  The Group was organized as an Ohio business trust on April 25, 1988. The Group consists of seventeen funds, each having its own class of shares. Each share represents an equal proportionate interest in a fund with other shares of the same fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the fund as are declared at the discretion of the Trustees (see "Miscellaneous" below). The other funds of the Group are The KeyPremier Prime Money Market Fund, The KeyPremier Pennsylvania Municipal Bond Fund, The KeyPremier Established Growth Fund, The KeyPremier Intermediate Term Income Fund, 1st Source Monogram U.S. Treasury Obligations Money Market Fund, 1st Source Monogram Diversified Equity Fund, 1st Source Monogram Income Equity Fund, 1st Source Monogram Special Equity Fund, 1st Source Monogram Income Fund, 1st Source Monogram Intermediate Tax-Free Bond Fund, Riverside Capital Money Market Fund, Riverside Capital Value Fund, Riverside Capital Fixed Income Fund, Riverside Capital Growth Fund, Riverside Capital Tennessee Municipal Obligations Fund and Riverside Capital Low Duration Government Securities Fund.

  Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested, and will vote in the aggregate and not by fund except as otherwise expressly required by law. For example, Shareholders of the Fund will vote in the aggregate with other shareholders of the Group with respect to the election of Trustees. However, Shareholders of the Fund will vote as a fund, and not in the aggregate with other shareholders of the Group, for pur-poses of approval or amendment of the Group's investment advisory agreement as it relates to the Fund.

  Overall responsibility for the management of the Fund is vested in the Board of Trustees of the Group. See "MANAGEMENT OF THE GROUP--Trustees of the Group." Individual Trustees are elected by the shareholders of the Group, although Trustees may, under certain circumstances, fill vacancies, including vacancies created by expanding the size of the Board. Trustees may be removed by the Board of Trustees or shareholders in accordance with the provisions of the Declaration of Trust and By-Laws of the Group and Ohio law. See "ADDITIONAL INFORMATION--Miscellaneous" in the Statement of Additional Information for further information.

  An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, to amend the Declaration of Trust, the investment advisory agreement or the Fund's fundamental policies and to satisfy certain other requirements. To the extent that such a meeting is not required, the Group does not intend to have an annual or special meeting of shareholders.

  The Group has represented to the Commission that the Trustees will call a special meeting of shareholders for the purpose of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Group. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Group), by majority vote, has the power to remove one or more Trustees.

  Immediately prior to the public offering of the Fund's Shares, BISYS Fund Services Ohio, Inc. was the sole shareholder of the Fund. It is expected that immediately after the public offering of the Fund's Shares, BISYS Fund Services Ohio, Inc.'s holding of Shares of the Fund will be reduced below 5%.

CUSTODIAN

  The Bank of New York serves as the custodian for the Fund.

TRANSFER AGENCY AND FUND ACCOUNTING SERVICES

  BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the Fund's transfer agent pursuant to a Transfer Agency Agreement with the Group and receives a fee for such services. BISYS Fund Services, Inc. also provides certain accounting services for the Fund pursuant to the Fund Accounting Agreement and receives a fee from the Fund for such services equal to the greater of (a) a fee computed at an annual rate of 0.03% of the Fund's average daily net assets or (b) the annual fee of $30,000. See "MANAGEMENT OF THE GROUP--Transfer Agency and Fund Accounting Services" in the Statement of Additional Information for further information.

MISCELLANEOUS

  Shareholders will receive unaudited semi-annual reports and annual reports audited by independent public accountants.

  As used in this Prospectus and in the Statement of Additional Information, "assets belonging to the fund" means the consideration received by a fund upon the issuance or sale of shares in the fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds, and any general assets of the Group not readily identified as belonging to a particular fund that are allocated to such fund by the Group's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. Determinations by the Board of Trustees of the Group as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to the Fund are conclusive.

  As used in this Prospectus and in the Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Fund.

  Inquiries regarding the Fund may be directed in writing to the Group at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free (800) 766-3960.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISER
Martindale Andres & Company, Inc.
Four Falls Corporate Center, Suite 200
West Conshohocken, Pennsylvania 19428

ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Baker & Hostetler LLP
65 East State Street
Columbus, Ohio 43215

AUDITORS
KPMG Peat Marwick LLP
Two Nationwide Plaza
Columbus, Ohio 43215

           TABLE OF CONTENTS

                                        PAGE
                                        ----
PROSPECTUS SUMMARY....................    2
FEE TABLE.............................    3
PERFORMANCE INFORMATION...............    4
INVESTMENT OBJECTIVES AND
  POLICIES............................    4
INVESTMENT RESTRICTIONS...............   11
VALUATION OF SHARES...................   12
HOW TO PURCHASE AND REDEEM
  SHARES..............................   12
REDEMPTION OF SHARES..................   17
DIVIDENDS AND TAXES...................   19
MANAGEMENT OF THE GROUP...............   21
GENERAL INFORMATION...................   23

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR, BISYS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY BISYS IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.
                          [KEYPREMIER FUNDS(SM) LOGO]

                                      THE
                                   KEYPREMIER
                                   AGGRESSIVE
                                  GROWTH FUND
                                   MARTINDALE
                             ANDRES & COMPANY, INC.
                               INVESTMENT ADVISER



                                   Prospectus
                             dated January 29, 1997

                      THE KEYPREMIER AGGRESSIVE GROWTH FUND

                           One Investment Portfolio of

                               THE SESSIONS GROUP




                       Statement of Additional Information


                                 August 1, 1997

         This Statement of Additional Information is not a prospectus, but should be read in conjunction with the prospectus (the "Prospectus") of The KeyPremier Aggressive Growth Fund (the "Fund"), dated as of the date hereof. The Fund is one of nineteen funds of The Sessions Group, an Ohio business trust (the "Group"). This Statement of Additional Information is incorporated in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing the Group at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free (800) 766-3960.

                                TABLE OF CONTENTS
                                -----------------

                                                                           Page

         THE SESSIONS GROUP...............................................  B-1

         INVESTMENT OBJECTIVE AND POLICIES................................  B-1
                  Additional Information on Portfolio Instruments.........  B-1
                  Investment Restrictions.................................  B-9
                  Portfolio Turnover...................................... B-10

         ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................... B-10

         MANAGEMENT OF THE GROUP.......................................... B-11
                  Trustees and Officers................................... B-11
                  Investment Adviser...................................... B-13
                  Portfolio Transactions.................................. B-15
                  Glass-Steagall Act...................................... B-17
                  Administrator........................................... B-18
                  Distributor............................................. B-19
                  Administrative Services Plan............................ B-20
                  Custodian............................................... B-21
                  Transfer Agency and Fund Accounting Services............ B-21
                  Auditors................................................ B-22
                  Legal Counsel........................................... B-22

         ADDITIONAL INFORMATION........................................... B-23
                  Description of Shares................................... B-23
                  Vote of a Majority of the Outstanding Shares............ B-24
                  Additional General Tax Information...................... B-24
                  Calculation of Total Return............................. B-28

                  Performance Comparisons................................. B-29
                  Miscellaneous........................................... B-30

         FINANCIAL STATEMENTS............................................. B-31


         APPENDIX.........................................................  A-1

                       STATEMENT OF ADDITIONAL INFORMATION

                               THE SESSIONS GROUP


         The Sessions Group (the "Group") is an open-end management investment company which currently offers nineteen separate investment portfolios. This Statement of Additional Information deals with one of those portfolios, The KeyPremier Aggressive Growth Fund (the "Fund"), which is considered to be a diversified portfolio.


         Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Capitalized terms not defined herein are defined in the Prospectus. No investment in Shares of the Fund should be made without first reading the Prospectus.

                        INVESTMENT OBJECTIVE AND POLICIES

Additional Information on Portfolio Instruments
-----------------------------------------------

         The following policies supplement the investment objective and policies of the Fund as set forth in the Prospectus.

         BANK OBLIGATIONS. The Fund may invest in bank obligations such as bankers' acceptances, certificates of deposit, and demand and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Fund will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and demand and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

         COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

         The Fund will purchase commercial paper consisting of issues rated at the time of purchase by one or more appropriate nationally recognized statistical rating organizations ("NRSRO") (e.g., Standard & Poor's Corporation and Moody's Investors Service, Inc.) in one of the two highest rating categories for short-term debt obligations. The Fund may also invest in commercial paper that is not rated but that is determined by the Adviser to be of comparable quality to instruments that are so rated by an NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instruments. For a description of the rating symbols of the NRSROs, see the Appendix.

         FOREIGN INVESTMENT. Investments in securities issued by foreign issuers, including ADRs, may subject the Fund to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, or the adoption of other foreign governmental restrictions. The Fund will acquire such securities only when the Adviser believes the risks associated with such investments are minimal.

         U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

         The Fund may also invest in the following types of U.S. Treasury securities: direct obligations issued by the U.S. Treasury including bills, notes and bonds which differ from each other only in interest rates, maturities and times of issuance; U.S. Treasury securities that have been stripped of their unmatured interest coupons (which typically provide for interest payments semi-annually); interest coupons that have been stripped from such U.S. Treasury securities; receipts and certificates for such stripped debt obligations and stripped coupons (collectively, "Stripped Treasury Securities"); and in repurchase agreements collateralized by such securities. Stripped Treasury Securities will include (1) coupons that have been stripped from U.S. Treasury bonds, which may be held through the Federal Reserve Bank's book-entry system called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS") or through a program entitled "Coupon Under Book-Entry Safekeeping" ("CUBES").

         Treasury bills have maturities of one year or less; Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years. Stripped Treasury Securities are sold at a deep discount because the buyer of those securities receives only the right to receive a future fixed payment (representing principal or interest) on the security and does not receive any rights to periodic interest payments on the security.

         REAL ESTATE INVESTMENT TRUSTS. The Fund may invest in equity REITs. REITs pool investors' funds for investment primarily in commercial real estate properties. Investment in REITs may subject the Fund to certain risks. REITs may be affected by changes in the value of the underlying property owned by the trust. REITs are dependent upon specialized management skill, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code and to maintain its exemption from the 1940 Act. As a shareholder in a REIT, the Fund would bear, along with other shareholders, its pro rata portion of the REIT's operating expenses. These expenses would be in addition to the advisory and other expenses the Fund bears directly in connection with its own operations.

         RESTRICTED SECURITIES. Securities in which the Fund may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), such as securities issued in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the Federal securities laws, and generally are sold to institutional investors such as the Fund who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) securities, thus providing liquidity. Any such restricted securities will be considered to be illiquid for purposes of the Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the

Group, the Adviser has determined such securities to be liquid because such securities are eligible for resale under Rule 144A under the 1933 Act and are readily saleable. The Fund will limit its investment in Section 4(2) securities to not more than 5% of its net assets.

         WHEN-ISSUED SECURITIES. As discussed in the Prospectus, the Fund may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When the Fund agrees to purchase securities on a "when-issued" basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Fund's custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, the Fund's liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceeded 25% of its total assets. Under normal market conditions, however, the Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of its total assets.

         When the Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Fund will engage in "when-issued" transactions only for the purpose of acquiring portfolio securities consistent with the Fund's investment objective and policies and not for investment leverage.

         REPURCHASE AGREEMENTS. Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from banks and registered broker-dealers which the Adviser deems creditworthy under guidelines approved by the Group's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). This requirement will be continually monitored by the Adviser. If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities. Securities subject to repurchase agreements will be held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

         REVERSE REPURCHASE AGREEMENTS. As discussed in the Prospectus, the Fund may borrow funds by entering into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act and therefore a form of leveraging.

         HEDGING TRANSACTIONS. Hedging transactions, including the use of options and futures, in which the Fund is authorized to engage as described in the Prospectus, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such hedging transactions could result in losses greater than if they had not been used.

         Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund create the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of hedging transactions would reduce net asset value, and possible income, and such losses can be greater than if the hedging transactions had not been utilized.

         GENERAL CHARACTERISTICS OF OPTIONS. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in the Prospectus and in greater detail below. In addition, many hedging transactions involving options require segregation of the Fund's assets in special accounts, as described further below.

         With certain exceptions, exchange-listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option. The Fund's ability to close out its position as a purchaser or seller of a put or call option is dependent in part, upon the liquidity of the option market. In addition, the hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the options markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         Exchange-traded options generally have standardized terms and performance mechanics unlike over-the-counter traded options. The

Fund currently expects to purchase and sell only exchange-traded options. Exchange-traded options generally are guaranteed by the clearing agency which is the issuer or counterparty to such options. This guarantee usually is supported by a daily payment system (i.e., variation margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with options purchased on an exchange.

         All options written by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to a call option or must meet the asset segregation requirements) as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call option written by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold. With respect to put options written by the Fund, the Fund will place liquid securities in a segregated account to cover its obligations under such put option and will monitor the value of the assets in such account and its obligations under the put option daily.

         FUTURES CONTRACTS. As discussed in the Prospectus, the Fund may enter into futures contracts. This investment technique is designed primarily to act as a substitute for a position in the underlying security and to hedge against anticipated future changes in market conditions which otherwise might adversely affect the value of securities which the Fund holds or intends to purchase. For example, when market values of portfolio securities are expected to fall, the Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When market values are expected to rise, the Fund, through the purchase of such contracts, can attempt to secure better prices for the Fund than might later be available in the market when it effects anticipated purchases.

         The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.


         Futures transactions involve brokerage costs and require the Fund to segregate liquid assets, such as cash, U.S. Government securities or other liquid securities, to cover its performance under such contracts. The Fund may lose the expected benefit of futures transactions if securities prices or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund's ability to hedge effectively against market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

         REGULATORY RESTRICTIONS. To the extent required to comply with Securities and Exchange Commission Release No. IC-10666, when purchasing a futures contract or writing a put option, the Fund will maintain in a segregated account cash or liquid high-grade securities equal to the value of such contracts.

         To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being classified as a "commodity pool operator," the Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open options on futures would exceed 5% of the liquidation value of the Fund's total assets after taking into account unrealized profits and unrealized losses on any contracts entered into. The Fund will not engage in transactions in futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which the Fund holds or intends to purchase.


         SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in securities issued by other investment companies, including money market funds advised by the Adviser. The Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne directly by shareholders of the Fund.

Investment Restrictions
-----------------------

         The Fund's investment objective is a non-fundamental policy and may be changed without a vote of the shareholders of the Fund. In addition to the fundamental investment policies listed in the Prospectus, the following investment restrictions may be changed only by a vote of the majority of the outstanding Shares of the Fund (as defined under "ADDITIONAL INFORMATION - Vote of a Majority of the Outstanding Shares").

         In addition to the investment restrictions set forth in the Prospectus, the Fund may not:

         1. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities and except as may be necessary to make margin payments in connection with derivative securities transactions;

         2. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities;"

         3. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

         4. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of the Fund.

         The following additional investment restrictions may be changed without the vote of a majority of the outstanding Shares of the Fund. The Fund may not:

         1. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom;

         2. Engage in any short sales; and


         3. Mortgage or hypothecate the Fund's assets in excess of one-third of the Fund's total assets.


         If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause the Fund's investments in illiquid securities, repurchase agreements with maturities in excess of seven days and other instruments in the Fund which are not readily marketable to exceed the limit set forth in the Fund's Prospectus for its investment in illiquid securities, the Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, the Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

Portfolio Turnover
------------------

         The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.


         The annual portfolio turnover rate for the Fund is estimated to be less than 50%. The portfolio turnover rate for the Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to the Fund and may result in additional tax consequences to the Fund's Shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares of the Fund are sold on a continuous basis by BISYS, and BISYS has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from BISYS, Shares may be purchased through procedures established by BISYS in connection with the requirements of accounts at the Adviser or the Adviser's affiliated entities (collectively, "Entities"). Customers purchasing Shares of the Fund may include officers, directors, or employees of the Adviser or the Entities.

         The Group may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Group of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Group to determine the fair value of its net assets.

                             MANAGEMENT OF THE GROUP

Trustees and Officers
---------------------

         Overall responsibility for management of the Group rests with its Board of Trustees. The Trustees elect the officers of the Group to supervise actively its day-to-day operations.

         The names of the Trustees and officers of the Group, their addresses, and principal occupations during the past five years are as follows:

                                   Position(s) Held                Principal Occupation
Name, Age and Address              With the Group                  During Past 5 Years
---------------------              --------------                  -------------------


Walter B. Grimm*                   Chairman,                       From June, 1992 to present,
3435 Stelzer Road                  President and                   employee of BISYS Fund
Columbus, Ohio  43219              Trustee                         Services Limited Partnership.
Age:  51

Nancy E. Converse*                 Trustee and                     Since July, 1990, employee of
3435 Stelzer Road                  Assistant                       BISYS Fund Services Limited
Columbus, Ohio 43219               Secretary                       Partnership or BISYS Fund
Age:  47                                                           Services Ohio, Inc.


Maurice G. Stark                   Trustee                         Consultant; from 1979 to
7662 Cloister Drive                                                December, 1994, Vice
Columbus, Ohio 43235                                               President-Finance and Chief
Age:  61                                                           Financial Officer, Battelle
                                                                   Memorial Institute (scientific
                                                                   research and development service
                                                                   corporation).

James H. Woodward, Ph.D.           Trustee                         Since July 1991, Chancellor
The University of North                                            of The University of North
Carolina at Charlotte                                              Carolina at Charlotte.
Charlotte, NC 28223
Age:  56


Chalmers P. Wylie                  Trustee                         From April, 1993 to present, Of
754 Stonewood Court                                                Counsel with Kegler, Brown, Hill
Columbus, Ohio 43235                                               & Ritter (law firm); from
Age:  75                                                           January, 1993 to present,
                                                                   Adjunct Professor at The Ohio
                                                                   State University; from January,
                                                                   1967 to January, 1993, Member of
                                                                   the United States House of
                                                                   Representatives for the 15th
                                                                   District.

J. David Huber                     Vice President                  Since January, 1996, President
3435 Stelzer Road                                                  of BISYS Fund Services Limited
Columbus, Ohio 43219                                               Partnership; from June, 1987 to
Age:  50                                                           December, 1995, employee of
                                                                   BISYS Fund Services Limited
                                                                   Partnership; from September,
                                                                   1988 to present, Vice President of



                                                            BISYS Fund Services Ohio,
                                                            Inc.

William J. Tomko                   Vice President           From April, 1987 to present,
3435 Stelzer Road                                           employee of BISYS Fund Services
Columbus, Ohio 43219                                        Limited Partnership.
Age:  37

Stephen G. Mintos                  Treasurer                From January, 1987 to present,
3435 Stelzer Road                                           employee of BISYS Fund Services
Columbus, Ohio 43219                                        Limited Partnership.
Age:  42

George L. Stevens                  Secretary                From September, 1996 to present,
3435 Stelzer Road                                           employee of BISYS Fund Services
Columbus, Ohio 43219                                        Limited Partnership; from
Age:  45                                                    September, 1995 to August, 1996,
                                                            consultant on bank investment
                                                            products and activities; from
                                                            June, 1980 to September, 1995,
                                                            employee of AmSouth Bank.


Alaina V. Metz                     Assistant                From June, 1995 to present,
3435 Stelzer Road                  Secretary                employee of BISYS Fund Services
Columbus, Ohio 43219                                        Limited Partnership; prior to
Age:  29                                                    June, 1995, supervisor at
                                                            Alliance Capital Management,
                                                            L.P. (investment management


-------------------

        *Mr. Grimm and Ms. Converse are each considered to be an "interested person" of the Group as defined in the 1940 Act.

        As of the date of this Statement of Additional Information, the Group's officers and trustees, as a group, own less than 1% of the Fund's Shares.


        No officer or employee of BISYS or BISYS Fund Services, Inc. receives any compensation from the Group for acting as trustee of the Group. The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. BISYS receives fees from the Fund for acting as Administrator, may receive fees pursuant to the Administrative Services Plan described below and may retain all or a portion of any sales load imposed upon purchases of Shares. BISYS Fund Services, Inc. receives fees from the Fund for acting as transfer agent and for providing certain fund accounting services. Messrs. Grimm, Huber, Mintos, Tomko and Stevens, Ms. Converse and Ms. Metz are employees of BISYS.

        The following table sets forth information regarding all compensation paid by the Group to its Trustees for their services as trustees during the fiscal year ended June 30, 1996. The Group has no pension or retirement plans.

                               COMPENSATION TABLE

                                     Aggregate                    Total Compensation
Name and Position                    Compensation                 From the Group
With the Group                       From the Group               and the Fund Complex*
--------------                       --------------               ---------------------

Walter B. Grimm                             $0                            $0
Trustee

Nancy E. Converse                           $0                            $0
Trustee

Maurice G. Stark                            $7,772.17                     $7,772.17
Trustee

Michael M. VanBuskirk(1)                    $7,772.17                     $7,772.17
Trustee

James H. Woodward, Ph.D.                    $0                            $0
Trustee

Chalmers P. Wylie                           $7,772.17                     $7,772.17
Trustee

---------------

        *For purposes of this Table, Fund Complex means one or more mutual funds, including the Funds, which have a common investment adviser or affiliated investment advisers or which hold themselves out to the public as being related.

        (1) Mr. VanBuskirk resigned his position as a trustee of the Group effective May 3, 1996.

        Ms. Converse and Dr. Woodward were elected trustees of the Group on June 28, 1996.

Investment Adviser
------------------


        Investment advisory and management services are provided to the Fund by Martindale Andres & Company, Inc. (the "Adviser"), pursuant to an Investment Advisory Agreement dated as of July 9, 1996, as amended as of June 30, 1997. Under the Investment Advisory Agreement, the Adviser has agreed to provide investment advisory services as described in the Prospectus. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a fee, computed daily and paid monthly, at the annual rate of one percent (1.00%) of the average daily net assets of the Fund. Pursuant to such Investment Advisory Agreement, the Adviser also provides investment advisory and management services to six other funds of the Group: The KeyPremier

Prime Money Market Fund (the "Prime Money Market Fund"), The KeyPremier Pennsylvania Municipal Bond Fund (the "Pennsylvania Bond Fund"), The KeyPremier Established Growth Fund (the "Growth Fund"), The KeyPremier Intermediate Term Income Fund (the "Income Fund"), The KeyPremier U.S. Treasury Obligations Money Market Fund (the "Treasury Money Market Fund") and The KeyPremier Limited Duration Government Securities Fund (the "Government Securities Fund"). The Prime Money Market Fund and the Treasury Money Market Fund each pay the Adviser a fee, computed daily and paid monthly, at the annual rate of forty one-hundredths of one percent (.40%) of the average daily net assets of such Fund. The Pennsylvania Bond Fund, the Income Fund and the Government Securities Fund each pay the Adviser a fee, computed daily and paid monthly, at the annual rate of sixty one-hundredths of one percent (.60%) of the average daily net assets of such Fund. The Growth Fund pays the Adviser a fee, computed daily and paid monthly, at the annual rate of seventy-five one-hundredths of one percent (.75%) of the average daily net assets of the Growth Fund. The Adviser may from time to time voluntarily reduce all or a portion of its advisory fee with respect to a Fund to increase the net income of that Fund available for distribution as dividends.


        For the year ended June 30, 1996, the Adviser had not received any compensation under the Investment Advisory Agreement with respect to the Fund since the Fund had not yet commenced operations.

        Unless sooner terminated, the Investment Advisory Agreement will continue in effect with respect to the Fund until July 9, 1998, and from year to year thereafter, for successive annual periods ending on July 9th, if, as to the Fund, such continuance is approved at least annually by the Group's Board of Trustees or by vote of a majority of the outstanding Shares of the Fund (as defined under "GENERAL INFORMATION - Miscellaneous" in the Prospectus), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to the Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of the Fund, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

        The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

        The Adviser has agreed that the Fund and the Group may use the name "KeyPremier" on a royalty-free basis and the Adviser has reserved to itself the right to grant the non-exclusive right to use the name "KeyPremier" to any other person. At such time as the Investment Advisory Agreement is no longer in effect, the Adviser may require the Fund to cease using the name "KeyPremier."

Portfolio Transactions
----------------------

        Pursuant to the Investment Advisory Agreement, the Adviser determines, subject to the general supervision of the Board of Trustees of the Group and in accordance with the Fund's investment objective and restrictions, which securities are to be purchased and sold by the Fund, and which brokers and dealers are to be eligible to execute the Fund's portfolio transactions. Purchases and sales of portfolio securities with respect to the Fund usually are effected on a national securities exchange or in the over-the-counter market. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Group, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

         Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Adviser may receive orders for transactions on behalf of the Fund. The Adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing the Fund's brokerage transactions which is in excess of the amount of commission another broker would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of that particular transaction or in terms of all of the accounts over which it exercises investment discretion. Any such research and other statistical and factual information provided by brokers to the Fund or to the Adviser is considered to be in addition to and not in lieu of services required to be performed by the Adviser under its agreement regarding management of the Fund. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among the Fund and other clients of the Adviser who may indirectly benefit from the availability of such information. Similarly, the Fund may indirectly benefit from information made available as a result of transactions effected for such other clients. Under the Investment Advisory Agreement, the Adviser is permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28(e) of the Securities Exchange Act of 1934. In the event the Adviser does follow such a practice, it will do so on a basis which is fair and equitable to the Group and the Fund.


        The Adviser may direct brokerage transactions on behalf of the Fund to Boston Institutional in return for research services relating to equity securities including equity universe analysis from Chicago Investment Analysis, market information from Bloomberg Financial Markets, equity analysis from Financial Statement Alert Service and Zacks Software for equity analysis.


        While the Adviser generally seeks competitive commissions, the Group may not necessarily pay the lowest commission available on each brokerage transaction, for reasons discussed above. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the advisory fees payable to the Adviser by the Fund. Such information may be useful to the Adviser in serving both the Fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Fund.

        Except as otherwise disclosed to the Shareholders of the Fund and as permitted by applicable laws, rules and regulations, the Group will not, on behalf of the Fund, execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, Keystone, BISYS, or their affiliates, and will not give preference to the Adviser's or Keystone's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

        Investment decisions for the Fund are made independently from those for other funds of the Group or any other investment company or account managed by the Adviser. Any such other fund, investment company or account may also invest in the same securities as the Group on behalf of the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another fund of the Group, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other fund, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other funds of the Group, investment companies or accounts in order to obtain best execution. As provided by the

Investment Advisory Agreement, in making investment recommendations for the Fund, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Group is a customer of the Adviser, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Fund or any other fund of the Group.

Glass-Steagall Act
------------------

        In 1971, the United States Supreme Court held in INVESTMENT COMPANY INSTITUTE V. CAMP that the Federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in BOARD OF GOVERNORS OF THE FEDERAL RESERVE SYSTEM V. INVESTMENT COMPANY INSTITUTE that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the BOARD OF GOVERNORS case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

        The Adviser believes that it possesses the legal authority to perform the services for the Fund contemplated by the Prospectus, this Statement of Additional Information and the Investment Advisory Agreement without violation of applicable statutes and regulations. Future changes in either Federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict the Adviser from continuing to perform such services for the Group. In addition, current state securities laws on the issue of the registration of banks as brokers or dealers may differ from the interpretation of federal law, and banks and financial institutions may be required to register as dealers pursuant to the laws of a specific state. Depending upon the nature of any changes in the services which could be provided by the Adviser, the Board of Trustees of the Group would review the Group's relationship with the Adviser and consider taking all action necessary in the circumstances.

        Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of the Adviser and/or the Adviser's affiliated and correspondent banks in connection with Customer purchases of Shares of the Fund, those banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in the Group's method of operations would affect its net asset value per share or result in financial losses to any Customer.

Administrator
-------------


        BISYS serves as administrator (the "Administrator") to the Fund pursuant to a Management and Administration Agreement dated July 9, 1996, as amended as of June 30, 1997 (the "Administration Agreement"). The Administrator assists in supervising all operations of the Fund (other than those performed by the Adviser under the Investment Advisory Agreement, by The Bank of New York under the Custody Agreement and by BISYS Fund Services, Inc. under the Transfer Agency Agreement and Fund Accounting Agreement). The Administrator is a broker-dealer registered with the Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.


        Under the Administration Agreement, the Administrator has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by the Fund and file all of the Fund's federal and state tax returns and required tax filings other than those required to be made by the Fund's custodian and Transfer Agent; prepare compliance filings pursuant to state securities laws with the advice of the Group's counsel; assist to the extent requested by the Group with the Group's preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statement (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of the Fund, including calculation of daily expense accruals; and generally assist in all aspects of the Fund's operations other than those performed by the Adviser under the Investment Advisory Agreement, by The Bank of New York under the Custody Agreement and by BISYS Fund Services, Inc. under the Transfer Agency Agreement and Fund Accounting Agreement. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

        The Administrator receives a fee from the Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, equal to a fee, calculated daily and paid periodically, at the annual rate equal to eleven and one-half one-hundredths of one percent (.115%) of the Fund's average daily net assets.

        For the fiscal year ended June 30, 1996, the Administrator had not received any compensation under the Administration Agreement with respect to the Fund since the Fund had not yet commenced operations.

        Unless sooner terminated as provided therein, the Administration Agreement has an initial term expiring on July 9, 1999, and thereafter shall be renewed automatically for successive one-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to the Fund upon mutual agreement of the parties to the Administration Agreement; through a failure to renew at the end of a one-year term; upon 180 days' written notice by the Group after the initial term but only in connection with the reorganization of the Fund into another registered management investment company; and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Group's Board of Trustees or by the Administrator.

        The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

Distributor
-----------


        BISYS serves as agent for the Fund in the distribution of its Shares pursuant to a Distribution Agreement dated July 9, 1996, as amended as of June 30, 1997 (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement has an initial term expiring on July 9, 1998, and thereafter shall be renewed automatically for successive annual periods ending July 9th if approved at least annually (i) by the Group's Board of Trustees or by the vote of a majority of the outstanding Shares of the Fund, and (ii) by the vote of a majority of the Trustees of the Group who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

        In its capacity as Distributor, BISYS solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. BISYS receives no compensation under the Distribution Agreement with the Group but retain all or a portion of any sales charge imposed upon a purchase of the Shares.

Administrative Services Plan
----------------------------

        As described in the Prospectus, the Group has also adopted an Administrative Services Plan (the "Services Plan") under which the Fund is authorized to pay certain financial institutions, including the Adviser, its affiliates and their correspondent banks, and BISYS (a "Service Organization"), to provide certain ministerial, record keeping, and administrative support services to their customers who own of record or beneficially Shares in the Fund. Payments to such Service Organizations are made pursuant to Servicing Agreements between the Group and the Service Organization. The Services Plan authorizes the Fund to make payments to Service Organizations in an amount, on an annual basis, of up to 0.25% of the average daily net asset value of the Fund. The Services Plan has been approved by the Board of Trustees of the Group, including a majority of the Trustees who are not interested persons of the Group (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Services Plan or in any Servicing Agreements thereunder (the "Disinterested Trustees"). The Services Plan may be terminated as to the Fund by a vote of a majority of the Disinterested Trustees. The Trustees review quarterly a written report of the amounts expended pursuant to the Services Plan and the purposes for which such expenditures were made. The Services Plan may be amended by a vote of the Trustees, provided that any material amendments also require the vote of a majority of the Disinterested Trustees. For so long as the Services Plan is in effect, selection and nomination of those Disinterested Trustees shall be committed to the discretion of the Group's Disinterested Trustees. All Servicing Agreements may be terminated at any time without the payment of any penalty by a vote of a majority of the Disinterested Trustees. The Services Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved by a majority of the Board of Trustees, including a majority of the Disinterested Trustees.

        As of the date hereof, no Servicing Agreement has been entered into by the Group with respect to the Fund.

Custodian
---------


        The Bank of New York, 48 Wall Street, New York, New York, 10286, serves as custodian (the "Custodian") to the Fund pursuant to the Custody Agreement dated as of July 9, 1996, as amended as of June 30, 1997. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.

Transfer Agency and Fund Accounting Services
--------------------------------------------

        BISYS Fund Services, Inc. serves as transfer agent and dividend disbursing agent (the "Transfer Agent") for the Fund pursuant to the Transfer Agency Agreement dated July 9, 1996, as amended as of June 30, 1997. Pursuant to such Agreement, the Transfer Agent, among other things, performs the following services in connection with the Fund's Shareholders of record: maintenance of shareholder records for each of the Fund's Shareholders of record; processing Shareholder purchase and redemption orders; processing transfers and exchanges of Shares of the Fund on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of Shareholder reports and proxy solicitation materials. For such services the Transfer Agent receives a fee based on the number of shareholders of record. For the fiscal year ended June 30, 1996, the Transfer Agent received no compensation from the Group for services as transfer agent for the Fund since the Fund had not yet commenced operations.


        In addition, BISYS Fund Services, Inc. provides certain fund accounting services to the Fund pursuant to the Fund Accounting Agreement dated July 9, 1996, as amended as of January 29, 1997. BISYS Fund Services, Inc. receives a fee from the Fund for such services equal to the greater of (a) a fee computed at an annual rate of three one-hundredths of one percent (.03%) of the Fund's average daily net assets, or (b) the annual fee of $30,000. Under such Agreement, BISYS Fund Services, Inc. maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Fund's custodian, affirmation to the Fund's custodian of all portfolio trades and cash settlements, verification and reconciliation with the Fund's custodian of all daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

        Unless sooner terminated as provided therein, the Fund Accounting Agreement has an initial term expiring on July 9, 1999, and thereafter shall be renewed automatically for successive one-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Fund Accounting Agreement is terminable with respect to the Fund upon mutual agreement of the parties to the Fund Accounting Agreement; upon 180 days' written notice by the Group after the initial term but only in connection with the reorganization of the Fund into another registered management investment company; and for cause (as defined in the Fund Accounting Agreement) by the party alleging cause, on not less than 60 days' notice by the Group's Board of Trustees or by BISYS Fund Services, Inc.

        The Fund Accounting Agreement provides that BISYS Fund Services, Inc. shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund in connection with the matters to which the Fund Accounting Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by BISYS Fund Services, Inc. of its obligations and duties thereunder.

        For the fiscal year ended June 30, 1996, BISYS Fund Services, Inc. earned no fees with respect to its fund accounting services to the Fund since the Fund had not yet commenced operations.

Auditors
--------

        KPMG Peat Marwick LLP, Two Nationwide Plaza, Columbus, Ohio 43215, has been selected as the independent auditors for the Fund and as such will audit the financial statements of the Fund.

Legal Counsel
-------------

        Baker & Hostetler LLP, 65 East State Street, Columbus, Ohio 43215 is counsel to the Group and will pass upon the legality of the Shares offered hereby.

                             ADDITIONAL INFORMATION

Description of Shares
---------------------


        The Group is an Ohio business trust. The Group was organized on April 25, 1988, and the Group's Declaration of Trust was filed with the Secretary of State of Ohio on April 25, 1988. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Group presently has nineteen series of shares, one of which represents interests in the Fund. The other eighteen series are Riverside Capital Money Market Fund, Riverside Capital Value Equity Fund, Riverside Capital Fixed Income Fund, Riverside Capital Tennessee Municipal Obligations Fund, Riverside Capital Low Duration Government Securities Fund, Riverside Capital Growth Fund, the Money Market Fund, the Pennsylvania Bond Fund, the Growth Fund, the Income Fund, the Treasury Money Market Fund, the Government Securities Fund, 1st Source Monogram U.S. Treasury Obligations Money Market Fund, 1st Source Monogram Diversified Equity Fund, 1st Source Monogram Income Equity Fund, 1st Source Monogram Special Equity Fund, 1st Source Monogram Income Fund and 1st Source Monogram Intermediate Tax-Free Bond Fund. The Group's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Group into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.


        Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Group, shareholders of a fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution.

        Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Group shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, Rule 18f-2 also provides that the election of Trustees may be effectively acted upon by shareholders of the Group voting without regard to series.


        As of July 16, 1997, the following is the only entity known to the Group who owns of record or beneficially 5% or more of the outstanding Shares of the
Fund: Keystone Financial, Inc., 1315 Eleventh Avenue, P. O. Box 2450, Altoona, Pennsylvania 16601 owned beneficially and of record 99.99% of the issued and outstanding Shares of the Fund.


Vote of a Majority of the Outstanding Shares
--------------------------------------------

        As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Fund.

Additional General Tax Information
----------------------------------


        Each of the nineteen funds of the Group is treated as a separate entity for federal income tax purposes and intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), for so long as such qualification is in the best interest of that fund's shareholders. In order to qualify as a regulated investment company, the Fund must, among other things: derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, future contracts or foreign currencies held less than three months; and diversify its investments within certain prescribed limits. In addition, to utilize the tax provisions specially applicable to regulated investment companies, the Fund must distribute to its Shareholders at least 90% of its investment company taxable income for the year. In general, the Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

        A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

        Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its Shareholders). In such event, dividend distributions would be taxable to Shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

        It is expected that the Fund will distribute annually to Shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to Shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash.

        Distribution by the Fund of the excess of net long-term capital gain over net short-term capital loss, if any, is taxable to Shareholders as long-term capital gain in the year in which it is received, regardless of how long the Shareholder has held the Shares. Such distributions are not eligible for the dividends-received deduction.

        Federal taxable income of individuals is subject to graduated tax rates of 15%, 28%, 31%, 36% and 39.6%. Further, the marginal tax rate may be in excess of 39.6%, because adjustments reduce or eliminate the benefit of the personal exemption and itemized deductions for individuals with gross income in excess of certain threshold amounts.

        Capital gains of individuals are subject to tax at the same rates applicable to ordinary income; however, the tax rate on long- term capital gains of individuals cannot exceed 28%. Capital losses may be used to offset capital gains. In addition, individuals may deduct up to $3,000 of net capital loss each year to offset ordinary income. Excess net capital loss may be carried forward and deducted in future years.

        Federal taxable income of corporations in excess of $75,000 up to $10 million is subject to a 34% tax rate; however, because the benefit of lower tax rates on a corporation's taxable income of less than $75,000 is phased out for corporations with income in excess of $100,000 but lower than $335,000, a maximum marginal tax rate of 39% may result. Federal taxable income of corporations in excess of $10 million is subject to a tax rate of 35%. Further, a corporation's federal taxable income in excess of $15 million is subject to an additional tax equal to 3% of taxable income over $15 million, but not more than $100,000.

        Capital gains of corporations are subject to tax at the same rates applicable to ordinary income. Capital losses may be used only to offset capital gains and excess net capital loss may be carried back three years and forward five years.

        Certain corporations are entitled to a 70% dividends received deduction for distributions from certain domestic corporations. The Fund will designate the portion of any distributions which qualify for the 70% dividends received deduction. The amount so designated may not exceed the amount received by the Fund for its taxable year that qualifies for the dividends received deduction.

        Foreign taxes may be imposed on the Fund by foreign countries with respect to its income from foreign securities. Since less than 50% in value of the Fund's total assets at the end of its fiscal year are expected to be invested in stocks or securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its Shareholders their pro rata share of the foreign taxes paid by the Fund. These taxes will be taken as a deduction by the Fund.

        Under Section 1256 of the Code, gain or loss realized by the Fund from certain financial futures and options transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of such futures and options as well as from closing transactions. In addition, any such futures and options remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

        Offsetting positions held by the Fund involving certain futures contracts or options transactions may be considered, for tax purposes, to constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256. As such, all or a portion of any short or long-term capital gain from certain straddle and/or conversion transactions may be recharacterized as ordinary income.

        If the Fund were treated as entering into straddles by reason of its engaging in futures or options transactions, such straddles would be characterized as "mixed straddles" if the futures or options comprising a part of such straddles were governed by Section 1256 of the Code. The Fund may make one or more elections with respect to mixed straddles. If no election is made, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and conversion transaction rules, short-term capital losses on straddle positions may be recharacterized as long-term capital losses and long-term capital gains may be recharacterized as short-term capital gain or ordinary income.

        The Fund may be required by federal law to withhold and remit to the U.S. Treasury 31% of taxable dividends, if any, and capital gain distributions to any Shareholder, and the proceeds of redemption or the values of any exchanges of Shares of the Fund, if such Shareholder (1) fails to furnish the Fund with a correct taxpayer identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Fund that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security number.

        Information set forth in the Prospectus and this Statement of Additional Information which relates to Federal taxation is only a summary of some of the important Federal tax considerations generally affecting purchasers of Shares of the Fund. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Fund or its Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of the Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.


        As of the date hereof, several proposals have been introduced by the 105th Congress, which if enacted, could affect much of the information contained in this section. However, it is not possible at this time to assess which, if any, of such proposals will be acted upon and the effect thereof, if any, on this information.


        Information as to the federal income tax status of all distributions will be mailed annually to each Shareholder.

Calculation of Total Return
---------------------------

         As summarized in the Prospectus under the heading "PERFORMANCE INFORMATION," average annual total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Average annual total return will be calculated by: (1) adding to the total number of Shares purchased by a hypothetical $1,000 investment in the Fund (less the maximum sales charge) all additional Shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of Shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and
(4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.


         For the one year period ended May 31, 1997, and the period from commencement of operations to May 31, 1997, the average annual total returns for the Fund, including the Fund's predecessor CIFs which have been restated to reflect the estimated fees for the Fund for the current fiscal year, are as follows:

                           Average Annual Total Return
                           ---------------------------

            With Maximum Sales Load(1)             Without Sales Load
            --------------------------             ------------------

                              Since                                 Since
            1 Year            Inception            1 Year           Inception
            ------            ---------            ------           ---------

            3.29%             18.41%               8.20%            20.28%


1        The maximum sales load for the Fund is 4.50%.
2        Commenced operations July 1, 1994.

         Such performance figures for periods prior to February 3, 1997, are for the Fund's predecessor CIFs and are not those of the Fund. And, of course, past performance is no guarantee as to future performance.

Performance Comparisons
-----------------------

         Investors may judge the performance of the Fund by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, Morningstar, Inc., Ibbotson Associates, CDA/Wiesenberger, The New York Times, Business Week, U.S.A. Today and local periodicals. In addition to performance information, general information about the Fund that appears in a publication such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Fund may also include in advertisements and reports to shareholders information discussing the performance of the Adviser in comparison to other investment advisers and to other institutions.

         From time to time, the Group may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for the Fund; (5) descriptions of investment strategies for the Fund; (6) descriptions or comparisons of various investment products, which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in the Fund. The Group may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

         Current total return will fluctuate from time to time and is not necessarily representative of future results. Accordingly, the Fund's total return may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Total return is a function of the Fund's quality, composition, as well as expenses allocated to the Fund. Fees imposed upon Customer accounts by the Adviser, its affiliates or its affiliated or correspondent banks for cash management services or other services will reduce the Fund's effective total return to Customers.

Miscellaneous
-------------

         Individual Trustees are generally elected by the shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Generally, shareholders owning not less than 20% of the outstanding shares of the Group entitled to vote may cause the Trustees to call a special meeting. However, the Group has represented to the Commission that the Trustees will call a special meeting for the purpose of considering the removal of one or more Trustees upon written request therefor from shareholders owning not less than 10% of the outstanding votes of the Group entitled to vote. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Group), by majority vote, has the power to remove one or more Trustees.

         The Group is registered with the Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Group.

         The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

         The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

         The following unaudited financial statements for the period ended May 31, 1997, reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented. Of course, there can be no guarantee that such results will be reflected in the financial statements as of June 30, 1997.

THE SESSIONS GROUP
KeyPremier Funds

                                                 Statements of Assets and Liabilities
                                                             May 31, 1997
                                                              (Unaudited)

                                                              Aggressive
                                                                Growth
                                                                 Fund
ASSETS:                                                      --------------
Investments, at value (cost $70,132,097)
                                                             $ 102,838,512
                                                             -------------
         Total Investments                                     102,838,512

Cash                                                                   ---
Interest and dividends receivable                                   63,423
Receivable from brokers for investments sold                         3,631
Unamortized organization costs                                       5,313
Prepaid expenses and other assets                                    1,327
                                                             -------------
         Total Assets                                          102,912,206
                                                             -------------
LIABILITIES:
Dividends payable                                                      ---
Payable to brokers for investments purchased                           ---
Accrued expenses and other payables:
         Investment advisory fees                                   42,047
         Administration fees                                         1,290
         Custodian and accounting fees                               7,250
         Trustees' fees                                                542
         Legal and audit fees                                       10,276
         Printing                                                    1,838
         Transfer agent fees                                         6,953
         Registration and filing fees                                8,328
         Other                                                       1,350
                                                             -------------
         Total Liabilities                                          79,874
                                                             -------------
NET ASSETS:

Capital                                                         69,364,506
Distribution in excess of net investment income                     (2,791)
Net unrealized appreciation on investments                      32,706,415
Accumulated undistributed net
         realized gains on investment transactions                 764,203
                                                             -------------
         Net Assets                                          $ 102,832,332
                                                             =============
Outstanding units of beneficial interest (shares)               10,284,001
                                                             =============
Net asset value - redemption price per share                 $       10.00
                                                             =============
Maximum Sales Charge                                                  4.50%
                                                             =============
Maximum Offering Price (100%/(100%-Maximum Sales
         Charge) of net asset value adjusted to nearest
         cent) per share                                     $       10.47
                                                             =============

See notes to financial statements.

THE SESSIONS GROUP
KeyPremier Funds

                                                 Statements of Operations
                                                For Period Ended May 31, 1997
                                                          (Unaudited)

                                                           Aggressive
                                                             Growth
                                                            Fund (a)
INVESTMENT INCOME:                                        -----------
Interest income                                             $    ---
Dividend income                                              262,653
                                                           ---------
       Total Income                                          262,653
                                                           ---------
EXPENSES:
Investment advisory fees                                     305,187
Administration fees                                           34,803
Custodian and accounting fees                                 20,424
Legal and audit fees                                          14,153
Organization costs                                             1,652
Trustees' fees and expenses                                    2,025
Transfer agent fees                                            9,017
Registration and filing fees                                  10,758
Printing costs                                                12,868
Other                                                          1,389
                                                           ---------
Total Expenses                                               412,277
       Less: Expenses voluntarily reduced                   (226,387)
                                                           ---------
Net Investment Income                                         76,763
                                                           ---------
REALIZED/UNREALIZED GAINS ON INVESTMENTS:
Net realized gains (losses) on investment
       transactions                                          764,203
Change in unrealized appreciation (depreciation)
       on investments                                        157,416
                                                           ---------
Net realized/unrealized gains (losses) on investments        921,619
                                                           ---------
Change in net assets resulting from
       operations                                          $ 998,382
                                                           =========

(a)  Commencement of the Fund began February 3, 1997.

See notes to financial statements.

THE SESSIONS GROUP
KeyPremier Funds

                                                Statement of Change in Net Assets
                                                            (Unaudited)

                                                         Aggressive Growth
                                                           -------------
                                                              For Period
                                                                 Ended
                                                                May 31,
                                                               1997 (a)
                                                           -------------
                                                              (Unaudited)

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
       Net investment income                               $      76,763
       Net realized gains
          on investments transactions                            764,203
       Increase in unrealized appreciation
        on investments                                           157,416
                                                           -------------
Net increase in net assets resulting
       from operations                                           998,382
                                                           -------------
DISTRIBUTIONS TO SHAREHOLDERS:
       From net investment income                                (76,763)
       In excess of net investment income                         (2,791)
                                                           -------------
Change in net assets from
       shareholder distributions                                 (79,554)
                                                           -------------

CAPITAL TRANSACTIONS:
       Proceeds from shares issued                           105,757,845
       Dividends reinvested                                        1,009
       Cost of shares redeemed                                (3,845,351)
                                                           -------------
Change in net assets
       from capital transactions                             101,913,504
                                                           -------------
Change in net assets                                         102,832,332
NET ASSETS:
       Beginning of period                                           ---
                                                           -------------
       End of period                                       $ 102,832,332
                                                           =============


SHARE TRANSACTIONS:
       Issued                                                 10,684,331
       Reinvested                                                    113
       Redeemed                                                 (400,443)
                                                           -------------
Change in shares                                              10,284,001
                                                           =============

(a)  Commencement of the Fund began February 3, 1997.



See notes to financial statements.

THE SESSIONS GROUP
KEYPREMIER AGGRESSIVE GROWTH FUND

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  MAY 31, 1997
                                   (UNAUDITED)

                                    SECURITY                            MARKET
        SHARES                     DESCRIPTION                           VALUE
------------------ -------------------------------------------       -------------

COMMON STOCKS (94.1%):
Aerospace (1.5%):
                60,000  Liposome Company  Inc.                       $ 1,530,000
                                                                     -----------
Apparel (1.2%):
                60,000  Mascotech Incorporated (b)                     1,342,500
                                                                     -----------
Automotive Parts (1.3%):
                72,000  Gentex Corporation                             1,449,000
                                                                     -----------
Banking (2.2%):
                66,000  First American Corp. - Tenn                    2,409,000
                                                                     -----------
Building Materials (0.4%):
                15,000  Watsco Incorporated (b)                          435,000
                                                                     -----------
Business Services (5.1%):
                54,000  Devon Group Incorporated                       1,660,500
               130,000  Devry Incoporated                              3,591,250
                                                                     -----------
                                                                       5,251,750
                                                                     -----------
Chemicals (4.9%):
               128,000  Airgas Incoporated                             2,176,000
                65,000  Lesco Incorporated (b)                         1,161,875
                60,000  Valspar Corp. (b)                              1,680,000
                                                                     -----------
                                                                       5,017,875
                                                                     -----------
Coal (0.7%):
                55,000  Pittston Mineral Group (b)                       756,250
                                                                     -----------
Communication Equipment (0.3%):
                27,000  Transcrypt International Inc.                    334,125
                                                                     -----------
Computer Hardware (4.3%):
               160,000  Hutchinson Technology                          4,400,000
                                                                     -----------
Computer Networks (3.4%):
               130,000  Computer Network Technology Corp.                625,625
                70,000  Seagate Technology, Inc.                       2,843,750
                                                                     -----------
                                                                       3,469,375
                                                                     -----------
Computer Software (9.3%):
                71,000  Computer Data Systems Incorporated (b)         1,988,000
               120,000  Compuware Corp.                                5,565,000
                35,000  Dialogic Corporation                           1,023,750
               150,000  PSC Incorporated                               1,012,500
                                                                     -----------
                                                                       9,589,250
                                                                     -----------
Construction Materials (1.3%):
                50,000  Fleetwood Enterprises (b)                      1,350,000
                                                                     -----------
            Defense (2.6%):
                37,000  Thiokol Corporation (b)                        2,659,375
                                                                     -----------
Diversified Products (0.5%):
                60,000  Quixote Corporation (b)                          465,000
                                                                     -----------
Electrical Equipment (0.6%):
                30,000  C-Cube Microsystems Incorporated                 615,000
                                                                     -----------
Electronic Components  (2.4%):
                80,000  Integrated Circuit Systems                     1,420,000
                30,000  Lam Research Corporation                       1,091,250
                                                                     -----------
                                                                       2,511,250
                                                                     -----------
Electronic Instruments (7.8%):
                45,000  CFM Technologies Inc.                          1,366,875
               100,000  Credence Systems Corporation                   2,950,000
                74,000  Logicon Incorporated (b)                       3,718,500
                                                                     -----------
                                                                       8,035,375
                                                                     -----------

Environment Services (1.7%):
                76,000  Lydall Incorporated                            1,738,500
                                                                     -----------
Financial Services (3.6%):
                48,000  Legg Mason Incorporated (b)                    2,214,000
                55,000  United Asset Management Corp.  (b)             1,533,125
                                                                     -----------
                                                                       3,747,125
                                                                     -----------
Food Processing & Packaging (2.1%):
                55,000  Amrion Inc.                                    1,278,750
                30,000  JP Foodservice Incoporated                       870,000
                                                                     -----------
                                                                       2,148,750
                                                                     -----------

THE SESSIONS GROUP
KEYPREMIER AGGRESSIVE GROWTH FUND

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  MAY 31, 1997
                                   (UNAUDITED)

                                    SECURITY                            MARKET
        SHARES                     DESCRIPTION                           VALUE
------------------ -------------------------------------------       -------------
COMMON STOCKS, CONTINUED:
Furniture & Furnishings (3.9%):
               100,000  Bush Industries (b)                      $ 2,250,000
                46,000  Legget & Platt, Inc. (b)                   1,736,500
                                                                 -----------
                                                                   3,986,500
                                                                 -----------
Homebiulders - Mobile Homes (0.6%):
                85,000  Winnebago Industries (b)                     584,375
                                                                 -----------
Hotel Management & Related Services (1.9%):
                85,000  La Quinta Inns Incorporated (b)            1,955,000
                                                                 -----------
Household Products/Wares (1.9%):
                30,000  Premark International, Inc. (b)              817,500
                30,000  Tupperware Corporation (b)                 1,087,500
                                                                 -----------
                                                                   1,905,000
                                                                 -----------
Insurance (2.6%):
                30,000  Gallagher (Arthur J.) & Co. (b)              952,500
                30,000  United Healthcare Corp. (b)                1,695,000
                                                                 -----------
                                                                   2,647,500
                                                                 -----------
Machinery & Equipment (0.8%):
               100,000  Flow International Corporation               825,000
                                                                 -----------
Medical - Biotechnology (0.7%):
               250,000  Integra Lifesciences Corp.                   750,000
                                                                 -----------
Medical Equipment & Supplies (5.8%):
                20,000  Arrow International, Inc. (b)                645,000
                90,000  Mentor Corp./ Minn (b)                     2,373,750
                34,000  Respironics Inc.                             688,500
                50,000  St. Jude Medical Incorporated              1,693,750
                60,000  Syncor International Corp. - Del             547,500
                                                                 -----------
                                                                   5,948,500
                                                                 -----------
Medical & Hospital Management Services (3.6%):
                45,000  Cerner Corporation                           877,500
                85,000  Genesis Health Ventures                    2,794,375
                                                                 -----------
                                                                   3,671,875
                                                                 -----------
Oil & Gas (4.1%):
                50,000  Triton Energy Ltd.                         2,237,500
                50,000  Forest Oil Corporation                       700,000
                70,000  Lomak Petroleum Inc. (b)                   1,242,500
                                                                 -----------
                                                                   4,180,000
                                                                 -----------
Pharmaceuticals (0.5%):
                30,000  Interneuron Pharmaceuticals                  487,500
                                                                 -----------

Retail & General Merchandise (1.2%):
                70,000  Fingerhut Cos. (b)                         1,233,750
                                                                 -----------
Telecommunications (1.3%):
                70,000  Glenayre Technologies Inc.                 1,028,125
                20,000  Mosaix Incorporated                          282,500
                                                                 -----------

                                                                   1,310,625
                                                                 -----------
Telecommunication - Equipment (2.1%):
                60,000  ECI Telecommunications (b)                 1,387,500
                80,000  Digi International, Inc.                     730,000
                                                                 -----------
                                                                   2,117,500
                                                                 -----------
Textile (3.1%):
               100,000  Unifi, Inc.   (b)                          3,225,000
                                                                 -----------
Utilities-Electric (1.4%):
                60,000  Trigen Energy Corporation (b)              1,425,000
                                                                 -----------

THE SESSIONS GROUP
KEYPREMIER AGGRESSIVE GROWTH FUND


                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  MAY 31, 1997
                                   (UNAUDITED)

                                    SECURITY                                                   MARKET
        SHARES                     DESCRIPTION                                                  VALUE
------------------ -------------------------------------------                              -------------
COMMON STOCKS, CONTINUED:
Utilities - Telephone (1.2%):
               100,000  Picturetel Corporation                                               $  1,262,500
                                                                                             ------------
  Total Common Stocks                                                                          96,770,125
                                                                                             ------------
MUTUAL FUNDS (5.9%):
             3,181,079  Federated Government Obligation Fund Number 5                           3,181,079
             2,887,308  Federated Government Obligation Fund Number 10                          2,887,308
                                                                                             ------------
  Total Mutual Funds                                                                            6,068,387
                                                                                             ------------
  Total (Cost--$70,132,097)(a)                                                               $102,838,512
                                                                                             ============

---------------

Percentages indicated are based on net assets of $102,832,332.

(a)    Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:
                        Unrealized appreciation                                              $ 38,875,352
                        Unrealized depreciation                                                (6,168,937)
                                                                                             ------------
                        Net unrealized  appreciation                                         $ 32,706,415
                                                                                             ============
(b) Represents non-income producing securities.

See notes to financial statements.

THE SESSIONS GROUP
KEYPREMIER

                          NOTES TO FINANCIAL STATEMENTS
                                  MAY 31, 1997
                                   (UNAUDITED)

1.       ORGANIZATION:

         The Sessions Group (the "Group") was organized on April 25, 1988 as an Ohio business trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company. The Group is authorized to issue an unlimited number of shares which are units of beneficial interest, without par value. The Group offers shares of a number of different series or portfolios, including the following series for which Martindale Andres & Company, Inc. serves as investment adviser: shares of the KeyPremier Aggressive Growth Fund.

         The investment objective for the Aggressive Growth Fund is growth of capital.

         Shares of the Fund may be sold to customers by the Group's distributor, BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (the "Distributor") and its affiliates, to all accounts of correspondent banks of Keystone Financial, Inc. and to the general public. Martindale Andres & Company, Inc. serves as investment adviser to the Funds.

2.       SIGNIFICANT ACCOUNTING POLICIES:

         The following is a summary of significant accounting policies followed by the Group in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

         SECURITIES VALUATION:

         Investments in common and preferred stock, corporate bonds, commercial paper, municipal securities and U.S. Government securities of the Fund are valued based upon their current available prices in the principal market in which such securities are normally traded. Investments in investment companies are valued at their net asset values as reported by such companies. Other securities for which quotations are not readily available are valued at their fair value under procedures established by the Group's Board of Trustees. The differences between the cost and market values of investments held by the Fund are reflected as either unrealized appreciation or depreciation.

         SECURITY TRANSACTIONS AND RELATED INCOME:

         Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

         REPURCHASE AGREEMENTS:

                                   (CONTINUED)

         The Fund may acquire repurchase agreements from financial institutions such as banks and broker dealers which Martindale Andres & Company, Inc. deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS:

         The Fund may borrow for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time the Fund enters into a reverse repurchase agreement, it places in a segregated custodial account assets having a value equal to the repurchase price (including accrued interest), and will continually monitor the account to ensure such equivalent value is maintained at all times. Reverse repurchase agreements are considered to be borrowing by the Fund under the 1940 Act.

         DIVIDENDS TO SHAREHOLDERS:

         Dividends from net investment income are declared and paid quarterly for the Fund. Distributable net realized capital gains, if any, are declared and distributed annually for the Fund.

         Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, expiring capital loss carry forwards, and deferral of certain losses.

         FEDERAL INCOME TAXES:

         It is the policy of the Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

         ORGANIZATION COSTS:

         All expenses in connection with the Fund's organization and registration under the 1940 Act and the Securities Act of 1933 were paid by the Fund. Such expenses are amortized over a period of five years commencing with the date of the initial public offering.

3.       PURCHASES AND SALES OF SECURITIES:

         Purchases and sales of portfolio securities (excluding short-term securities) for the Fund for the period ended May 31, 1997, are as follows (commencement of operations of the Fund was February 3, 1997:


                                   (CONTINUED)

                                       PURCHASES                 SALES
                                       ---------                 -----

         Aggressive Growth Fund        $5,071,859             $1,375,435







4.       RELATED PARTY TRANSACTIONS:

         Investment advisory services are provided to the Fund by Martindale Andres & Company, Inc. Under the terms of the investment advisory agreement, Martindale Andres & Company, Inc. is entitled to receive fees based on a percentage of the daily average net assets of the Fund. Martindale Andres & Company, Inc. has agreed that if the aggregate expenses of the Fund, as defined, for any fiscal year exceed limitations of any state having jurisdiction over the Fund, Martindale Andres & Company, Inc. will refund to the Fund, or otherwise bear, such excess. Such limitation did not affect the calculation of the investment advisory fees during the period ended May 31, 1997.

         BISYS, with whom certain officers and trustees of the Group are affiliated, serves the Fund as administrator and distributor. Such officers and trustees are paid no fees directly by the Fund for serving as officers and trustees of the Group. Under the terms of the administration agreement, BISYS fees are computed daily as a percentage of the average net assets of the Fund. BISYS Fund Services, Inc. serves the Fund as transfer agent and mutual fund accountant.

         The Group has adopted an Administrative Services Plan, pursuant to which the Fund is authorized to pay compensation to banks and other financial institutions, which may include Martindale Andres & Company, Inc., its correspondent and affiliated banks and BISYS, for providing ministerial, recordkeeping and/or administrative support services to their customers who are the beneficial or record owners of the Fund. The compensation which may be paid under the Administrative Services Plan is a fee computed daily at an annual rate of up to 0.25% of the average daily net asset value of a Fund. The Group has not implemented such a Plan as of May 31, 1997, with respect to the Fund.

         BISYS is also entitled to receive commissions on sales of shares of the Fund. For the period ended May 31, 1997, BISYS received no commissions on sales of shares of the Fund.

         Fees may be voluntarily reduced to assist the Fund in maintaining competitive expense ratios.

         Information regarding these transactions is as follows for the period ended May 31, 1997:

                                             Aggressive
                                               Growth
                                                Fund

INVESTMENT ADVISORY FEES:
Annual fee before voluntary
  fee reductions (percentage
  of average net assets)                        1.00%
Voluntary fee reductions                      $226,387

                                   (CONTINUED)

ADMINISTRATION FEES:
Annual fee before voluntary
  fee reductions (percentage
  of average net assets)                     .115%
Voluntary fee reductions                      ---

FUND ACCOUNTANT FEES                         $12,483

TRANSFER AGENT FEES                          $9,017

5. ACQUISITION OF COMMON COLLECTIVE TRUST FUNDS

   On February 3, 1997, the Fund acquired all of the assets of various common and collective trust funds maintained by affiliates of Keystone Financial, Inc. The following is a summary of shares issued, net assets acquired, net asset value per shares and unrealized appreciation as of the dates acquired:

                                             Aggressive
                                               Growth
                                                Fund
                                                ----

Shares                                        9,409,050
Net Assets                                  $94,090,501
Net Asset Value                             $     10.00
Unrealized Appreciation (Depreciation)      $32,548,998


THE SESSIONS GROUP
KeyPremier Funds

                                                        Financial Highlights

                                                          Aggressive Growth
                                                        ---------------------
                                                             For Period
                                                                Ended
                                                               May 31,
                                                               1997 (a)
                                                        ---------------------
                                                             (Unaudited)

Net Asset Value, Beginning of Period                               $  10.00
                                                                   --------
Investment Activities
   Net investment income                                               0.01
   Net realized and unrealized
    gains (losses) on investments                                       --
                                                                   --------
    Total from Investment Activities                                   0.01
                                                                   --------

Distributions
      Net investment income                                           (0.01)
                                                                   --------
      Net realized gains                                                --
         Total Distributions                                          (0.01)
                                                                   ========

Net Asset Value, End of Period                                     $  10.00
                                                                   ========

Total Return (excludes sales charge)                                   0.10%(b)

Ratios/Supplemental Data:
Net Assets, at end of period (000)                                 $102,832
Ratio of expenses to
  average net assets                                                   0.61%(c)
Ratio of net investment income
  to average net assets                                                0.25%(c)
Ratio of expenses to
  average net assets*                                                  1.35%(c)
Ratio of net investment income
  to average net assets*                                              -0.49%(c)
Portfolio Turnover                                                     1.54%
Average Commission Rate  Paid                                        $0.073(d)

-------------------------

                                                                   -----------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occured, the ratios would have been as indicated.

   (a)  Commencement of the Fund began February 3, 1997.
   (b)  Not Annualized
   (c)  Annualized
   (d) Represents the total dollar amount of commissions paid on portfolio transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.

See notes to financial statements.

                                    APPENDIX

         COMMERCIAL PAPER RATINGS. Commercial paper ratings of Standard & Poor's Corporation ("S&P") are current assessments of the likelihood of timely payment of debt considered short term in the relevant market. Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Commercial paper rated A-2 by S&P indicates that capacity for timely payment on issues is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

         Moody's Investors Service, Inc.'s ("Moody's") commercial paper rating are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or supporting institutions) are considered to have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         Commercial paper rated F-1+ by Fitch Investors Service ("Fitch") is regarded as having the strongest degree of assurance for timely payments. Commercial paper rated F-1 by Fitch is regarded as having an assurance of timely payment only slightly less than the strongest rating, I.E., F-1+. Commercial paper rated F-2 by Fitch is regarded as having a satisfactory degree of assurance of timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

         The description of the two highest short-term debt ratings by Duff & Phelps, Inc. ("Duff") (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category) are as follows. Duff 1+ is regarded as having the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1 is regarded as having a very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Duff 1- is regarded as having a high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are minor. Duff 2 is regarded as having a good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         Commercial paper rated A1 by IBCA Limited and its affiliate, IBCA Inc. (collectively "IBCA") is regarded by IBCA as obligations supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of A1+ is assigned. Obligations rated A2 are supported by a good capacity for timely repayment.

         The following summarizes the description of the two highest short-term ratings of Thomson BankWatch, Inc. ("Thomson"). TBW-1 is the highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis. TBW-2 is the second highest category indicating that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

         The plus (+) sign is used after a rating symbol to designate the relative position of an issuer within the rating category.

Definitions of Certain Money Market Instruments
-----------------------------------------------

Commercial Paper

         Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certificates of Deposit

         Certificates of Deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers' Acceptances

         Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

U.S. Treasury Obligations

         U.S. Treasury Obligations are obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government. These obligations may include
Treasury bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, provided such obligations are guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Government.

U.S. Government Agency and Instrumentality Obligations

         Obligations of the U.S. Government include Treasury bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, the Tennessee Valley Authority, the Farmers Home Administration, the Federal Home Loan Banks, the Federal Intermediate Credit Banks, the Federal Farm Credit Banks, the Federal Land Banks, the Federal Housing Administration, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some of these obligations, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government- sponsored instrumentalities if it is not obligated to do so by law.

                             Registration Statement
                                       of
                               THE SESSIONS GROUP
                                       on
                                    Form N-1A

PART C.           OTHER INFORMATION

Item 24.          Financial Statements and Exhibits
                  ---------------------------------
     (a)          Financial Statements:

                  Included in Part A:

                (i)        Riverside Capital Money Market Fund

                           Financial Highlights

                (ii)       Riverside Capital Value Equity Fund

                           Financial Highlights

                (iii)      Riverside Capital Fixed Income Fund

                           Financial Highlights

                (iv)       Riverside Capital Tennessee Municipal Obligations
                           Fund

                           Financial Highlights

                (v)        Riverside Capital Low Duration Government Securities
                           Fund

                           Financial Highlights

                (vi)       Riverside Capital Growth Fund

                           Financial Highlights

               (vii)       KeyPremier Prime Money Market Fund

                           Financial Highlights

              (viii)       KeyPremier Pennsylvania Municipal Bond Fund

                           Financial Highlights

            (ix)           1st Source Monogram U.S. Treasury Obligations Money
                           Market Fund

                           None

             (x)           1st Source Monogram Diversified Equity Fund

                           Financial Highlights

            (xi)           1st Source Monogram Income Equity Fund

                           Financial Highlights

           (xii)           1st Source Monogram Special Equity Fund

                           Financial Highlights

          (xiii)           1st Source Monogram Income Fund

                           Financial Highlights

           (xiv)           1st Source Monogram Intermediate Tax-Free Bond Fund

                           None

            (xv)           KeyPremier Established Growth Fund

                           Financial Highlights

           (xvi)           KeyPremier Intermediate Term Income Fund

                           Financial Highlights


          (xvii)           KeyPremier Aggressive Growth Fund

                           Financial Highlights


         (xviii)           KeyPremier U.S. Treasury Obligations Money Market
                           Fund

                           None

           (xix)           KeyPremier Limited Duration Government Securities
                           Fund

                           None

                  Included in Part B:

                  (i)      Riverside Capital Money Market Fund

                           Independent Auditors' Report dated August 26, 1996.

                           Statements of Assets and Liabilities dated June 30, 1996.

                           Statements of Operations for the year ended June 30, 1996.

                           Statements of Changes in Net Assets for the years ended June 30, 1996 and 1995.

                           Schedule of Portfolio Investments as of June 30,
                           1996.

                           Notes to Financial Statements.

                           Financial Highlights for the years ended June 30, 1996, 1995, 1994, 1993 and 1992.

            (ii)           Riverside Capital Value Equity Fund

                           Independent Auditors' Report dated August 26, 1996.

                           Statements of Assets and Liabilities dated June 30, 1996.

                           Statements of Operations for the year ended June 30, 1996.

                           Statements of Changes in Net Assets for the years ended June 30, 1996 and 1995.

                           Schedule of Portfolio Investments as of June 30,
                           1996.

                           Notes to Financial Statements.

                           Financial Highlights for the years ended June 30, 1996, 1995, 1994 and 1993, and the period from commencement of operations (October 31, 1991) to June 30, 1992.

             (iii)         Riverside Capital Fixed Income Fund

                           Independent Auditors' Report dated August 26, 1996.

                           Statements of Assets and Liabilities dated June 30, 1996.

                           Statements of Operations for the year ended June 30, 1996.

                           Statements of Changes in Net Assets for the years ended June 30, 1996 and 1995.

                           Schedule of Portfolio Investments as of June 30,
                           1996.

                           Notes to Financial Statements.

                           Financial Highlights for the years ended June 30, 1996, 1995, 1994 and 1993, and the period from commencement of operations (October 31, 1991) to June 30, 1992.

              (iv)         Riverside Capital Tennessee Municipal Obligations
                           Fund

                           Independent Auditors' Report dated August 26, 1996.

                           Statements of Assets and Liabilities at June 30,
                           1996.

                           Statements of Operations for the year ended June 30, 1996.

                           Statements of Changes in Net Assets for the years ended June 30, 1996 and 1995.

                           Schedule of Portfolio Investments as of June 30,
                           1996.

                           Notes to Financial Statements.

                           Financial Highlights for the years ended June 30, 1996, 1995 and 1994, and for the period from commencement of operations (November 4, 1992) to June 30, 1993.

             (v) Riverside Capital Low Duration Government Securi-ties Fund

                           Independent Auditor's Report dated August 26, 1996.

                           Statements of Assets and Liabilities at June 30,
                           1996.

                           Statements of Operations for the year ended June 30, 1996.

                           Statements of Changes in Net Assets for the years ended June 30, 1996 and 1995.

                           Schedule of Portfolio Investments as of June 30,
                           1996.

                           Notes to Financial Statements.

                           Financial Highlights for the year ended June 30, 1996 and 1995, and for the period from commencement of operations (April 18, 1994) to June 30, 1994.

             (vi)          Riverside Capital Growth Fund

                           Independent Auditor's Report dated August 26, 1996.

                           Statements of Assets and Liabilities at June 30,
                           1996.

                           Statements of Operations for the year ended June 30, 1996.

                           Statements of Changes in Net Assets for the years ended June 30, 1996 and 1995.

                           Schedule of Portfolio Investments as of June 30,
                           1996.

                           Notes to Financial Statements.

                           Financial Highlights for the year ended June 30, 1996 and 1995, and for the period from commencement of operations (April 18, 1994) to June 30, 1994.

            (vii)          KeyPremier Prime Money Market Fund

                           Statements of Assets and Liabilities at December 31, 1996 (unaudited).

                           Statements of Operations for the period ended December 31, 1996 (unaudited).

                           Statements of Change in Net Assets for the period ended December 31, 1996 (unaudited).

                           Schedule of Portfolio Investments as of December 31, 1996 (unaudited).

                           Notes to Financial Statements as of December 31, 1996 (unaudited).

                           Financial Highlights for the period from commencement of operations (October 7, 1996) to December 31, 1996 (unaudited).

           (viii)          KeyPremier Pennsylvania Municipal Bond Fund

                           Statements of Assets and Liabilities at December 31, 1996 (unaudited).

                           Statements of Operations for the period ended December 31, 1996 (unaudited).

                           Statements of Changes in Net Assets for the period ended December 31, 1996 (unaudited).

                           Schedule of Portfolio Investments as of December 31, 1996 (unaudited).

                           Notes to Financial Statements as of December 31, 1996 (unaudited).

                           Financial Highlights for the period from commencement of operations (October 1, 1996) to December 31, 1996 (unaudited).

             (ix)          1st Source Monogram U.S. Treasury Obligations Money
                           Market Fund

                           To be filed by amendment.

              (x)          1st Source Monogram Diversified Equity Fund

                           Statements of Assets and Liabilities at December 31, 1996 (unaudited).

                           Statements of Operations for the period ended December 31, 1996 (unaudited).

                           Statements of Changes in Net Assets for the period ended December 31, 1996 (unaudited).

                           Schedule of Portfolio Investments as of December 31, 1996 (unaudited).

                           Notes to Financial Statements as of December 31, 1996 (unaudited).

                           Financial Highlights for the period from commencement of operations (September 20, 1996) to December 31, 1996 (unaudited).

             (xi)          1st Source Monogram Income Equity Fund

                           Statements of Assets and Liabilities at December 31, 1996 (unaudited).

                           Statements of Operations for the period ended December 31, 1996 (unaudited).

                           Statements of Changes in Net Assets for the period ended December 31, 1996 (unaudited).

                           Schedule of Portfolio Investments as of December 31, 1996 (unaudited).

                           Notes to Financial Statements as of December 31, 1996 (unaudited).

                           Financial Highlights for the period from commencement of operations (September 24, 1996) to December 31, 1996 (unaudited).

            (xii)          1st Source Monogram Special Equity Fund

                           Statements of Assets and Liabilities at December 31, 1996 (unaudited).

                           Statements of Operations for the period ended December 31, 1996 (unaudited).

                           Statements of Changes in Net Assets for the period ended December 31, 1996 (unaudited).

                           Schedule of Portfolio Investments as of December 31, 1996 (unaudited).

                           Notes to Financial Statements as of December 31, 1996 (unaudited).

                           Financial Highlights for the period from commencement of operations (September 19, 1996) to December 31, 1996 (unaudited).

           (xiii)          1st Source Monogram Income Fund

                           Statements of Assets and Liabilities at December 31, 1996 (unaudited).

                           Statements of Operations for the period ended December 31, 1996 (unaudited).

                           Statements of Changes in Net Assets for the period ended December 31, 1996 (unaudited).

                           Schedule of Portfolio Investments as of December 31, 1996 (unaudited).

                           Notes to Financial Statements as of December 31, 1996 (unaudited).

                           Financial Highlights for the period from commencement of operations (September 23, 1996) to December 31, 1996 (unaudited).

            (xiv)          1st Source Monogram Intermediate Tax-Free Bond Fund

                           To be filed by amendment.

             (xv)          KeyPremier Established Growth Fund

                           Statements of Assets and Liabilities at March 31, 1997 (unaudited).

                           Statements of Operations for the period ended March 31, 1997 (unaudited).

                           Statements of Changes in Net Assets for the period ended March 31, 1997 (unaudited).

                           Schedule of Portfolio Investments as of March 31, 1997 (unaudited).

                           Notes to Financial Statements as of March 31, 1997 (unaudited).

                           Financial Highlights for the period from commencement of operations (December 2, 1996) to March 31, 1997 (unaudited).

           (xvi)           KeyPremier Intermediate Term Income Fund

                           Statements of Assets and Liabilities at March 31, 1997 (unaudited).

                           Statements of Operations for the period ended March 31, 1997 (unaudited).

                           Statements of Changes in Net Assets for the period ended March 31, 1997 (unaudited).

                           Schedule of Portfolio Investments as of March 31, 1997 (unaudited).

                           Notes to Financial Statements as of March 31, 1997 (unaudited).

                           Financial Highlights for the period from commencement of operations (December 2, 1996) to March 31, 1997 (unaudited).

          (xvii)           KeyPremier Aggressive Growth Fund

                           Statements of Assets and Liabilities at May 31, 1997 (unaudited).

                           Statement of Operations for the period ended May 31, 1997 (unaudited).

                           Statement of Changes in Net Assets for the period ended May 31, 1997 (unaudited).

                           Schedule of Portfolio Investments as of May 31, 1997 (unaudited).

                           Notes to Financial Statements as of May 31, 1997 (unaudited).

                           Financial Highlights for the period from commencement of operations (February 3, 1997) to May 31, 1997 (unaudited).


         (xviii)           KeyPremier U.S. Treasury Obligations Money Market
                           Fund

                           To be filed by amendment.

           (xix)           KeyPremier Limited Duration Government Securities
                           Fund

                           To be filed by amendment.

            (xx) All required financial statements are included in Part B hereof. All other financial statements and schedules are inapplicable.

          (b)     Exhibits:

                  (1)      (a)      Declaration of Trust, dated as of April 25,
                                    1988, is incorporated by reference to Exhibit
                                    (1)(a) of Post-Effective Amendment No. 34 to
                                    Registrant's Registration Statement (No.
                                    33-21489) filed on April 25, 1996.

                           (b)      Amendment of Article IV, Section 4.2 of
                                    Declaration of Trust adopted August 15, 1989, is incorporated by reference to Exhibit (1)(b) of Post-Effective Amendment No. 34 to
                                    Registrant's Registration Statement (No.
                                    33-21489) filed on April 25, 1996.

                           (c)      Amendment of Article V, Section 5.3 of
                                    Declaration of Trust adopted October 23, 1989, is incorporated by reference to Exhibit (1)(c) of Post-Effective Amendment No. 34 to

                              Registrant's Registration Statement (No.
                              33-21489) filed on April 25, 1996.

                     (d) Amendment of Article IV, Section 4.2 of Declaration of Trust adopted July 23, 1991, is incorporated by reference to Exhibit (1)(d) of Post-Effective Amendment No. 34 to
                              Registrant's Registration Statement (No.
                              33-21489) filed on April 25, 1996.

                     (e) Amendment of Article IV, Section 4.2 of Declaration of Trust as adopted August 13, 1992, is incorporated by reference to Exhibit
                              (1)(e) of Post-Effective Amendment No. 34 to
                              Registrant's Registration Statement (No.
                              33-21489) filed on April 25, 1996.

                     (f) Amendment to Article IV, Section 4.2 of Declaration of Trust as adopted October 28, 1992, is incorporated by reference to Exhibit
                              (1)(f) of Post-Effective Amendment No. 34 to
                              Registrant's Registration Statement (No.
                              33-21489) filed on April 25, 1996.

                     (g) Amendment to Article IV, Section 4.2 of Declaration of Trust as adopted February 18, 1994, is incorporated by reference to Exhibit
                              (1)(g) of Post-Effective Amendment No. 34 to
                              Registrant's Registration Statement (No.
                              33-21489) filed on April 25, 1996.

                     (h) Amendment to Article IV, Section 4.2 of Declaration of Trust as adopted May 16, 1994, is incorporated by reference to Exhibit (1)(h) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                     (i) Amendment to Article IV, Section 4.2 of Declaration of Trust as adopted April 10, 1996, is incorporated by reference to Exhibit
                              (1)(i) of Post-Effective Amendment No. 34 to
                              Registrant's Registration Statement (No.
                              33-21489) filed on April 25, 1996.

                     (j) Amendment to Article IV, Section 4.2 of Declaration of Trust as adopted May 16, 1996, is incorporated by reference to Exhibit (1)(j) of Post-Effective Amendment No. 35 to Registrant's Registration Statement (No. 33-21489) filed on June 6, 1996.

                       (k) Amendment to Article IV, Section 4.2 of Declaration of Trust as adopted August 15, 1996, is incorporated by reference to Exhibit
                                (1)(k) of Post-Effective Amendment No. 36 to
                                Registrant's Registration Statement (No.
                                33-21489) filed on August 16, 1996.

                       (l) Amendment to Article IV, Section 4.2 of Declaration of Trust as adopted September 27, 1996 is incorporated by reference to Exhibit
                                (1)(l) of Post-Effective Amendment No. 38 to
                                Registrant's Registration Statement (No. 33-
                                21489) filed on November 15, 1996.

                       (m) Amendment to Article IV, Section 4.2 of Declaration of Trust as adopted as of January 14, 1997, is incorporated by reference to Exhibit (l)(m) of Post-Effective Amendment No. 39 to Registrant's Registration Statement (No. 33-21489) filed on March 18, 1997.

              (2)      By-Laws are incorporated by reference to Exhibit
                       (2) of Post-Effective Amendment No. 34 to
                       Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

              (3)      None.

              (4) Certificates for Shares are not issued. Articles IV, V, VI and VII of the Declaration of Trust, filed as
                       Exhibit 1 hereto, define rights of holders of Shares.

              (5)      (a)      Investment Advisory Agreement dated as of
                                July 19, 1988, between Registrant and National
                                Bank of Commerce  (with respect to Riverside
                                Capital Money Market Fund) is incorporated by reference to Exhibit (5)(a) of Post-Effective
                                Amendment No. 34 to Registrant's Registration
                                Statement (No. 33-21489) filed on April 25,
                                1996.

                       (b) Investment Advisory Agreement dated as of September 20, 1991, between Registrant and National Bank of Commerce (with respect to Riverside Capital Value Equity Fund and Riverside Capital Fixed Income Fund) is incorporated by reference to Exhibit (5)(b) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                        (c) Investment Advisory Agreement dated as of October 27, 1992, between Registrant and National Bank of Commerce (with respect to Riverside Capital Tennessee Municipal Obligations Fund) is incorporated by reference to Exhibit (5)(c) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                        (d) Investment Advisory Agreement dated April 5, 1994, as amended June 3, 1994, between Registrant and National Bank of Commerce (with respect to Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund) is incorporated by reference to Exhibit (5)(d) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.


                        (e) Investment Advisory Agreement dated July 9, 1996, as amended as of June 30, 1997, between Registrant and Martindale Andres & Company, Inc. (with respect to the KeyPremier Funds).


                        (f) Investment Advisory Agreement dated August 20, 1996, between Registrant and 1st Source Bank (with respect to the 1st Source Monogram Funds) is incorporated by reference to Exhibit
                                 (5)(f) of Post-Effective Amendment No. 37 to
                                 Registrant's Registration Statement (No.
                                 33-21489) filed on October 21, 1996.

                        (g)      Sub-Investment Advisory Agreement dated
                                 August 20, 1996, between 1st Source Bank and
                                 Miller, Anderson and Sherrerd, LLP (with respect to 1st Source Monogram Diversified Equity Fund) is incorporated by reference to Exhibit (5)(g) of Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

                        (h)      Sub-Investment Advisory Agreement dated
                                 August 20, 1996, between 1st Source Bank and
                                 Loomis Sayles & Company, L.P. (with respect to 1st Source Monogram Diversified Equity Fund) is incorporated by reference to Exhibit (5)(h) of Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

                       (i)      Sub-Investment Advisory Agreement dated
                                August 20, 1996, between 1st Source Bank and
                                Columbus Circle Investors (with respect to 1st Source Monogram Diversified Equity Fund) is incorporated by reference to Exhibit (5)(i) of Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

              (6)      (a)      Distribution Agreement dated October 1, 1993,
                                as amended as of June 3, 1994, between
                                Registrant and The Winsbury Company Limited
                                Partnership is incorporated by reference to Exhibit (6)(a) of Post-Effective Amendment
                                No. 30 to Registrant's Registration Statement
                                (No. 33-21489) filed on August 24, 1994.

                       (b) Form of Selected Dealer Agreement is incorporated by reference to Exhibit (6)(b) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.


                       (c) Distribution Agreement dated as of July 9, 1996, as amended as of June 30, 1997, between Registrant and BISYS Fund Services Limited Partnership (relating to the KeyPremier Funds).


                       (d) Form of Shareholder Services Agreement is incorporated by reference to Exhibit (6)(d) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

                       (e) Distribution Agreement dated as of August 20, 1996, between Registrant and BISYS Fund Services Limited Partnership (relating to the 1st Source Monogram Funds) is incorporated by reference to Exhibit (6)(e) of Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

              (7)      None.

              (8)      (a)      Custodial Services Agreement dated as of
                                March 1, 1995, between Registrant and National
                                City Bank (with respect to the Riverside
                                Capital Funds) is incorporated by reference to Exhibit (8) of Post-Effective Amendment No. 33 to Registrant's Registration Statement (No.
                               33-21489) filed on October 30, 1995.


                      (b) Custody Agreement dated July 9, 1996, as amended as of June 30, 1997, between Registrant and The Bank of New York (with respect to the KeyPremier Funds).


                      (c) Custody Agreement dated August 20, 1996, between Registrant and The Fifth Third Bank (with respect to the 1st Source Monogram Funds) is incorporated by reference to Exhibit
                               (8)(c) of Post-Effective Amendment No. 37 to
                               Registrant's Registration Statement (No.
                               33-21489) filed on October 21, 1996.


                      (d) Cash Management and Related Services Agreement dated September 24, 1996, as amended as of June 30, 1997, between Registrant and The Bank of New York.


             (9)      (a)      Management and Administration Agreement dated
                               August 23, 1990, as amended October 27, 1992, between Registrant and The Winsbury Company
                               Limited Partnership (with respect to Riverside
                               Capital Money Market Fund, Riverside Capital
                               Value Equity Fund, Riverside Capital Fixed
                               Income Fund and Riverside Capital Tennessee
                               Municipal Obligations Fund) is incorporated by reference to Exhibit (9)(a) of Post-Effective
                               Amendment No. 25 to Registrant's Registration
                               Statement (No. 33-21489) filed on April 27,
                               1993.

                      (g) Transfer Agency Agreement dated as of September 1, 1992, as amended as of May 1, 1994, between Registrant and BISYS Fund Services Ohio, Inc. (formerly The Winsbury Service Corporation) (with respect to the Riverside Capital Funds) is incorporated by reference to Exhibit (9)(g) of Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

                      (h) Fund Accounting Agreement dated February 4, 1993, between Registrant and The Winsbury Service Corporation (with respect to
                               Riverside Capital Money Market Fund,
                               Riverside Capital Equity Fund, Riverside
                               Capital Fixed Income Fund and Riverside
                               Capital Tennessee Municipal Obligations
                               Fund) is incorporated by reference
                                to Exhibit (9)(h) of Post-Effective Amendment No. 25 to Registrant's Registration Statement (No. 33-21489) filed on April 27, 1993.

                       (r) Administrative Services Plan effective October 19, 1993 is incorporated by reference to Exhibit (9)(r) of Post-Effective Amendment No. 28 to Registrant's Registration Statement (No. 33-21489) filed on February 4, 1994.

                       (s) Servicing Agreement to Administrative Services Plan dated as of October 19, 1993, between Registrant and National Bank of Commerce (with respect to Riverside Capital Money Market Fund, Riverside Capital Equity Fund, Riverside Capital Fixed Income Fund and Riverside Capital Tennessee Municipal Obligations Fund) is incorporated by reference to Exhibit (9)(s) of Post-Effective Amendment No. 29 to Registrant's Registration Statement (No. 33-21489) filed on April 4, 1994.

                       (u) Management and Administration Agreement between Registrant and The Winsbury Company Limited Partnership dated April 5, 1994, as amended as of June 3, 1994 (with respect to Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth
                                Fund) is incorporated by reference to Exhibit
                                (9)(u) of Post-Effective Amendment No. 30 to
                                Registrant's Registration Statement (No.
                                33-21489) filed on August 24, 1994.

                       (v) Fund Accounting Agreement dated April 5, 1994, as amended June 3, 1994, between Registrant and The Winsbury Service Corporation (with respect to Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund) is incorporated by reference to Exhibit (9)(v) of Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

                       (w) Servicing Agreement to Administrative Services Plan dated April 5, 1994, between Registrant and National Bank of Commerce (with respect to Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund) is incorporated by reference to Exhibit (9)(w) of Post-Effective Amendment No. 30 to

                                 Registrant's Registration Statement (No.
                                 33-21489) filed on August 24, 1994.


                        (x) Management and Administration Agreement dated July 9, 1996, as amended as of June 30, 1997, between Registrant and BISYS Fund Services Limited Partnership (with respect to the KeyPremier Funds).

                        (y) Fund Accounting Agreement dated July 9, 1996, as amended as of June 30, 1997, between Registrant and BISYS Fund Services, Inc. (with respect to the KeyPremier Funds).

                        (z) Transfer Agency Agreement dated July 9, 1996, as amended as of June 30, 1997, between Registrant and BISYS Fund Services, Inc. (with respect to the KeyPremier Funds).


                        (aa) Management and Administration Agreement dated August 20, 1996, between Registrant and BISYS Fund Services Limited Partnership (with respect to the 1st Source Monogram Funds) is incorporated by reference to Exhibit (9)(aa) of Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

                        (ab) Fund Accounting Agreement dated August 20, 1996, between Registrant and BISYS Fund Services, Inc. (with respect to the 1st Source Monogram Funds) is incorporated by reference to Exhibit (9)(ab) of Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

                        (ac) Transfer Agency Agreement dated August 20, 1996, between Registrant and BISYS Fund Services, Inc. (with respect to the 1st Source Monogram Funds) is incorporated by reference to Exhibit (9)(ac) of Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

                        (ad) Form of Servicing Agreement to Administrative Services Plan is incorporated by reference to Exhibit (9)(ad) of Post-Effective Amendment No. 35 to Registrant's Registration Statement (No. 33-21489) filed on June 6, 1996.


          (10)          (a)      Opinion of Counsel with respect to shares of
                                 the Riverside Capital Funds registered
                                    pursuant to Rule 24e-2 is incorporated by reference to Exhibit (10)(a) of Post-Effective Amendment No. 41 to Registrant's Registration Statement (No. 33-21489) filed on May 21, 1997. Opinion of Counsel with respect to shares of KeyPremier U.S. Treasury Obligations Money Market Fund and KeyPremier Limited Duration Government Securities Fund is incorporated by reference to Exhibit (10)(a) of Post-Effective Amendment No. 40 to Registrant's Registration Statement (No. 33-21489) filed on April 16, 1997. Opinion of Counsel with respect to shares of KeyPremier Aggressive Growth Fund is incorporated by reference to Exhibit (10)(a) of Post-Effective Amendment No. 38 to Registrant's Registration Statement (No. 3321489) filed on November 15, 1996. Opinion of Counsel with respect to shares of KeyPremier Established Growth Fund and KeyPremier Intermediate Term Income Fund is incorporated by reference to Exhibit
                                    (10)(a) of Post-Effective Amendment No. 36 to Registrant's Registration Statement (No. 33-21489) filed on August 16, 1996. Opinion of Counsel with respect to Shares of 1st Source Monogram U.S. Treasury Obligations Money Market Fund, 1st Source Monogram Diversified Equity Fund, 1st Source Monogram Income Equity Fund, 1st Source Monogram Special Equity Fund, 1st Source Monogram Income Fund and 1st Source Monogram Intermediate Tax-Free Bond Fund is incorporated by reference to Exhibit (10)(a) of Post-Effective Amendment No. 35 to Registrant's Registration Statement (No. 33-21489) filed on June 6, 1996. Opinion of Counsel with respect to Shares of the KeyPremier Prime Money Market Fund and the KeyPremier Pennsylvania Municipal Bond Fund is incorporated by reference to Exhibit
                                    (10)(a) of Post-Effective Amendment No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996. An
                                    Opinion of Counsel with respect to Shares of Riverside Capital Money Market Fund, Riverside Capital Value Equity Fund, Riverside Capital Fixed Income Fund, Riverside Capital Tennessee Municipal Obligations Fund, Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund was filed with Registrant's Notice filed on August 28, 1996, pursuant to Rule 24f-2.

                       (b) Opinion of Special Counsel with respect to Riverside Capital Tennessee Municipal Obligations Fund is incorporated by reference to Exhibit (10)(b) of Post-Effective Amendment No. 23 to Registrant's Registration Statement (No. 33-21489) filed on October 30, 1992.

         (11)          (a)      Consent of KPMG Peat Marwick LLP.

                       (b) Consent of Burch, Porter & Johnson is incorporated by reference to Exhibit (11)(b) of Post-Effective Amendment No. 23 to Registrant's Registration Statement (No. 33-21489) filed on October 30, 1992.

                       (c) Consent of Coopers & Lybrand L.L.P. is incorporated by reference to Exhibit (11)(c) of Post-Effective Amendment No. 39 to Registrant's Registration Statement (No. 33-21489) filed on March 18, 1997.

         (12)          None.

         (13) Purchase Agreement dated as of July 19, 1988, between Registrant and Winsbury Associates is incorporated by reference to Exhibit (13) of Pre-Effective Amendment No. 2 to Registrant's Registration Statement (No. 33-21489) filed on July 21, 1988.

         (14)          None.

         (15)          (a)      Rule 12b-1 Plan (with respect to the Riverside
                                Capital Funds) is incorporated by reference to Exhibit (15)(a) of Pre-Effective Amendment No.
                                2 to Registrant's Registration Statement (No.
                                33-21489) filed on July 21, 1988.

                       (c) Rule 12b-1 Plan (with respect to the 1st Source Monogram Funds) is incorporated by reference to Exhibit (15)(c) of Post-Effective Amendment No. 35 to Registrant's Registration Statement (No. 33-21489) filed on June 6, 1996.

                       (h) Rule 12b-1 Agreement dated October 1, 1993, between The Winsbury Company Limited Partnership and National Bank of Commerce (with respect to Riverside Capital Money Market Fund, Riverside Capital Equity Fund, Riverside Capital Fixed Income Fund and Riverside Capital Tennessee Municipal Obligations Fund) is incorporated by reference to Exhibit
                                (15)(h) of Post-Effective Amendment No. 27 to Registrant's Registration Statement (No. 33-21489) filed on October 19, 1993.

                       (m) Rule 12b-1 Agreement dated October 1, 1993, between The Winsbury Company Limited Partner-ship and Commerce Investment Corporation (with respect to Riverside Capital Money Market Fund, Riverside Capital Value Equity Fund, Riverside Capital Fixed Income Fund and River-side Capital Tennessee Municipal Obligations
                                Fund) is incorporated by reference to Exhibit
                                (15)(m) of Post-Effective Amendment No. 27 to Registrant's Registration Statement (No. 33-21489) filed on October 19, 1993.

                       (n) Rule 12b-1 Agreement dated October 19, 1993, between Registrant and The Winsbury Company Limited Partnership (with respect to Riverside Capital Money Market Fund, Riverside Capital Equity Fund, Riverside Capital Fixed Income Fund and Riverside Capital Tennessee Municipal Obligations Fund) is incorporated by reference to Exhibit (15)(n) of Post-Effective Amendment No. 28 to Registrant's Registration Statement (No. 33-21489) filed on February 4, 1994.

                       (o) Rule 12b-1 Agreement dated as of April 5, 1994, between The Winsbury Company Limited Partnership and Commerce Investment Corpora-tion (with respect to Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund) is incorporated by reference to Exhibit (15)(o) of Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

                       (p) Rule 12b-1 Agreement dated as of April 5, 1994, between Registrant and The Winsbury Company Limited Partnership (with respect to Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth
                                Fund) is incorporated by reference to Exhibit
                                (15)(p) of Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

                       (s) Rule 12b-1 Agreement dated as of May 16, 1994, between J.C. Bradford & Co. and The Winsbury Company Limited Partnership (with respect to the Riverside Capital Funds) is incorporated by reference to Exhibit (15)(s) of Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

                        (t) Rule 12b-1 Agreement dated as of May 16, 1994, between Morgan, Keegan & Co. and The Winsbury Company Limited Partnership (with respect to the Riverside Capital Funds) is incorporated by reference to Exhibit (15)(t) of Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

                    (u) Rule 12b-1 Agreement dated as of August 1, 1994, between J.J.B. Hilliard, W.L. Lyons, Inc. and The Winsbury Company Limited Partnership (with respect to the Riverside Capital Funds) is incorporated by reference to Exhibit (15)(u) of Post-Effective Amendment No. 31 to Registrant's Registration Statement (No. 33-21489) filed on October 14, 1994.

                (v) Rule 12b-1 Agreement dated as of August 31, 1994, between TrustMark Investments, Inc. and The Winsbury Company Limited Partnership (with respect to the Riverside Capital Funds) is incorporated by reference to Exhibit (15)(v) of Post-Effective Amendment No. 31 to Registrant's Registration Statement (No. 33-21489) filed on October 14, 1994.

          (16)  (a)              Computation of Performance Quotations for
                                 Riverside Capital Money Market Fund is
                                 incorporated by reference to Exhibit (16)(a) of Post-Effective Amendment No. 27 to
                                 Registrant's Registration Statement (No.
                                 33-21489) filed on October 19, 1993.

                    (b) Computation of Performance Quotations for Riverside Capital Value Equity Fund and Riverside Capital Fixed Income Fund is incorporated by reference to Exhibit (16)(b) of Post-Effective Amendment No. 27 to Registrant's Registration Statement (No. 33-21489) filed on October 19, 1993.

                    (f) Computation of Performance Quotations for Riverside Capital Tennessee Municipal Obliga-tions Fund is incorporated by reference to Exhibit (16)(f) of Post-Effective Amendment

                                No. 27 to Registrant's Registration Statement (No. 33-21489) filed on October 19, 1993.

                       (h) Computation of Performance Quotations for Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund is incorporated by reference to Exhibit
                                (16)(h) of Post-Effective Amendment No. 33 to Registrant's Registration Statement (No. 33-21489) filed on October 30, 1995.


                       (i) Computations of Performance Quotations for KeyPremier Aggressive Growth Fund. Computations of Performance Quotations for KeyPremier Established Growth Fund, KeyPremier Intermediate Term Income Fund, and KeyPremier Limited Duration Government Securities Fund are incorporated by reference to Exhibit
                                (16)(i) of Post-Effective Amendment No. 41 to Registrant's Registration Statement (No. 33-21489) filed on May 21, 1997. Computations of Performance Quotations for KeyPremier Prime Money Market Fund and KeyPremier Pennsylvania Municipal Bond Fund are incorporated by reference to Exhibit (16)(i) of Post-Effective Amendment No. 39 to Registrant's Registration Statement (No. 33-21489) filed on March 18, 1997. Computation of Performance Quotations for KeyPremier U.S. Treasury Obligations Money Market Fund to be filed by amendment.


                       (j)      Computations of Performance Quotations for
                                1st Source Monogram Diversified Equity Fund,
                                1st Source Monogram Income Equity Fund, 1st
                                Source Monogram Special Equity Fund and 1st
                                Source Monogram Income Fund are incorporated by reference to Exhibit (16)(j) of Post-Effective Amendment No. 39 to Registrant's Registration Statement (No. 33-21489) filed on March 18, 1997. Computation of Performance Quotations for 1st Source Monogram U.S. Treasury Obligations Money Market Fund and 1st Source Monogram Intermediate Tax-Free Bond Fund to be filed by amendment.


         (17) Financial Data Schedules of KeyPremier Aggressive Growth Fund. Financial Data Schedules for KeyPremier Established Growth Fund and KeyPremier Intermediate Term Income Fund are incorporated by reference to Exhibit
                                (17) of Post-Effective Amendment No. 41 to
                                Registrant's Registration Statement (No. 33-
                                21489) filed on May 21, 1997. Financial Data Schedules for KeyPremier Prime Money Market Fund, KeyPremier Pennsylvania Municipal Bond Fund, 1st Source Monogram Diversified Equity

                               Fund, 1st Source Monogram Income Equity Fund, 1st Source Monogram Special Equity Fund and 1st Source Monogram Income Fund are incorporated by reference to Exhibit (17) of Post-Effective Amendment No. 39 to Registrant's Registration Statement (No. 33-21489) filed on March 18, 1997. Financial Data Schedules for the Riverside Capital Funds are incorporated by reference to Exhibit (17) of Post-Effective Amendment No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996. Financial Data Schedules for the other KeyPremier Funds and the other 1st Source Monogram Funds to be filed by amendment.

        (18)                   None.

        (19)          (a)      Powers of Attorney of Stephen G. Mintos,
                               Chalmers P. Wylie, Walter B. Grimm and
                               Maurice G. Stark are incorporated by reference to Exhibit (17)(a) of Post-Effective Amendment
                               No. 30 to Registrant's Registration Statement
                               (No. 33-21489) filed on August 24, 1994.

                      (b)      Consent of Baker & Hostetler LLP.

                      (c) Power of Attorney of Nancy E. Converse is incorporated by reference to Exhibit
                               (19)(c) of Post-Effective Amendment No.
                               36 to Registrant's Registration Statement
                               (No. 33-21489) filed on August 16, 1996.

                      (d) Power of Attorney of James H. Woodward is incorporated by reference to Exhibit
                               (19)(d) of Post-Effective Amendment No.
                               37 to Registrant's Registration Statement
                               (No. 33-21489) filed on October 21, 1996.


                      (e) Power of Attorney of Thresa Dewar is incorporated by reference to Exhibit
                               (19)(e) of Post-Effective Amendment No.
                               41 to Registrant's Registration Statement
                               (No. 33-21489) filed on May 21, 1997.


Item 25.          Persons Controlled By or Under Common Control with
                  --------------------------------------------------
                  Registrant
                  ----------

                  None.

Item 26.          Number of Holders of Securities
                  -------------------------------


                  As of July 1, 1997, the number of record holders of each series of shares of the Registrant were as follows:

                 Title of Series                                         Number of Record Holders
                 ---------------                                         ------------------------
                 Riverside Capital Money
                   Market Fund                                                             25
                 Riverside Capital
                   Value Equity Fund                                                      145
                 Riverside Capital
                   Fixed Income Fund                                                       25
                 Riverside Capital Tennessee Municipal
                   Obligations Fund                                                        19
                 Riverside Capital Low Duration
                  Government Securities Fund                                                6
                 Riverside Capital Growth Fund                                             51
                 KeyPremier Prime
                   Money Market Fund                                                       18
                 KeyPremier Pennsylvania
                    Municipal Bond Fund                                                    10
                 1st Source Monogram U.S. Treasury
                   Obligations Money Market Fund                                            0
                 1st Source Monogram Diversified
                   Equity Fund                                                             30
                 1st Source Monogram Income Equity Fund                                    23
                 1st Source Monogram Special Equity Fund                                   43
                 1st Source Monogram Income Fund                                           10
                 1st Source Monogram Intermediate Tax-Free
                   Bond Fund                                                                0
                 KeyPremier Established Growth Fund                                        89
                 KeyPremier Intermediate Term
                    Income Fund                                                            24
                 KeyPremier Aggressive Growth Fund                                         91
                 KeyPremier U.S. Treasury Obligations
                    Money Market Fund                                                       1
                 KeyPremier Limited Duration Government
                    Securities Fund                                                         1


Item 27.         Indemnification
                 ---------------

                 Article VI, Section 6.4 of the Registrant's Declaration of Trust, filed as Exhibit 1 hereto, provides for the indemnification of Registrant's Trustees and officers. Indemnification of the Group's principal underwriter, custodians, investment advisers, manager and administrator, transfer agent and fund accountant is provided for, respectively, in Section 1.11 of the Distribution Agreements filed as Exhibits 6(a), 6(c) and 6(e) hereto, Section 8 of the Custodial Services Agreement filed as Exhibit 8(a) hereto,
                 Article XVII, Section 14 of the

                 Custody Agreement filed as Exhibit 8(b) hereto, Article VIII,
                 Section 8.1 of the Custody Agreement filed as Exhibit 8(c) hereto, Section 8 of the Investment Advisory Agreements filed as Exhibits 5(a), 5(b), 5(c), 5(d), 5(e) and 5(f) hereto,
                 Section 4 of the Management and Administration Agreements filed as Exhibits 9(a), 9(u), 9(x) and 9(aa) hereto, Section 9 of the Transfer Agency Agreements filed as Exhibits 9(g), 9(z) and 9(ac) hereto, and Section 6 of the Fund Accounting Agreements filed as Exhibits 9(h), 9(v), 9(y) and 9(ab) hereto. As of the effective date of this Registration Statement, the Group will have obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                 Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.         Business and Other Connections of Investment Adviser
                 ----------------------------------------------------

         (a) National Bank of Commerce, Memphis, Tennessee ("NBC"), is the investment adviser for Riverside Capital Money Market

                 Fund, Riverside Capital Value Equity Fund, Riverside Capital Fixed Income Fund, Riverside Capital Tennessee Municipal Obligations Fund, Riverside Capital Low Duration Government Securities Fund and Riverside Capital Growth Fund. NBC is a wholly owned subsidiary of National Commerce Bancorporation. In addition to serving as investment adviser of such Funds, NBC and its affiliates hold and manage, on behalf of their clients, assets which as of September 30, 1996, totalled $3.9 billion, and of which approximately $989 million are managed in a variety of balanced, equity and fixed income portfolios.

                 To the knowledge of Registrant, none of the directors or officers of NBC, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers and directors of NBC also hold positions with NBC's parent, National Commerce Bancorporation. Set forth below are the names and principal businesses of the directors of NBC who are engaged in any other business, profession, vocation, or employment of a substantial nature.

                                        Position
        Name                            with NBC                          Principal Occupation
        ----                            --------                          --------------------
Frank G. Barton, Jr.                      Director            Chairman of the Board
                                                              Barton Group, Inc.
                                                              2620 Thousand Oaks Blvd., Suite 1200
                                                              Memphis, Tennessee 38118
                                                             (Retail Equipment Sales)

Jack R. Blair                             Director            Smith & Nephew North America
                                                              1450 East Brooks Road
                                                              Memphis, Tennessee  38116
                                                              (Medical Devices)

R. Grattan Brown, Jr.                     Director            Partner, law firm of
                                                              Glankler, Brown, Gilliland, Chase,
                                                              Robinson & Raines
                                                              One Commerce Square
                                                              Memphis, Tennessee  38103

Bruce E. Campbell, Jr.                    Director            Former Chairman
                                                              National Bank of Commerce
                                                              and National Commerce
                                                              Bancorporation
                                                              One Commerce Square
                                                              Memphis, Tennessee  38150

Christopher W. Canale                     Director            President
                                                              D. Canale Beverages, Inc.
                                                              45 E.H. Crumps Blvd.
                                                              Memphis, Tennessee  38106
                                                              (Distribution)


John D. Canale III                        Director            President
                                                              D. Canale Food Services, Inc.
                                                              7 West Georgia
                                                              Memphis, Tennessee  38103
                                                              (Distribution)

Edmond D. Cicala                          Director            President
                                                              Edmond Enterprises, Inc.
                                                              1213 Park Place Center
                                                              Suite 200
                                                              Memphis, Tennessee  38119
                                                              (Consulting)

John S. Evans                             Director            Former President
                                                              National Bank of Commerce
                                                              One Commerce Square
                                                              Memphis, Tennessee  38150

Thomas C. Farnsworth, Jr.                 Director            Farnsworth Investment Co.
                                                              2175 Business Center Drive
                                                              Suite 11
                                                              Memphis, Tennessee 38134-5621
                                                              (Real Estate)

Thomas M. Garrott                         Chairman            Chairman of the Board and
                                                              Chief Executive Officer
                                                              National Commerce Bancorporation
                                                              One Commerce Square
                                                              Memphis, Tennessee  38150

Mackie H. Gober                           President/          President
                                          Director            National Bank of Commerce
                                                              One Commerce Square
                                                              Memphis, Tennessee  38150

Lewis E. Holland                          Director            Executive Vice President and
                                                              Chief Financial Officer
                                                              National Commerce Bancorporation
                                                              One Commerce Square
                                                              Memphis, Tennessee  38150
                                                              prior thereto -
                                                              Partner
                                                              Ernst & Young
                                                              One Commerce Square
                                                              Memphis, Tennessee  38103
                                                              (Accounting)

R. Lee Jenkins                            Director            Retired
                                                              6075 Poplar, Suite 721
                                                              Memphis, Tennessee  38119

James E. McGehee, Jr.                     Director            President
                                                              McGehee Realty & Development Company
                                                              675 Oakleaf Office Lane, Suite 102
                                                              Memphis, Tennessee 38117
                                                              (Real Estate)

W. Neely Mallory, Jr.                     Director            President
                                                              Memphis Compress & Storage Company
                                                              P.O. Box 9436
                                                              Memphis, Tennessee 38109
                                                              (Cotton Warehousing)


Harry J. Phillips, Sr.                    Director            Chairman of the Executive Committee
                                                              Browning-Ferris Industries
                                                              2750 One Commerce Square
                                                              Memphis, Tennessee  38103
                                                              (Waste Disposal Services)

William R. Reed, Jr.                      Director            Executive Vice President
                                                              National Commerce Bancorporation
                                                              One Commerce Square
                                                              Memphis, Tennessee  38150

Rudi E. Scheidt                           Director            Retired
                                                              54 South White Station
                                                              Memphis, Tennessee  38117

Lucy Y. Shaw                              Director            President
                                                              Common Denominator, Inc.
                                                              2195 Poplar Avenue, Suite 505
                                                              East Memphis, Tennessee  38104
                                                              prior thereto -
                                                              Chief Executive Officer
                                                              Regional Medical Center at Memphis
                                                              877 Jefferson Avenue
                                                              Memphis, Tennessee  38103
                                                              (Hospital)

Robert M. Solmson                         Director            President
                                                              RFS Hotel Investors, Inc.
                                                              1213 Park Place Center, Suite 200
                                                              Memphis, Tennessee 38119
                                                              (Real Estate)

Sidney A. Stewart, Jr.                    Director            Retired
                                                              5350 Poplar Avenue
                                                              Memphis, Tennessee  38119

R. Lee Taylor                             Director            Private Investor
                                                              1755-A Lynnfield Drive
                                                              Suite 232
                                                              Memphis, Tennessee  38119

Henry M. Turley, Jr.                      Director            President
                                                              Henry Turley Company
                                                              65 Union Avenue, Suite 1200
                                                              Memphis, Tennessee 38103
                                                              (Real Estate Management and Investment)

        (b) Martindale Andres & Company, Inc., West Conshohocken, Pennsylvania ("Martindale Andres"), is the investment adviser for KeyPremier Prime Money Market Fund,
                  KeyPremier Pennsylvania Municipal Bond Fund, KeyPremier Established Growth Fund, KeyPremier Intermediate Term
                  Income Fund, KeyPremier Aggressive Growth Fund,
                  KeyPremier U.S. Treasury Obligations Money Market Fund and KeyPremier Limited Duration Government Securities
                  Fund. Martindale Andres is a wholly-owned subsidiary of Keystone Financial, Inc. In addition to serving as investment adviser of such Funds, Martindale Andres has managed since its founding the investment portfolios of high net worth individuals, endowments and pension and common trust funds. Martindale Andres currently has over $960 million under management, including over $400 million of municipal securities.

                  To the knowledge of Registrant, none of the directors or officers of Martindale Andres is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers and directors of Martindale Andres also hold positions with Martindale Andres' parent, Keystone Financial, Inc.

        (c) 1st Source Bank, South Bend, Indiana ("FSB"), is the investment adviser for 1st Source Monogram U.S. Treasury Obligations Money Market Fund, 1st Source Monogram Diversified Equity Fund, 1st Source Monogram Income Equity Fund, 1st Source Monogram Special Equity Fund, 1st Source Monogram Income Fund and 1st Source Monogram Intermediate Tax-Free Bond Fund. FSB is a wholly-owned subsidiary of 1st Source Corporation. In addition to serving as investment adviser of such Funds, FSB and its affiliates administer and manage, on behalf of their clients, trust assets which as of December 31, 1996, totalled approximately $1.25 billion. Of such amount, approximately $512 million are managed on behalf of personal trust customers and approximately $739 million are managed on behalf of employee benefit plans. The Adviser has over 60 years of banking experience and as of December 31, 1996, on a consolidated basis with 1st Source Corporation, had over $2.07 billion in assets.

                  To the knowledge of Registrant, none of the directors or officers of FSB, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers and directors of FSB also hold positions with FSB's parent, First Source Corporation. Set forth below are the names and principal businesses of the directors of FSB who are engaged in any other business, profession, vocation, or employment of a substantial nature.


                                                Position
Name                                            with FSB               Principal Occupation
----                                            --------               --------------------
Rev. E. William Beauchamp                       Director               Executive Vice President
                                                                       University of Notre Dame
                                                                       South Bend, IN  46556

Paul R. Bowles                                  Director               Former Senior Vice
                                                                         President
                                                                       Clark Equipment Company
                                                                       1202 East Jefferson
                                                                       South Bend, IN  46617
                                                                       (off-highway components
                                                                       and construction machinery
                                                                       manufacturing)

Philip J. Faccenda                              Director               President
                                                                       Bear Financial, Inc.
                                                                       1222 E. Erskine
                                                                         Manor Hill
                                                                       South Bend, IN  46617
                                                                       (venture capital)

                                                                       Vice President and
                                                                         General Counsel Emeritus
                                                                       University of Notre Dame
                                                                       South Bend, IN  46556

Daniel B. Fitzpatrick                           Director               Chairman, President,
                                                                         Chief Executive
                                                                         Officer and Director
                                                                       Quality Dining, Inc.
                                                                       P. O. Box 416
                                                                       South Band, IN  46624
                                                                       (quick service and
                                                                         casual dining
                                                                         restaurant operator)

Terry L. Gerber                                 Director               President and Chief
                                                                         Executive Officer
                                                                       Gerber Manufacturing
                                                                         Company, Inc.
                                                                       1417 Olivia Circle
                                                                       South Bend, IN 46614
                                                                      (manufacturer of police
                                                                       and emergency outerwear)

Lawrence E. Hiler                               Director               President
                                                                       Hiler Industries
                                                                       P.O. Box 639
                                                                       La Porte, IN 46350
                                                                       (metal casting)

Anne M. Hillman                                 Director               Civic Leader
                                                                       3904 Nall Court
                                                                       South Bend, IN 46614

Hollis E. Hughes, Jr.                           Director               Executive Director
                                                                       United Way of
                                                                       St. Joseph County
                                                                       3517 E. Jefferson
                                                                       P.O. Box 6396
                                                                       South Bend, IN 46660

H. Thomas Jackson                               Director               Chairman
                                                                       Bornemann Coated Fabrics
                                                                       Bornemann Products
                                                                       P. O. Box 208
                                                                       Bremen, IN  46506
                                                                       (vinyl sales)

William P. Johnson                              Director               Chairman & CEO
                                                                       Goshen Rubber Co., Inc.
                                                                       1525 S. 10th
                                                                       Goshen, IN  46527
                                                                       (manufacturer of
                                                                       automotive rubber parts)

Craig A. Kapson                                 Director               President
                                                                       Jordan Ford, Toyota, Volvo,
                                                                       Lincoln Mercury
                                                                       609 E. Jefferson
                                                                       Mishawaka, IN  46545
                                                                       (automobile sales)

David L. Lerman                                 Director               President
                                                                       Steel Warehouse Company,
                                                                         Inc.
                                                                       2722 West Tucker Drive
                                                                       South Bend, IN  46624
                                                                       (warehouse storage)

Richard J. Pfeil                                Director               Chairman and President
                                                                       Koontz-Wagner Electric Co.
                                                                       3801 Voorde Drive
                                                                       South Bend, IN  46628
                                                                       (electrical equipment
                                                                       repair, construction and
                                                                       installation)

John T. Phair                                   Director               Vice President
                                                                       The Holladay Corporation
                                                                       220 Colfax, Suite 200
                                                                       South Bend, IN  46601
                                                                       (property management)

Mark D. Schwabero                               Director               Executive Vice President
                                                                       Bosch Braking Systems Corp.
                                                                       401 N. Bendix Drive
                                                                       South Bend, IN 46634
                                                                       (manufacturers of
                                                                       automotive brakes and
                                                                       brake components)

Elmer H. Tepe                                   Director               President
                                                                       E.H. Tepe Co.
                                                                       c/o 1st Source Corporation
                                                                       100 North Michigan Street
                                                                       South Bend, IN  46634
                                                                       (holding company)

         (d) Miller Anderson and Sherrerd LLP, West Conshohocken, Pennsylvania ("Miller Anderson") is a sub-investment adviser for 1st Source Monogram Diversified Equity Fund. Miller Anderson is wholly owned by Morgan Stanley Group, Inc., 1585 Broadway, New York, New York 10036. In addition to serving as sub-investment adviser of such Fund, Miller Anderson provides advice primarily to institutions, including other investment companies, and currently has approximately $35 billion in assets under management, of which approximately $2.4 billion is managed using Miller Anderson's value style.

                  To the knowledge of Registrant, none of the directors or officers of Miller Anderson, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain officers and directors of Miller Anderson also hold positions with Miller Anderson's parent, Morgan Stanley Group, Inc. Set forth below are the names and principal businesses of the directors of Miller Anderson who are engaged in any other business, profession, vocation, or employment of a substantial nature.


Partner                                     Name and Address                            Nature of
of Miller Anderson                          of Business                                 Connection
------------------                          -----------                                 ----------
Dean Williams                               Shanghai Dazhong Taxi                       Director
                                              Co., Ltd.
                                            920 Nanjing Road
                                            16th Floor
                                            Shanghai, China  200041

Marna C. Whittington                        Rohm & Haas Company                         Director
                                            Independence Mall West
                                            Philadelphia, PA  19105

                                            Berwind Group                               Director
                                            1500 Market Street
                                            3000 Centre Square West
                                            Philadelphia, PA  19102

Ellen D. Harvey, CFA                        Owosso Corporation                          Director
                                            One Tower Bridge
                                            14th Floor
                                            W. Conshohocken, PA  19428

         (e) Loomis Sayles & Company, L.P., Chicago, Illinois ("Loomis") is a sub-investment adviser for 1st Source Monogram Diversified Equity Fund. The sole general partner of Loomis is Loomis Sayles & Company, Incorporated, One Financial Center, Boston, Massachusetts 02111. In addition to serving as sub-investment adviser of such Fund, Loomis provides investment advice to the nine series of the Loomis Sayles Funds, nine series of Loomis Sayles Investment Trust, six series of New England Funds Trust I, one series of New England Funds Trust III, and three series of New England Zenith Funds, all of which are registered investment companies, and to other organizations and individuals.

                  To the knowledge of Registrant, none of the directors or officers of Loomis is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

         (f) Columbus Circle Investors ("Columbus") is a general partnership formed on September 9, 1994, which is registered as an investment adviser under the Investment Advisers Act of 1940. PIMCO Advisors L.P. and Columbus Circle Investors Management Inc. ("CCI, Inc."), a wholly-owned subsidiary of PIMCO Advisors L.P., are the general partners of Columbus. Columbus consists of the personnel of the former Columbus Circle Investors Division of Thomson Advisory Group L.P. ("TAGLP") and the investment personnel of the former Mutual Funds Division of TAGLP. Columbus acts as sub-adviser to other mutual funds and also advises and manages individual accounts, profit sharing and pension funds and institutional accounts.

                  To the knowledge of Registrant, set forth below are the substantial business engagements during at least the two past fiscal years of each director or senior executive officer of
                  Columbus:



NAME AND POSITION                           BUSINESS AND
WITH COLUMBUS                               OTHER CONNECTIONS
-------------                               -----------------
Irwin F. Smith                              Member of Equity and Operating Boards and
  Chairman, Managing                        Operating Committee, PIMCO Advisors L.P.;
  Director, Chief                           Director and Chairman, Columbus Circle
  Executive Officer and                     Investors Management, Inc.; Director,
  Chief Investment                          Columbus Circle Trust Company
  Officer

Donald A. Chiboucas                         Member of Operating Board, PIMCO Advisors
  President and                             L.P.; Director and President, Columbus
  Managing Director                         Circle Investors Management, Inc.

Louis P. Celentano                          Director and Vice President, Columbus
  Managing Director                         Circle Investors Management, Inc.;
                                            Director and Chairman, Columbus
                                            Circle Trust Company; Director and
                                            Chairman, Columbus Circle Asset
                                            Management, Ltd.

Daniel S. Pickett                           Member of Operating Board, PIMCO Advisors
  Managing Director                         L.P. (1995); Director, Columbus Circle
                                            Investors Management, Inc.

Amy M. Hogan                                Member of Operating Board, PIMCO Advisors
  Managing Director                         L.P. (1996); Director, Columbus Circle
                                            Investors Management, Inc.

Robert W. Fehrmann                          Director, Columbus Circle Investors
  Managing Director                         Management Inc.

C. Paul Tyborowski                          President, Columbus Circle Trust Company;
  Managing Director                         President, Columbus Circle Asset
                                            Management, Ltd.

                  The address of Columbus, Columbus Circle Trust Company and Columbus Circle Investors management Inc. is One Station Place, Stamford, CT 06902.

                  PIMCO Advisors L.P. was organized as a limited partnership under Delaware law in 1987 and is registered as an investment adviser under the Investment Advisers Act of 1940. In November 1994, PIMCO Advisors L.P. (then known as Thomson Advisory Group, L.P. ("TAGLP")) combined its investment advisory business with the investment advisory business of several subsidiaries of Pacific Mutual Life Insurance Company and changed its name to PIMCO Advisors L.P. PIMCO Advisors L.P. manages three mutual fund complexes. PIMCO Advisors L.P. also has various subsidiary partnerships, including Columbus, which advise and manage mutual funds, individual accounts, profit-sharing and pension funds and institutional accounts and act as sub-advisers to certain mutual funds.

                  PIMCO Partners, G.P. ("PIMCO GP"), PIMCO Advisors L.P.'s general partner, is a general partnership with two partners:
                  (i) an indirect wholly-owned subsidiary of Pacific Mutual Life Insurance Company; and (ii) PIMCO Partners, L.L.C. ("LLC"), a limited liability company, all of the interests of which are held directly by the Managing Directors of Pacific Investment Management Company who are William H. Gross, Dean S. Meiling, James F. Muzzy, William F. Podlich, III, Frank B. Rabinovitch, Brent R. Harris, John L. Hague, William S. Thompson, Jr., William C. Powers, David H. Edington and Benjamin L. Trosky (collectively, the "Managing Directors"). PIMCO Partners, G.P. has substantially delegated its management and control of PIMCO Advisors L.P. to an Equity Board and an Operating board of PIMCO Advisors L.P. The activities of PIMCO Advisors L.P. are controlled by its Operating Board except that certain non-routine or extraordinary actions may not be effected by the Operating Board without the approval of PIMCO Advisors L.P.'s Equity Board. The Operating Board has in turn delegated the authority to manage day-to-day operations and policies to an Operating Committee. The Operating Board is composed of twelve members, of which seven (including the chairman) are designated by Pacific Investment Management Company, a subsidiary general partnership of PIMCO Advisors L.P. and a sub-adviser to several mutual funds. The Equity Board is composed of twelve members including the chief executive officer of PIMCO Advisors L.P., three members designated by Pacific Financial Asset Management Company, the chairman of the Operating Board, two members designated by LLC, two members designated by holders of Series B Preferred Stock of Thomson Advisory Group Inc., the former general partner of PIMCO Advisors L.P., and three independent members. Because of the ability to designate a majority of the Members of the Operating Board, Pacific Investment Management Company and the Managing Directors could be said to control PIMCO Advisors L.P., although the Managing Directors disclaim such authority.

Item 29.          Principal Underwriter
                  ---------------------


         (a) BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") acts as distributor and administrator for Registrant. BISYS also distributes the securities of The Victory Portfolios, the Parkstone Group of Funds, the AmSouth Mutual Funds, the American Performance Funds, The Coventry Group, The BB&T Mutual Funds Group, The ARCH Fund, Inc., the M.S.D.& T. Funds, the Pacific

                  Capital Funds, the MMA Praxis Mutual Funds, The Riverfront Funds, Inc., the Summit Investment Trust, the Qualivest Funds, Empire Builder Tax Free Bond Fund, First Choice Funds Trust, Fountain Square Funds, Hirtle Callaghan Trust, HSBC Family of Funds, The Infinity Mutual Funds, Inc., Intrust Funds, The Kent Funds, Magna Funds, Marketwatch Funds, Meyers Sheppard Investment Trust, Minerva Funds, The Parkstone Advantage Funds, Pegasus Funds, The Republic Funds Trust, The Republic Advisors Funds Trust, SBSF Funds, Inc. dba Key Mutual Funds, Sefton Funds, The Time Horizon Funds, and Variable Insurance Funds, each of which is a management investment company.


         (b) To the best of Registrant's knowledge, the partners of BISYS are as follows:

                                                                                       Positions and
                  Name and Principal        Positions and Offices                       Offices with
                  Business Address          with BISYS Fund Services                     Registrant
                  ----------------          ------------------------                     ----------
                  BISYS Fund Services,         Sole General Partner                         None
                    Inc.
                  3435 Stelzer Road
                  Columbus, Ohio 43219

                  WC Subsidiary                Limited Partner                              None
                    Corporation
                  3435 Stelzer Rd.
                  Columbus, Ohio 43229

        (c)       None.

Item 30.          Location of Accounts and Records
                  --------------------------------

        (1) National Bank of Commerce, One Commerce Square, Memphis, Tennessee 38150 (records relating to its functions as investment adviser for the Riverside Capital Funds).

        (2) Martindale Andres & Company, Inc., 200 Four Falls Corporate Center, West Conshohocken, Pennsylvania 19428 (records relating to its functions as investment adviser for the KeyPremier Funds).

        (3) 1st Source Bank, 100 North Michigan Street, South Bend, Indiana 46634 (records relating to its functions as investment adviser for the 1st Source Monogram Funds).

        (4) Miller Anderson and Sherrerd LLP, One Tower Bridge, Suite 1100, West Conshohocken, Pennsylvania 19428 (records relating to its functions as sub-investment adviser for 1st Source Monogram Diversified Equity Fund).

        (5) Loomis Sayles & Company, L.P., 3 First National Plaza, Suite 5450, Chicago, Illinois 60600 (records relating to its functions as sub-investment adviser for 1st Source Monogram Diversified Equity Fund).

        (6) Columbus Circle Investors, #1 Metro Place, Stamford, Connecticut 06902 (records relating to its functions as sub-investment adviser for 1st Source Monogram Diversified Equity Fund).

        (7) BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as manager, administrator and distributor).

        (8) BISYS Fund Services Ohio, Inc. and BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as transfer agent and as fund accountant).

        (9) Baker & Hostetler LLP, 65 East State Street, Columbus, Ohio 43215 (Declaration of Trust, By-Laws, and Minute Books).

        (10) National City Bank, 1900 East 9th Street, Cleveland, Ohio 44114 (records relating to its function as custodian for the Riverside Capital Funds).

        (11) The Bank of New York, 48 Wall Street, New York, New York 10286 (records relating to its function as custodian for the KeyPremier Funds).

        (12) The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (records relating to its function as custodian for the 1st Source Monogram Funds).

Item 31.          Management Services
                  -------------------

                  None

Item 32.          Undertakings
                  ------------

                  None

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus, Ohio, on the 28th day of July, 1997. Registrant hereby certifies that this Post-Effective Amendment to Registration Statement meets all of the requirements for effectiveness pursuant to paragraph
(b) of Rule 485 under the Securities Act of 1933.


                                                     THE SESSIONS GROUP

                                                     Registrant

                                                     /s/ Walter B. Grimm
                                                     ---------------------------
                                                     Walter B. Grimm, President

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


        Signature                           Title                                       Date
        ---------                           -----                                       ----
/s/ Walter B. Grimm                         President (Principal                        July 28, 1997
-----------------------------               Executive Officer) and
Walter B. Grimm                             Trustee

/s/*Thresa Dewar                            Treasurer (Principal                        July 28, 1997
-----------------------------               Financial Officer and
Thresa Dewar                                Principal Accounting
                                            Officer)

/s/*Nancy E. Converse                       Trustee                                     July 28, 1997
-----------------------------
Nancy E. Converse

/s/*Maurice G. Stark                        Trustee                                     July 28, 1997
-----------------------------
Maurice G. Stark

/s/*James H. Woodward                       Trustee                                     July 28, 1997
-----------------------------
James H. Woodward

/s/*Chalmers P. Wylie                       Trustee                                     July 28, 1997
-----------------------------
Chalmers P. Wylie

*By/s/ Walter B. Grimm                                                                  July 28, 1997
   -----------------------
   Walter B. Grimm
   Attorney-In-Fact

                                  EXHIBIT INDEX

Exhibit No.                                 Description                                    Page
-----------                                 -----------                                    ----
   1(a)            Declaration of Trust dated as of April 25, 1988, was filed as
                   Exhibit (1)(a) to Post-Effective Amendment No. 34 to
                   Registrant's Registration Statement (No. 33-21489) filed on
                   April 25, 1996.

    (b) Amendment of Article IV, Section 4.2 of Declaration of Trust adopted August 15, 1989, was filed as Exhibit (1)(b) to Post-Effective Amendment No. 34 to Registrant's Registration
                   Statement (No. 33-21489) filed on April 25, 1996.

    (c) Amendment of Article V, Section 5.3 of Declaration of Trust adopted October 23, 1989, was filed as Exhibit (1)(c) to Post-Effective Amendment No. 34 to Registrant's Registration
                   Statement (No. 33-21489) filed on April 25, 1996.

    (d) Amendment of Article IV, Section 4.2 of Declaration of Trust adopted July 23, 1991, was filed as Exhibit (1)(d) to Post-Effective Amendment No. 34 to Registrant's Registration
                   Statement (No. 33-21489) filed on April 25, 1996.

    (e) Amendment of Article IV, Section 4.2 of Declaration of Trust adopted August 13, 1992, was filed as Exhibit (1)(e) to Post-Effective Amendment No. 34 to Registrant's Registration
                   Statement (No. 33-21489) filed on April 25, 1996.

    (f) Amendment of Article IV, Section 4.2 of Declaration of Trust as adopted October 28, 1992, was filed as Exhibit (1)(f) to Post-Effective Amendment No. 34 to Registrant's Registration
                   Statement (No. 33-21489) filed on April 25, 1996.



                                  EXHIBIT INDEX

Exhibit No.                                 Description                                  Page
-----------                                 -----------                                  ----
    (g)            Amendment of Article IV, Section 4.2 of Declaration of Trust
                   as adopted February 18, 1994, was filed as Exhibit (1)(g) to
                   Post-Effective Amendment No. 34 to Registrant's Registration
                   Statement (No. 33-21489) filed on April 25, 1996.

    (h) Amendment of Article IV, Section 4.2 of Declaration of Trust as adopted May 16, 1994, was filed as Exhibit (1)(h) to Post-Effective Amendment No. 34 to Registrant's Registration
                   Statement (No. 33-21489) filed on April 25, 1996.

    (i) Amendment to Article IV, Section 4.2 of Declaration of Trust as adopted April 10, 1996, was filed as Exhibit (1)(i) to Post-Effective Amendment No. 34 to Registrant's Registration
                   Statement (No. 33-21489) filed on April 25, 1996.

    (j) Amendment to Article IV, Section 4.2 of Declaration of Trust as adopted May 16, 1996, was filed as Exhibit (1)(j) to Post-Effective Amendment No. 35 to Registrant's Registration
                   Statement (No. 33-21489) filed on June 6, 1996.

    (k) Amendment to Article IV, Section 4.2 of Declaration of Trust as adopted August 15, 1996, was filed as Exhibit (1)(k) to Post-Effective Amendment No. 36 to Registrant's Registration
                   Statement (No. 33-21489) filed on August 16, 1996.

    (l) Amendment to Article IV, Section 4.2 of Declaration of Trust as adopted September 27, 1996 was filed as Exhibit (1)(l) to Post-Effective Amendment No. 38 to Registrant's Registration
                   Statement (No. 33-21489) filed on November 15, 1996.



                                                    EXHIBIT INDEX

Exhibit No.                                 Description                                  Page
-----------                                 -----------                                  ----
    (m)            Amendment to Article IV, Section 4.2 of Declaration of Trust
                   as adopted as of January 14, 1997, was filed as Exhibit
                   (l)(m) to Post-Effective Amendment No. 39 to Registrant's
                   Registration Statement (No. 33-21489) filed on March 18,
                   1997.

    2              By-Laws were filed as Exhibit (2) to Post-Effective Amendment
                   No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

   5(a) Investment Advisory Agreement dated as of July 19, 1988, between Registrant and National Bank of Commerce (with respect to Riverside Capital Money Market Fund) was filed as Exhibit (5)(a) to Post-Effective Amendment No. 34 to
                   Registrant's Registration Statement (No. 33-21489) filed on
                   April 25, 1996.

    (b) Investment Advisory Agreement dated as of September 20, 1991, between Registrant and National Bank of Commerce (with respect to Riverside Capital Value Equity Fund and Riverside
                   Capital Fixed Income Fund) was filed as Exhibit (5)(b) to
                   Post-Effective Amendment No. 34 to Registrant's Registration
                   Statement (No. 33-21489) filed on April 25, 1996.

    (c) Investment Advisory Agreement dated as of October 27, 1992, between Registrant and National Bank of Commerce (with respect to Riverside Capital Tennessee Municipal Obligations
                   Fund) was filed as Exhibit (5)(c) to Post-Effective Amendment
                   No. 34 to Registrant's Registration Statement (No. 33-21489) filed on April 25, 1996.

    (d)            Investment Advisory Agreement dated April 5, 1994, as amended
                   June 3, 1994, between Registrant and National Bank of
                   Commerce (with respect to Riverside Capital Low Duration
                   Government Securities Fund and Riverside Capital Growth



                                                    EXHIBIT INDEX

Exhibit No.                                 Description                                        Page
-----------                                 -----------                                        ----
                   Fund) was filed as Exhibit (5)(d) to Post-Effective Amendment
                   No. 34 to Registrant's Registration Statement (No. 33-21489)
                   filed on April 25, 1996.


    (e) Investment Advisory Agreement dated July 9, 1996, as amended as of June 30, 1997, between Registrant and Martindale Andres
                   & Company, Inc. (with respect to the KeyPremier Funds).


    (f)            Investment Advisory Agreement dated August 20, 1996, between
                   Registrant and 1st Source Bank (with respect to 1st Source
                   Monogram Funds) was filed as Exhibit (5)(f) to Post-Effective
                   Amendment No. 37 to Registrant's Registration Statement (No.
                   33-21489) filed on October 21, 1996.

    (g) Sub-Investment Advisory Agreement dated August 20, 1996, between 1st Source Bank and Miller Anderson & Sherrerd LLP
                   (with respect to 1st Source Monogram Diversified Equity Fund) was filed as Exhibit (5)(g) to Post-Effective Amendment No.
                   37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

    (h) Sub-Investment Advisory Agreement dated August 20, 1996, between 1st Source Bank and Loomis Sayles & Company, L.P.
                   (with respect to 1st Source Monogram Diversified Equity Fund) was filed as Exhibit (5)(h) to Post-Effective Amendment No.
                   37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996.

    (i) Sub-Investment Advisory Agreement dated August 20, 1996, between 1st Source Bank and Columbus Circle Investors (with respect to 1st Source Monogram Diversified Equity Fund) was filed as Exhibit (5)(i) to Post-Effective Amendment No. 37 to
                   Registrant's



                                                    EXHIBIT INDEX

Exhibit No.                                 Description                              Page
-----------                                 -----------                              ----
                   Registration Statement (No. 33-21489) filed on October 21,
                   1996.

   6(a) Distribution Agreement dated October 1, 1993, as amended as of June 3, 1994, between Registrant and The Winsbury Company
                   Limited Partnership was filed as Exhibit (6)(a) to Post-Effective Amendment No. 30 to Registrant's Registration
                   Statement (No. 33-21489) filed on August 24, 1994.

    (b) Form of Selected Dealer Agreement was filed as Exhibit (6)(b) to Post-Effective Amendment No. 34 to Registrant's
                   Registration Statement (No. 33-21489) filed on April 25,
                   1996.


    (c) Distribution Agreement dated as of July 9, 1996, as amended as of June 30, 1997, between Registrant and BISYS Fund
                   Services Limited Partnership (relating to the KeyPremier
                   Funds).


    (d)            Form of Shareholder Services Agreement was filed as Exhibit
                   (6)(d) to Post-Effective Amendment No. 34 to Registrant's
                   Registration Statement (No. 33-21489) filed on April 25,
                   1996.

    (e)            Distribution Agreement dated as of August 20, 1996, between
                   Registrant and BISYS Fund Services Limited Partnership
                   (relating to the 1st Source Monogram Funds) was filed as Exhibit (6)(e) to Post-Effective Amendment No. 37 to
                   Registrant's Registration Statement (No. 33-21489) filed on
                   October 21, 1996.

   8(a) Custodial Services Agreement dated as of March 1, 1995, between Registrant and National City Bank (with respect to the Riverside Capital Funds) was filed as Exhibit (8) of Post-Effective Amendment No. 33 to Registrant's Registration
                   Statement (No. 33-21489) filed on October 30, 1995.



                                                    EXHIBIT INDEX

Exhibit No.                                 Description                                 Page
-----------                                 -----------                                 ----

    (b)            Custody Agreement dated July 9, 1996, as amended as of June
                   30, 1997, between Registrant and The Bank of New York (with respect to the KeyPremier Funds).


    (c) Custody Agreement dated August 20, 1996, between Registrant and The Fifth Third Bank (with respect to the 1st Source
                   Monogram Funds) was filed as Exhibit (8)(c) to Post-Effective
                   Amendment No. 37 to Registrant's Registration Statement (No.
                   33-21489) filed on October 21, 1996.


    (d)            Cash Management and Related Services Agreement dated
                   September 24, 1996, as amended as of June 30, 1997, between
                   Registrant and The Bank of New York.


   9(a)            Management and Administration Agreement dated August 23,
                   1990, as amended October 27, 1992, between Registrant and The
                   Winsbury Company Limited Partnership (with respect to
                   Riverside Capital Money Market Fund, Riverside Capital Equity
                   Fund, Riverside Capital Fixed Income Fund and Riverside
                   Capital Tennessee Municipal Obligations Fund) was filed as
                   Exhibit (9)(a) to Post-Effective Amendment No. 25 to
                   Registrant's Registration Statement (No. 33-21489) filed on
                   April 27, 1993.

     (g) Transfer Agency Agreement dated as of September 1, 1992, as amended as of May 1, 1994, between Registrant and BISYS Fund
                   Services Ohio, Inc. (formerly The Winsbury Service
                   Corporation) (with respect to the Riverside Capital Funds) was filed as Exhibit (9)(g) to Post-Effective Amendment No.
                   30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

                                  EXHIBIT INDEX

Exhibit No.                                 Description                                          Page
-----------                                 -----------                                          ----
    (h)            Fund Accounting Agreement dated February 4, 1993, between
                   Registrant and The Winsbury Service Corporation (with respect to Riverside Capital Money Market Fund, Riverside Capital
                   Equity Fund, Riverside Capital Fixed Income Fund and
                   Riverside Capital Municipal Obligations Fund) was filed as
                   Exhibit (9)(h) to Post-Effective Amendment No. 25 to
                   Registrant's Registration Statement (No. 33-21489) filed on
                   April 27, 1993.

    (r)            Administrative Services Plan of Registrant effective October
                   19, 1993 was filed as Exhibit (9)(r) to Post-Effective
                   Amendment No. 28 to Registrant's Registration Statement (No.
                   33-21489) filed on February 4, 1994.

    (s) Servicing Agreement to Administrative Services Plan dated as of October 19, 1993, between Registrant and National Bank of
                   Commerce (with respect to Riverside Capital Money Market
                   Fund, Riverside Capital Equity Fund, Riverside Capital Fixed
                   Income Fund and Riverside Capital Tennessee Municipal
                   Obligations Fund) was filed as Exhibit (9)(s) to Post-Effective Amendment No. 29 to Registrant's Registration
                   Statement (No. 33-21489) filed on April 4, 1994.

    (u) Management and Administration Agreement dated April 5, 1994, as amended as of June 3, 1994, between Registrant and The
                   Winsbury Company Limited Partnership (with respect to
                   Riverside Capital Low Duration Government Securities Fund and
                   Riverside Capital Growth Fund) was filed as Exhibit (9)(u) to
                   Post-Effective Amendment No. 30 to Registrant's Registration
                   Statement (No. 33-21489) filed on August 24, 1994.



                                  EXHIBIT INDEX

Exhibit No.                                 Description                                  Page
-----------                                 -----------                                  ----
    (v)            Fund Accounting Agreement dated April 5, 1994, as amended
                   June 3, 1994, between Registrant and The Winsbury Service
                   Corporation (with respect to Riverside Capital Low Duration
                   Government Securities Fund and Riverside Capital Growth Fund)
                   was filed as Exhibit (9)(v) to Post-Effective Amendment No.
                   30 to Registrant's Registration Statement (No. 33-21489)
                   filed on August 24, 1994.

    (w)            Servicing Agreement to Administrative Services Plan dated
                   April 5, 1994, between Registrant and National Bank of
                   Commerce (with respect to Riverside Capital Low Duration
                   Government Securities Fund and Riverside Capital Growth Fund) was filed as Exhibit (9)(w) to Post-Effective Amendment No.
                   30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.


    (x) Management and Administration Agreement dated July 9, 1996, as amended as of June 30, 1997, between Registrant and BISYS
                   Fund Services Limited Partnership (with respect to the
                   KeyPremier Funds).

    (y) Fund Accounting Agreement dated July 9, 1996, as amended as of June 30, 1997, between Registrant and BISYS Fund Services,
                   Inc. (with respect to the KeyPremier Funds).

    (z) Transfer Agency Agreement dated July 9, 1996, as amended as of June 30, 1997, between Registrant and BISYS Fund Services,
                   Inc. (with respect to the KeyPremier Funds).


    (aa)           Management and Administration Agreement dated August 20,
                   1996, between Registrant and BISYS Fund Services Limited
                   Partnership (with respect to the 1st Source Funds) was filed as Exhibit (9)(aa) to Post-Effective Amendment No. 37 to
                   Registrant's Registration Statement (No. 33-21489) filed on
                   October 21, 1996.



                                  EXHIBIT INDEX

Exhibit No.                                 Description                              Page
-----------                                 -----------                              ----
    (ab)           Fund Accounting Agreement dated August 20, 1996, between
                   Registrant and BISYS Fund Services, Inc. (with respect to the
                   1st Source Monogram Funds) was filed as Exhibit (9)(ab) to
                   Post-Effective Amendment No. 37 to Registrant's Registration
                   Statement (No. 33-21489) filed on October 21, 1996.

    (ac)           Transfer Agency Agreement dated August 20, 1996, between
                   Registrant and BISYS Fund Services, Inc. (with respect to the
                   1st Source Monogram Funds) was filed as Exhibit (9)(ac) to
                   Post-Effective Amendment No. 37 to Registrant's Registration
                   Statement (No. 33-21489) filed on October 21, 1996.

    (ad) Form of Servicing Agreement to Administrative Services Plan was filed as Exhibit (9)(ad) to Post-Effective Amendment No.
                   35 to Registrant's Registration Statement (No. 33-21489) filed on June 6, 1996.


  10(a)            Opinion of Counsel with respect to shares of the Riverside
                   Capital Funds registered pursuant to Rule 24e-2 was filed as Exhibit (10)(a) to Post-Effective Amendment No. 41 to
                   Registrant's Registration Statement (No. 33-21489) filed on
                   May 21, 1997. Opinion of Counsel with respect to shares of KeyPremier U.S. Treasury Obligations Money Market Fund and
                   KeyPremier Limited Duration Government Securities Fund was filed as Exhibit (10)(a) to Post-Effective Amendment No. 40 to Registrant's Registration Statement (No. 33-21489) filed on April 16, 1997. Opinion of Counsel with respect to Shares of KeyPremier Aggressive Growth Fund was filed as Exhibit
                   (10)(a) to Post-Effective Amendment No. 38 to Registrant's
                   Registration Statement (No. 33-21489) filed on November 15,
                   1996. Opinion of Counsel with respect to Shares of




                                                    EXHIBIT INDEX

Exhibit No.                                 Description                                       Page
-----------                                 -----------                                       ----
                   KeyPremier Established Growth Fund and KeyPremier
                   Intermediate Term Income Fund was filed as Exhibit (10)(a) to
                   Post-Effective Amendment No. 36 to Registrant's Registration
                   Statement (No. 33-21489) filed on August 16, 1996. Opinion of
                   Counsel with respect to Shares of 1st Source Monogram U.S.
                   Treasury Obligations Money Market Fund, 1st Source Monogram
                   Diversified Equity Fund, 1st Source Monogram Income Equity
                   Fund, 1st Source Monogram Special Equity Fund, 1st Source
                   Monogram Income Fund and 1st Source Monogram Intermediate
                   Tax-Free Bond Fund was filed as Exhibit (10)(a) to
                   Post-Effective Amendment No. 35 to Registrant's Registration
                   Statement (No. 33-21489) filed on June 6, 1996. Opinion of
                   Counsel with respect to Shares of the KeyPremier Prime Money
                   Market Fund and the KeyPremier Pennsylvania Municipal Bond
                   Fund was filed as Exhibit (10)(a) to Post-Effective Amendment
                   No. 34 to Registrant's Registration Statement (No. 33-21489)
                   filed on April 25, 1996. An Opinion of Counsel was filed by
                   Notice on August 28, 1996, pursuant to Rule 24f-2 (with
                   respect to Riverside Capital Money Market Fund, Riverside
                   Capital Value Equity Fund, Riverside Capital Fixed Income
                   Fund, Riverside Capital Tennessee Municipal Obligations Fund,
                   Riverside Capital Low Duration Government Securities Fund and
                   Riverside Capital Growth Fund).

    (b)            Opinion of Special Counsel with respect to Riverside Capital
                   Tennessee Municipal Obligations Fund was filed as Exhibit
                   (10)(b) to Post-Effective Amendment No. 23 to Registrant's
                   Registration Statement (No. 33-21489) filed on October 30,
                   1992.

  11(a)             Consent of KPMG Peat Marwick LLP.



                                                    EXHIBIT INDEX

Exhibit No.                                 Description                               Page
-----------                                 -----------                               ----
    (b)            Consent of Burch, Porter & Johnson was filed as Exhibit
                   (11)(b) to Post-Effective Amendment No. 23 to Registrant's
                   Registration Statement (No. 33-21489) filed on October 30,
                   1992.

    (c)            Consent of Coopers & Lybrand L.L.P. was filed as Exhibit
                   (11)(c) to Post- Effective Amendment No. 39 to Registrant's
                   Registration Statement (No. 33-21489) on March 18, 1997.

  13               Purchase Agreement dated as of July 19, 1988, between
                   Registrant and Winsbury Associates was filed as Exhibit (13) to Pre-Effective Amendment No. 2 to Registrant's Registration
                   Statement (No. 33-21489) filed on July 21, 1988.

  15(a)            Rule 12b-1 Plan (with F respect to the Riverside Capital
                   Funds) was filed as Exhibit (15)(a) to Pre-Effective
                   Amendment No. 2 to Registrant's Registration Statement (No.
                   33-21489) filed on July 21, 1988.

    (c)            Rule 12b-1 Plan (with respect to the 1st Source Monogram
                   Funds) was filed as Exhibit (15)(c) to Post-Effective
                   Amendment No. 35 to Registrant's Registration Statement (No.
                   33-21489) filed on June 6, 1996.

    (h)            Rule 12b-1 Agreement dated October 1, 1993, between The
                   Winsbury Company Limited Partnership and National Bank of
                   Commerce (with respect to Riverside Capital Money Market
                   Fund, Riverside Capital Equity Fund, Riverside Capital Fixed
                   Income Fund and Riverside Capital Tennessee Municipal
                   Obligations Fund) was filed as Exhibit (15)(h) to Post-Effective Amendment No. 27 to Registrant's Registration
                   Statement (No. 33-21489) filed on October 19, 1993.

    (m)            Rule 12b-1 Agreement dated October 1, 1993, between The
                   Winsbury Company



                                                    EXHIBIT INDEX

Exhibit No.                                 Description                             Page
-----------                                 -----------                             ----
                   Limited Partnership and Commerce Investment Corporation (with respect to Riverside Capital Money Market Fund, Riverside
                   Capital Value Equity Fund, Riverside Capital Fixed Income
                   Fund and Riverside Capital Tennessee Municipal Obligations
                   Fund) was filed as Exhibit (15)(m) to Post-Effective
                   Amendment No. 27 to Registrant's Registration Statement (No.
                   33-21489) filed on October 19, 1993.

    (n)            Rule 12b-1 Agreement dated October 19, 1993, between
                   Registrant and The Winsbury Company Limited Partnership (with respect to Riverside Capital Money Market Fund, Riverside
                   Capital Value Equity Fund, Riverside Capital Fixed Income
                   Fund and Riverside Capital Tennessee Municipal Obligations
                   Fund) was filed as Exhibit (15)(n) to Post-Effective
                   Amendment No. 28 to Registrant's Registration Statement (No.
                   33-21489) filed on February 4, 1994.

    (o)            Rule 12b-1 Agreement dated as of April 5, 1994, between The
                   Winsbury Company Limited Partnership and Commerce Investment
                   Corporation (with respect to Riverside Capital Low Duration
                   Government Securities Fund and Riverside Capital Growth Fund) was filed as Exhibit (15)(o) to Post-Effective Amendment No.
                   30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

    (p)            Rule 12b-1 Agreement dated as of April 5, 1994, between
                   Registrant and The Winsbury Company Limited Partnership (with respect to Riverside Capital Low Duration Government
                   Securities Fund and Riverside Capital Growth Fund) was filed as Exhibit (15)(p) to Post-Effective Amendment No. 30 to
                   Registrant's Registration Statement (No. 33-21489) filed on
                   August 24, 1994.



                                                    EXHIBIT INDEX

Exhibit No.                                 Description                                       Page
-----------                                 -----------                                       ----
    (s)            Rule 12b-1 Agreement dated as of May 16, 1994, between J.C.
                   Bradford & Co. and The Winsbury Company Limited Partnership
                   (with respect to The Riverside Capital Funds) was filed as
                   Exhibit (15)(s) to Post-Effective Amendment No. 30 to
                   Registrant's Registration Statement (No. 33-21489) filed on
                   August 24, 1994.

    (t)            Rule 12b-1 Agreement dated as of May 16, 1994, between
                   Morgan, Keegan & Co. and The Winsbury Company Limited
                   Partnership (with respect to The Riverside Capital Funds) was filed as Exhibit (15)(t) to Post-Effective Amendment No. 30 to Registrant's Registration Statement (No. 33-21489) filed on August 24, 1994.

    (u)            Rule 12b-1 Agreement dated as of August 1, 1994, between
                   J.J.B. Hilliard, W.L. Lyons, Inc. and The Winsbury Company
                   Limited Partnership (with respect to the Riverside Capital
                   Funds) was filed as Exhibit (15)(u) to Post-Effective
                   Amendment No. 31 to Registrant's Registration Statement (No.
                   33-21489) filed on October 14, 1994.

    (v)            Rule 12b-1 Agreement dated as of August 31, 1994, between
                   TrustMark Investments, Inc. and The Winsbury Company Limited
                   Partnership Agreement (with respect to the Riverside Capital
                   Funds) was filed as Exhibit (15)(v) to Post-Effective
                   Amendment No. 31 to Registrant's Registration Statement (No.
                   33-21489) filed on October 14, 1994.

  16(a)            Computation of Performance Quotations for Riverside Capital
                   Money Market Fund was filed as Exhibit (16)(a) to
                   Post-Effective Amendment No. 27 to Registrant's Registration
                   Statement (No. 33-21489) filed on October 19, 1993.

    (b)            Computation of Performance Quotations for Riverside Capital
                   Value Equity Fund and Riverside Capital Fixed Income Fund was filed as Exhibit (16)(b) to Post-Effective Amendment No. 27 to



                                                    EXHIBIT INDEX

Exhibit No.                                 Description                                 Page
-----------                                 -----------                                 ----
                   Registrant's Registration Statement (No. 33-21489) filed
                   on October 19, 1993.

    (f)            Computation of Performance Quotations for Riverside Capital
                   Tennessee Municipal Obligations Fund was filed as Exhibit
                   (16)(f) to Post-Effective Amendment No. 27 to Registrant's
                   Registration Statement (No. 33-21489) filed on October 19,
                   1993.

    (h)            Computation of Performance Quotations for Riverside Capital
                   Low Duration Government Securities Fund and Riverside Capital
                   Growth Fund was filed as Exhibit (16)(h) to Post-Effective
                   Amendment No. 33 to Registrant's Registration Statement (No.
                   33-21489) filed on October 30, 1995.


    (i)            Computations of Performance Quotations for KeyPremier
                   Aggressive Growth Fund. Computations of Performance
                   Quotations for KeyPremier Established Growth Fund, KeyPremier
                   Intermediate Term Income Fund and KeyPremier Limited Duration
                   Government Securities Fund were filed as Exhibit (16)(i) to
                   Post-Effective Amendment No. 41 to Registrant's Registration
                   Statement (No. 33-21489) filed on May 21, 1997. Computations of Performance Quotations for KeyPremier Prime Money Market
                   Fund and KeyPremier Pennsylvania Municipal Bond Fund were filed as Exhibit (16)(i) to Post-Effective Amendment No. 39 to Registrant's Registration Statement (No. 33-21489) filed on March 18, 1997. Computation of Performance Quotations for
                   KeyPremier U.S. Treasury Obligations Money Market Fund to be filed by amendment.


    (j)            Computations of Performance Quotations for 1st Source
                   Monogram Diversified Equity Fund, 1st Source Monogram Income
                   Equity Fund, 1st Source Monogram Special Equity Fund and 1st
                   Source Monogram Income Fund were filed as Exhibit (16)(j) to
                   Post-Effective Amendment No. 39 to Registrant's Registration



                                                    EXHIBIT INDEX

Exhibit No.                                 Description                                 Page
-----------                                 -----------                                 ----

                   Statement (No. 33-21489) on March 18, 1997. Computation of
                   Performance Quotations for 1st Source Monogram U.S. Treasury
                   Obligations Money Market Fund and 1st Source Monogram
                   Intermediate Tax-Free Bond Fund to be filed by amendment.


  17               Financial Data Schedule for KeyPremier Aggressive Growth
                   Fund. Financial Data Schedules for KeyPremier Established
                   Growth Fund and KeyPremier Intermediate Term Income Fund were filed as Exhibit (17) to Post-Effective Amendment No. 41 to
                   Registrant's Registration Statement (No. 33-21489) filed on
                   May 21, 1997. Financial Data Schedules for KeyPremier Prime
                   Money Market Fund, KeyPremier Pennsylvania Municipal Bond
                   Fund, 1st Source Monogram Diversified Equity Fund, 1st Source
                   Monogram Income Equity Fund, 1st Source Monogram Special
                   Equity Fund, and 1st Source Monogram Income Fund were filed as Exhibit (17) to Post-Effective Amendment No. 39 to
                   Registrant's Registration Statement (No. 33-21489) on March
                   18, 1997. Financial Data Schedules for the Riverside Capital
                   Funds were filed as Exhibit (17) to Post-Effective Amendment
                   No. 37 to Registrant's Registration Statement (No. 33-21489) filed on October 21, 1996. Financial Data Schedules for the other KeyPremier Funds and the other 1st Source Monogram
                   Funds to be filed by amendment.


  18               None.

  19(a)            Powers of Attorney of Stephen G. Mintos, Maurice G. Stark and
                   Chalmers P. Wylie, Walter B. Grimm were filed as Exhibit
                   (17)(a) to Post-Effective Amendment No. 30 to Registrant's
                   Registration Statement (No. 33-21489) filed on August 24,
                   1994.

    (b)            Consent of Baker & Hostetler LLP

    (c)            Power of Attorney of Nancy E. Converse




                                                    EXHIBIT INDEX

Exhibit No.                                 Description                                 Page
-----------                                 -----------                                 ----




                   was filed as Exhibit (19)(c) to Post-Effective Amendment No.
                   36 to Registrant's Registration Statement (No. 33-21489) filed on August 16, 1996.

    (d)            Power of Attorney of James H. Woodward was filed as Exhibit
                   (19)(d) to Post-Effective Amendment No. 37 to Registrant's
                   Registration Statement (No. 33-21489) filed on October 21,
                   1996.


    (e)            Power of Attorney of Thresa Dewar was filed as Exhibit
                   (19)(e) to Post-Effective Amendment No. 41 to Registrant's
                   Registration Statement (No. 33-21489) filed on May 21, 1997.


As filed with the Securities and Exchange Commission July 30, 1997


                                            1933 Act Registration No. 33-21489
                                                    1940 Act File No. 811-5545

                                   EXHIBITS TO

                                    FORM N-1A


          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]



                      Post-Effective Amendment No. 42                       [X]

                                       and

                   REGISTRATION STATEMENT UNDER THE INVESTMENT              [X]
                               COMPANY ACT OF 1940



                                Amendment No. 44                            [X]




                               The Sessions Group
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 (800) 752-1823